N-2 - USD ($)				12 Months Ended
		Apr. 28, 2026	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cover [Abstract]
Entity Central Index Key		0001725472
Amendment Flag		false
Entity Inv Company Type		N-2
Securities Act File Number		333-222106
Investment Company Act File Number		811-23319
Document Type		N-2
Document Registration Statement		true
Post-Effective Amendment		true
Post-Effective Amendment Number		19
Investment Company Act Registration		true
Investment Company Registration Amendment		true
Investment Company Registration Amendment Number		23
Entity Registrant Name		CARLYLE TACTICAL PRIVATE CREDIT FUND
Entity Address, Address Line One		One Vanderbilt Avenue
Entity Address, Address Line Two		Suite 3400
Entity Address, City or Town		New York
Entity Address, State or Province		NY
Entity Address, Postal Zip Code		10017
City Area Code		833
Local Phone Number		677-3646
Approximate Date of Commencement of Proposed Sale to Public		As soon as practicable after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only		false
Delayed or Continuous Offering		true
Primary Shelf [Flag]		false
Effective Upon Filing, 462(e)		false
Additional Securities Effective, 413(b)		false
Effective when Declared, Section 8(c)		false
Effective upon Filing, 486(b)		false
Effective on Set Date, 486(b)		true
Effective on Date, 486(b)		Apr. 30, 2026
Effective after 60 Days, 486(a)		false
Effective on Set Date, 486(a)		false
New Effective Date for Previous Filing		false
Additional Securities. 462(b)		false
No Substantive Changes, 462(c)		false
Exhibits Only, 462(d)		false
Registered Closed-End Fund [Flag]		true
Business Development Company [Flag]		false
Interval Fund [Flag]		true
Primary Shelf Qualified [Flag]		false
Entity Well-known Seasoned Issuer		No
Entity Emerging Growth Company		false
New CEF or BDC Registrant [Flag]		false
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

	Class A	Class I	Class L	Class M	Class N	Class U	Class Y
SHAREHOLDER TRANSACTION FEES
Maximum sales load imposed on purchases (1)	3.00%	None	3.50%	None	None	None	None
Early Withdrawal Charge on Shares Repurchased Within 365 Days of Purchase ( as a percentage of proceeds )	None	None	None	None	None	None	None
Maximum contingent deferred sales charge	None	None	None	None	None	None	None
(1)
Investors purchasing Class A Shares may be charged a sales load of up to 3.00% of the Investor’s gross purchase, and Investors purchasing Class L Shares may be charged a sales load of up to 3.50% of the Investor’s gross purchase. The Distributor may, in its discretion, waive all or a portion of the sales load for certain investors. While Class M Shares and Class U Shares are not subject to a front-end
sales charge, if you purchase Class M Shares or Class U Shares through certain financial firms, such firms may directly charge you transaction or other fees in such amount as they may determine. Please consult your financial firm for additional information. See “Plan of Distribution.”

Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]
ANNUAL FUND EXPENSES (2)(3) (as a percentage of average net assets attributable to Shares)
Management Fee (4)	1.44%	1.44%	1.44%	1.44%	1.44%	1.44%	1.44%
Incentive Fee (5)	1.46%	1.46%	1.46%	1.46%	1.46%	1.46%	1.46%
Interest payments on borrowed funds and securities sold short (6)	2.84%	2.84%	2.84%	2.84%	2.84%	2.84%	2.84%
Other expenses (7)	0.95%	0.45%	0.95%	1.20%	0.45%	1.20%	0.70%
Distribution fee (8)	0.50%	None	0.25%	0.75%	None	0.75%	None
Shareholder Servicing fee (9)	None	None	0.25%	None	None	None	0.25%
All non-distribution and/or shareholder servicing other expenses	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%
Total annual fund expenses	6.69%	6.19%	6.69%	6.94%	6.19%	6.94%	6.44%
(2)
The table above presents the Fund’s estimated annual expenses based on the assumption that the Fund borrows money for investment purposes at an average rate of 43.75% of the Fund’s Net Assets. The Fund’s estimated total annual fund expenses excluding interest payments on borrowed funds and securities sold short would be 3.85% for Class A Shares, 3.35% for Class I Shares, 3.85% for Class L Shares, 4.10% for Class M Shares, 3.35% for Class N Shares, 4.10% for Class U Shares and 3.60% for Class Y Shares.

(3)	Expenses reflect current fees for Class A Shares, Class I Shares, Class L Shares, Class M Shares, Class N Shares, Class U Shares and Class Y Shares.

(4)
The Management Fee paid by the Fund is calculated at the annual rate of 1.00% of the month-end
value of the Fund’s Managed Assets (such amount not to exceed, in any case, 1.50% of Net Assets), which includes assets purchased with borrowed money. The table above assumes that the Fund borrows money for investment purposes at an average amount of 43.75% of its Net Assets and also reflects the Fund’s outstanding Preferred Shares. The Management Fee estimate in the table is greater than 1.00% since it is computed as a percentage of the Fund’s Net Assets for presentation therein. In addition, if the Fund borrows money in excess of the 43.75%
debt-to-NAV
ratio or issues additional Preferred Shares, then the Management Fee in relation to its Net Assets would be higher than the estimate presented in the table.

(5)
The Fund anticipates that it may have interest income that could result in the payment of an Incentive Fee to the Adviser during certain periods. However, the Incentive Fee is based on the Fund’s performance and will not be paid unless the Fund achieves certain performance targets. The Fund expects the Incentive Fee the Fund pays to increase to the extent the Fund earns greater interest income through its investments in portfolio companies. The Incentive Fee is calculated and payable quarterly in arrears based upon the Fund’s
“pre-incentive
fee net investment income” for the immediately preceding quarter, and is subject to a hurdle rate, expressed as a rate of return on the Fund’s Net Assets, equal to 1.50% per quarter, or an annualized hurdle rate of 6.00%, subject to a
“catch-up”
feature. For purposes of computing the Fund’s
pre-incentive
fee net investment income, the calculation methodology will look through total return swaps as if the Fund owned the referenced assets directly. See “Management and Incentive Fees” for a full explanation of how the Incentive Fee is calculated.
(6)
Interest expenses represent estimated interest related costs the Fund currently expects to incur in connection with the use of its credit facilities. See “Summary of Terms — Leverage.” The amount shown in the table above is based on the assumption that the Fund borrows money for investment purposes at an average rate of 43.75% of Net Assets and includes dividends payable on the Fund’s MRP Shares, which, in the aggregate, have an average interest rate of 6.11% per annum.

(7)
Other expenses include reasonably estimated costs the Fund can expect to incur related to accounting, custody, transfer agency, legal, valuation agent, pricing vendor and auditing fees of the Fund, organizational and offering costs applicable to each class, as well as the reimbursement of the compensation of administrative personnel and fees payable to the Independent Trustees.

(8)
The Fund may charge a distribution and/or shareholder servicing fee totaling up to 0.50% per year on
Clas
s A Shares, 0.50% per year on Class L Shares, 0.75% per year on Class M Shares, 0.75% per year on Class U Shares and 0.25% on Class Y Shares. With respect to Class L Shares, 0.25% of the fee is characterized as a “shareholder service fee” and the remaining portion is characterized as a “distribution fee.” With respect to Class A Shares, Class M Shares and Class U Shares, the entire fee is characterized as a “distribution fee.” With respect to Class Y Shares, the entire fee is characterized as a “shareholder service fee.”

The Fund may use these fees, in respect of the relevant class, to compensate Financial Intermediaries or financial institutions for distribution-related expenses, if applicable, and providing ongoing services in respect of clients with whom they have distributed Class A Shares, Class L Shares, Class M Shares, Class U Shares or Class Y Shares of the Fund. Such services may also include electronic processing of client orders, electronic fund transfers between clients and the Fund, account reconciliations with the Fund’s transfer agent, facilitation of electronic delivery to clients of Fund documentation, monitoring client accounts for back-up
withholding and any other special tax reporting obligations, maintenance of books and records with respect to the foregoing, and such other information and liaison services as the Fund or the Adviser may reasonably request.

Other Annual Expenses [Abstract]
Expense Example [Table Text Block]
Example:
The following example demonstrates the projected dollar amount of total expenses that would be incurred over various periods with respect to a hypothetical investment in Shares. In calculating the following expense amounts, the Fund has assumed its direct and indirect annual operating expenses would remain at the percentage levels set forth in the table above.
An investor would pay the following expenses on a $1,000 investment, assuming a 5.0% annual return:

Class A
	1 Year	3 Years	5 Years	10 Years
	$97	$226	$350	$642

Class I
	1 Year	3 Years	5 Years	10 Years
	$63	$188	$309	$597

Class L
	1 Year	3 Years	5 Years	10 Years
	$101	$230	$354	$644

Class M
	1 Year	3 Years	5 Years	10 Years
	$71	$209	$341	$647

Class N

	1 Year	3 Years	5 Years	10 Years
	$63	$188	$309	$597

Class U
	1 Year	3 Years	5 Years	10 Years
	$71	$209	$341	$647

Class Y
	1 Year	3 Years	5 Years	10 Years
	$66	$195	$320	$615
The example and the expenses in the tables above should not be considered a representation of the Fund’s future expenses, and actual expenses may be greater or less than those shown
. While the example assumes a 5.0% annual return, as required by the SEC, the Fund’s performance will vary and may result in a return greater or less than 5.0%. For a more complete description of the various fees and ex pens
es borne directly and indirectly by the Fund, see “Fund Expenses” and “Management and Incentive Fees.”

Basis of Transaction Fees, Note [Text Block]		as a percentage of proceeds
Other Expenses, Note [Text Block]		Other expenses include reasonably estimated costs the Fund can expect to incur related to accounting, custody, transfer agency, legal, valuation agent, pricing vendor and auditing fees of the Fund, organizational and offering costs applicable to each class, as well as the reimbursement of the compensation of administrative personnel and fees payable to the Independent Trustees.
Management Fee not based on Net Assets, Note [Text Block]	The Management Fee paid by the Fund is calculated at the annual rate of 1.00% of the month-end
value of the Fund’s Managed Assets (such amount not to exceed, in any case, 1.50% of Net Assets), which includes assets purchased with borrowed money. The table above assumes that the Fund borrows money for investment purposes at an average amount of 43.75% of its Net Assets and also reflects the Fund’s outstanding Preferred Shares. The Management Fee estimate in the table is greater than 1.00% since it is computed as a percentage of the Fund’s Net Assets for presentation therein. In addition, if the Fund borrows money in excess of the 43.75%
debt-to-NAV
		ratio or issues additional Preferred Shares, then the Management Fee in relation to its Net Assets would be higher than the estimate presented in the table.
Financial Highlights [Abstract]
Senior Securities [Table Text Block]

Class and Year Ended	Total Amount Outstanding Exclusive of Treasury Securities (1)	Asset Coverage Per Unit (2)	Involuntary Liquidating Preference Per Unit (3)	Average Market Value Per Unit (4)
Credit Facility (Bank of America, N.A.)
December 31, 2025	$225,000	$7,048	—	N/A
Credit Facility (JPMorgan Chase Bank, National Association)
December 31, 2025	$695,159	$7,048	—	N/A
December 31, 2024	$564,069	$9,015	—	N/A
December 31, 2023	$326,492	$10,439	—	N/A
December 31, 2022	$315,344	$6,420	—	N/A
December 31, 2021	$274,771	$4,206	—	N/A
Credit Facility (Société Generale / HSBC)
December 31, 2020	$73,702	$4,124	—	N/A
December 31, 2019	$47,611	$3,522	—	N/A
Credit Facility (Société Generale)
December 31, 2018	$30,600	$3,809	—	N/A
Mandatory Redeemable Preferred Shares*
December 31, 2025	$950,000	$88.00	$25.00	N/A

December 31, 2024	$650,000	$106.23	$25.00	N/A
December 31, 2023	$400,000	$117.29	$25.00	N/A
December 31, 2022	$300,000	$82.25	$25.00	N/A
Note-on-Note Loan (Axos Bank) +
December 31, 2025	$27,686	$7,048	—	N/A
December 31, 2024	$15,399	$9,015	—	N/A

*	There were no mandatory redeemable preferred shares outstanding as of December 31, 2021, December 31, 2020, December 31, 2019 and December 31, 2018.

+	There were no note-on-note loans outstanding as of December 31, 2023, December 31, 2022, December 31, 2021, December 31, 2020, December 31, 2019 and December 31, 2018.

(1)	Total amount of each class of senior securities outstanding at principal value at the end of the period presented.

(2)
The asset coverage ratio for a class of senior securities representing indebtedness is calculated as our consolidated total assets, less all liabilities and indebtedness not represented by senior securities, divided by total senior securities representing indebtedness as calculated separately for each of the Preferred Shares and the applicable borrowings in accordance with Section 18(h) of the 1940 Act. With respect to the Preferred Shares, the “Asset Coverage Per Unit” is expressed in terms of dollar amounts per share of outstanding Preferred Shares (based on a per share liquidation preference of $25). With respect to the credit facilities and note-on-note
loans, the asset coverage ratio is multiplied by $1,000 to determine the “Asset Coverage Per Unit”.

(3)
The amount to which such class of senior security would be entitled upon our involuntary liquidation in preference to any security junior to it. The “—” in this column indicates that the SEC expressly does not require this information to be disclosed for certain types of senior securities.

(4)	Not applicable to senior securities outstanding as of period end.

Senior Securities, Note [Text Block]
SENIOR SECURITIES
Information about the Fund’s senior securities as of December 31, 2025, December 31, 2024, December 31, 2023, December 31, 2022, December 31, 2021, December 31, 2020, December 31, 2019 and December 31, 2018 is shown in the following table. The information for the fiscal years ended December 31, 2025, December 31, 2024, December 31, 2023, December 31, 2022, December 31, 2021 and December 31, 2020 and the Fund’s fiscal period ended December 31, 2018 has been derived from the Fund’s audited financial statements, which have been audited by Ernst & Young LLP, an independent registered public accounting firm, and the information for the Fund’s fiscal year ended December 31, 2019 has been derived from the Fund’s 2019 financial statements, which have been audited by another independent registered public accounting firm. The information below is shown as amounts in thousands, except share and per share data, unless otherwise indicated.

Class and Year Ended	Total Amount Outstanding Exclusive of Treasury Securities (1)	Asset Coverage Per Unit (2)	Involuntary Liquidating Preference Per Unit (3)	Average Market Value Per Unit (4)
Credit Facility (Bank of America, N.A.)
December 31, 2025	$225,000	$7,048	—	N/A
Credit Facility (JPMorgan Chase Bank, National Association)
December 31, 2025	$695,159	$7,048	—	N/A
December 31, 2024	$564,069	$9,015	—	N/A
December 31, 2023	$326,492	$10,439	—	N/A
December 31, 2022	$315,344	$6,420	—	N/A
December 31, 2021	$274,771	$4,206	—	N/A
Credit Facility (Société Generale / HSBC)
December 31, 2020	$73,702	$4,124	—	N/A
December 31, 2019	$47,611	$3,522	—	N/A
Credit Facility (Société Generale)
December 31, 2018	$30,600	$3,809	—	N/A
Mandatory Redeemable Preferred Shares*
December 31, 2025	$950,000	$88.00	$25.00	N/A

December 31, 2024	$650,000	$106.23	$25.00	N/A
December 31, 2023	$400,000	$117.29	$25.00	N/A
December 31, 2022	$300,000	$82.25	$25.00	N/A
Note-on-Note Loan (Axos Bank) +
December 31, 2025	$27,686	$7,048	—	N/A
December 31, 2024	$15,399	$9,015	—	N/A

*	There were no mandatory redeemable preferred shares outstanding as of December 31, 2021, December 31, 2020, December 31, 2019 and December 31, 2018.

+	There were no note-on-note loans outstanding as of December 31, 2023, December 31, 2022, December 31, 2021, December 31, 2020, December 31, 2019 and December 31, 2018.

(1)	Total amount of each class of senior securities outstanding at principal value at the end of the period presented.

(2)
The asset coverage ratio for a class of senior securities representing indebtedness is calculated as our consolidated total assets, less all liabilities and indebtedness not represented by senior securities, divided by total senior securities representing indebtedness as calculated separately for each of the Preferred Shares and the applicable borrowings in accordance with Section 18(h) of the 1940 Act. With respect to the Preferred Shares, the “Asset Coverage Per Unit” is expressed in terms of dollar amounts per share of outstanding Preferred Shares (based on a per share liquidation preference of $25). With respect to the credit facilities and note-on-note
loans, the asset coverage ratio is multiplied by $1,000 to determine the “Asset Coverage Per Unit”.

(3)
The amount to which such class of senior security would be entitled upon our involuntary liquidation in preference to any security junior to it. The “—” in this column indicates that the SEC expressly does not require this information to be disclosed for certain types of senior securities.

(4)	Not applicable to senior securities outstanding as of period end.

General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
INVESTMENT OBJECTIVE, OPPORTUNITIES AND STRATEGIES
Investment Objective
The Fund’s investment objective is to produce current income. The Fund seeks to achieve its investment objective by opportunistically allocating its assets across a wide range of credit strategies.
Investment Opportunities and Strategies
Under normal circumstances, the Fund will invest at least 80% of its assets in private credit instruments. The Fund will opportunistically allocate its investments in private credit instruments across any number of the following credit strategies: (a) liquid credit (including broadly syndicated loans); (b) direct lending (including first lien loans, second lien loans, unitranche loans and mezzanine debt); (c) opportunistic credit; (d) structured credit (including CLOs); (e) asset-backed finance; and (f) real assets credit (including infrastructure, aviation and real estate). To a lesser extent, the Fund also may invest in hybrid capital, including credit-oriented investments, structured equity solutions, and stressed / dislocated investments. The Fund may invest in additional strategies in the future as opportunities in different strategies present. While some of the loans in which the Fund will invest pursuant to the foregoing may be secured, the Fund may also invest in debt and equity securities that are either unsecured and subordinated to substantial amounts of senior indebtedness, or a significant portion of which may be unsecured. The Fund normally will invest in a number of different countries. There is no minimum or maximum limit on the amount of the Fund’s assets that may be invested in
non-U.S.
securities. The Fund’s portfolio composition is expected to change over time as the Adviser’s view changes on, among other things, the economic and credit environment (including with respect to interest rates) in which the Fund is operating.
Although actual exposure to any strategy may vary over time, under normal circumstances, the Fund expects its allocations to each strategy will be within the following ranges:

Liquid Credit	15-20%
Structured Credit	15-20%
Direct Lending	32.5-42.5%
Opportunistic Credit	20-30%
Asset-Backed Finance	5-15%
Real Assets Credit	2.5-7.5%
Hybrid Capital	0-5%
Liquid Credit
Through its liquid credit strategy, the Fund intends to invest in instruments with robust liquidity profiles, including, but not limited to, publicly traded debt instruments (broadly syndicated loans, high yield bonds (junk bonds), convertible securities and notes) and Treasury securities. The Fund expects these investments to enhance its risk/return profile and serve as a source of liquidity for the Fund.
Direct Lending
Through its direct lending strategy, the Fund intends to invest primarily in senior secured term loans to predominantly U.S. middle market companies supported by private equity sponsors. The Fund may also invest in European middle market companies. In describing this business, generally the term “middle market” refers to companies with approximately $25 million to $150 million of EBITDA, which the Adviser believes is a useful proxy for cash flow, although the Fund may make investments in issuers with EBITDA outside of such range. The Fund will seek to engage primarily in the direct origination of secured debt, including first lien senior secured loans, “unitranche” loans and second lien senior secured loans.
Opportunistic Credit
Through its opportunistic credit strategy, the Fund intends to invest in highly structured, privately negotiated solutions across the capital structure. Unlike traditional senior secured loan or dedicated mezzanine strategies, the Fund seeks to provide flexible financing solutions across the capital structure, primarily to performing companies with a focus on founder, family, and management-owned companies. The strategy focuses on opportunities characterized by complexity or less efficiently served segments of the market and retains the flexibility to invest across geographies, industries, and the capital structure to capture attractive risk-adjusted returns.
Structured Credit
Through its structured credit strategy, the Fund intends to invest in the debt and equity tranches of CLOs that are backed by senior secured corporate loans made to companies operating primarily in the U.S. or Europe. The Fund will focus on CLO investments sourced from the primary and secondary market. The Fund expects that it may purchase tranches from sellers who are impacted by fund redemptions or regulatory pressures. The Fund will actively seek out CLOs backed by pools of collateral that have overlap with the Adviser’s analyst coverage universe and portfolios and that are managed by third-party investment advisers with a demonstrated track record in CLO management. The Fund may also invest in other structured products.
Asset-Backed Finance
Through its asset-backed finance strategy, the Fund intends to acquire and lend against high quality, diversified pools of assets with contractual cash flows. The Fund seeks to invest in investment grade, non-investment
grade, and structured-debt equity tranches of these pools of assets, which are expected to be comprised of consumer loans, home loans, and solar loans, among others. These portfolios have traditionally resided on bank balance sheets, but lending activity is shifting away from commercial banks to non-banks.
Asset owners and originators, such as specialty finance companies, are increasingly seeking tailored financing solutions to optimize their balance sheets. The Fund intends to opportunistically identify these funding gaps between lending supply and demand from loan originators, as well as any other mispriced assets that the Adviser believes may provide attractive investment opportunities. The Fund also seeks to leverage Carlyle’s combined credit and equity intelligence to originate, structure and underwrite what the Adviser believes to be bespoke asset-backed financing solutions.
Hybrid Capital
Through its hybrid capital strategy, the Fund seeks to invest globally in highly structured capital solutions in complex, misunderstood or overlooked situations, focused on credit-oriented investments, structured equity solutions, and stressed / dislocated investments. Through hybrid capital investments, the Fund will seek to achieve equity-like returns with downside protection potential through structure and business quality, providing companies with capital solutions that do not have access to traditional capital markets. The Fund intends to invest globally in companies in need of strategic capital to accomplish a range of objectives and are in “transition”.
Real Assets Credit
The Fund intends to invest in investment grade and below investment grade credit assets associated with real assets, including infrastructure, aviation and real estate.
The Fund seeks to provide directly originated and privately negotiated capital solutions with bespoke documentation to global infrastructure projects focused on energy transition including in the renewables, digital infrastructure and social infrastructure sectors. The Fund will focus on transactions of primarily senior, subordinated and mezzanine debt and seeks to invest in primarily developed markets globally in the Organization for Economic Cooperation and Development (“OECD”). Within investment grade infrastructure credit, the Fund expects to invest in loans, notes and bonds with maturities of up to 40 years in primarily fixed rate assets. Within below investment grade infrastructure credit, the Fund expects to invest in loans, notes and bonds with maturities of up to 10 years in primarily floating rate assets.
With respect to aviation investments, the Adviser seeks to identify market inefficiencies and trading opportunities, and believes it is equipped to do so by capitalizing on Carlyle’s deep understanding of aviation asset values and knowledge of aviation industry business cycles. The Fund may invest in aviation fixed income instruments, such as enhanced equipment trust certificates and aircraft-backed asset-backed securities. Investments in financial instruments may be made both on exchanges and over-the-counter,
and through private placements.

With respect to real estate credit investments, the Fund will seek to invest primarily in directly originated, privately negotiated unlevered first mortgage loans. The Fund will focus on loans primarily to institutional, reputable and well-capitalized counterparties secured by high-quality commercial real estate properties being upgraded or repositioned (“transitional” assets) in the office, hospitality, mixed use and multi-family residential spaces in the larger markets in North America and Europe.
Access to Carlyle’s Transaction Flow and Expertise.
In conducting its investment activities, the Fund believes that it will benefit from the significant scale and resources of Carlyle and its affiliates. The Adviser’s credit platform is served by an origination, capital markets, underwriting and portfolio management team comprised of experienced investment professionals. The investment teams across Global Credit utilize a rigorous, systematic, and consistent investment process, refined over Carlyle’s history investing in private markets across multiple cycles, designed to achieve enhanced risk-adjusted returns.
The investment teams across Global Credit will seek to identify key sector themes through primary research and their extensive industry expertise in order to guide idea generation. The respective investment teams will leverage Carlyle’s industry-dedicated research analysts to assess the relative attractiveness of investment opportunities across industries. Once a theme has been identified and confirmed through qualitative and data analysis of internal and third-party industry resources, the investment team will develop proprietary screening tools that seek to identify potential credit instruments. These opportunities may include private corporates in out-of-favor
sectors with an inability to access traditional capital markets and liquid credit instruments with compelling valuations relative to their underlying cash flow characteristics and/or collateral value.
The investment teams across Global Credit will seek to source opportunities through Carlyle’s extensive global relationships and proprietary network and through the deep infrastructure Carlyle has developed in each of the Fund’s credit strategies, including:

•	Carlyle’s well-established sponsor, bank and lending relationships cultivated over 30+ years.

•	Scale of capital with over $211 billion under management in Global Credit and 200+ dedicated credit investment professionals.

•	A broad network of dealer, investor, and manager relationships that Carlyle has developed managing CLOs since 1999.

•
Carlyle’s ongoing active dialogue with corporate private equity professionals for access to highly structured preferred or convertible securities that have an expected shorter duration than traditional private equity.

•	Integrated efforts with cross-platform sourcing capabilities and referrals from both internal and external Carlyle networks.

•	Ability to leverage OneCarlyle platform with over 770 investment professionals and 29 operating executives, with a global knowledge base across Global Credit and Private Equity.
The Fund may also benefit from opportunities sourced by Carlyle investment vehicles that fall outside the scope of their respective investment mandates.
Portfolio Composition
The Fund’s portfolio will consist of some combination of the following types of investments:
Direct Lending.
The Fund may invest in first lien senior secured loans (including “unitranche” loans, which are loans that combine both senior and junior debt, generally in a first lien position), second lien senior secured loans and mezzanine debt, which in some cases includes an equity component, of predominantly U.S. middle-market companies, where the Adviser believes the investment opportunities are most attractive. The Fund may also invest in European middle market companies. These investments are typically made to companies with annual EBITDA between $25 million and $150 million.

Opportunistic Credit.
The Fund’s opportunistic credit investments may include (i) highly structured and privately negotiated capital solutions providing flexible, transitional financing to performing companies as an alternative to traditional capital markets (including through secured loans, senior subordinated debt, mezzanine debt, convertible instruments, preferred equity, other debt-like instruments, as well as warrants and equity in such corporate borrowers), (ii) event-driven and complex opportunities characterized by financing needs outside normal business activities, (e.g., capital solutions related to M&A activity, growth capital, or balance sheet repositioning), and (iii) other structured, privately negotiated investments providing bespoke financing solutions across the capital structure to companies and other counterparties.
Collateralized Loan Obligations.
CLOs are backed by a portfolio of senior secured loans. The Fund’s CLO investments may include senior/mezzanine CLO debt tranches (rated investment grade), mezzanine CLO debt tranches (rated below investment grade or unrated), subordinated CLO equity tranches (unrated), leveraged loans (including warehouse facilities that hold such loans) and vehicles that invest indirectly in CLO securities or leveraged loans.
Broadly Syndicated Corporate Loans.
Syndicated Loans generally hold the most senior position in the capital structure of a borrower, are typically secured with specific collateral and have a claim on the assets and/or stock of the borrower that is senior to that held by unsecured creditors, subordinated debt holders and holders of equity of the borrower. Typically, in order to borrow money pursuant to a Syndicated Loan, a borrower will, for the term of the Syndicated Loan, pledge collateral (subject to typical exceptions), including but not limited to (i) working capital assets, such as accounts receivable and inventory; (ii) tangible fixed assets, such as real property, buildings and equipment; (iii) intangible assets, such as trademarks and patent rights; and (iv) security interests in shares of stock of subsidiaries or affiliates. In the case of Syndicated Loans made to non-public
companies, the company’s shareholders or owners may provide collateral in the form of secured guarantees and/or security interests in assets that they own. In many instances, a Syndicated Loan may be secured only by stock in the borrower or its subsidiaries. Collateral may consist of assets that may not be readily liquidated, and there is no assurance that the liquidation of such assets would satisfy fully a borrower’s obligations under a Syndicated Loan.
A borrower must comply with various covenants contained in a loan agreement or note purchase agreement between the borrower and the holders of the Syndicated Loan (the “Loan Agreement”). In a typical Syndicated Loan, an administrative agent (the “Agent”) administers the terms of the Loan Agreement. In such cases, the Agent is normally responsible for the collection of principal and interest payments from the borrower and the apportionment of these payments to the credit of all institutions that are parties to the Loan Agreement. The Fund will generally rely upon the Agent or an intermediate participant to receive and forward to the Fund its portion of the principal and interest payments on the Syndicated Loan. Additionally, the Fund normally will rely on the Agent and the other loan investors to use appropriate credit remedies against the borrower. The Agent is typically responsible for monitoring compliance with covenants contained in the Loan Agreement based upon reports prepared by the borrower. The Agent may monitor the value of the collateral and, if the value of the collateral declines, may accelerate the Syndicated Loan, may give the borrower an opportunity to provide additional collateral or may seek other protection for the benefit of the participants in the Syndicated Loan. The Agent is compensated by the borrower for providing these services under a Loan Agreement, and such compensation may include special fees paid upon structuring and funding the Syndicated Loan and other fees paid on a continuing basis.
Syndicated Loans typically have rates of interest that are determined daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium or credit spread. As a result, as short-term interest rates increase, interest payable to the Fund from its investments in Syndicated Loans should increase, and as short-term interest rates decrease, interest payable to the Fund from its investments in Syndicated Loans should decrease. These base lending rates are primarily SOFR or another reference rate, and secondarily the prime rate offered by one or more major U.S. banks and the certificate of deposit rate or other base lending rates used by commercial lenders.
Although not initially a principal investment strategy, the Fund may purchase and retain in its portfolio Syndicated Loans where the borrower has experienced, or may be perceived to be likely to experience, credit problems, including involvement in or recent emergence from bankruptcy court proceedings or other forms of debt restructuring. Such distressed investments may provide opportunities for enhanced income as well as capital appreciation, although they also will be subject to greater risk of loss. At times, in connection with the restructuring of a Syndicated Loan either outside of bankruptcy court or in the context of bankruptcy court proceedings, the Fund may determine or be required to accept equity securities or junior credit securities in exchange for all or a portion of a Syndicated Loan.
In the process of buying, selling and holding Syndicated Loans, the Fund may receive and/or pay certain fees. These fees are in addition to interest payments received and may include facility fees, commitment fees, amendment fees, commissions and prepayment penalty fees. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a Syndicated Loan. In certain circumstances, the Fund may receive a prepayment penalty fee upon the prepayment of a Syndicated Loan by a borrower. Other fees received by the Fund may include covenant waiver fees, covenant modification fees or other amendment fees.
Asset-Backed Finance.
The Fund’s asset-backed finance investments may include investment grade, non-investment
grade, and structured debt-equity investments. The strategy seeks to acquire and lend against high-quality, diversified portfolios of collateral with contractual current cash flows. These diversified portfolios of assets (e.g., consumer loans, home loans, and solar loans, among others) have traditionally resided on bank balance sheets, and the Adviser believes that investments in such assets represent an event-driven opportunity.
Hybrid Capital
. The Fund may invest in debt and equity securities of companies in need of strategic capital to accomplish a range of growth objectives or that are in a “transition” and do not have access to traditional capital markets. Hybrid capital investments may include (i) credit-oriented investments, (ii) structured equity solutions, and (iii) stressed / dislocated investments, with the aim to provide equity-like returns with downside protection.
Other Investment Strategies.
The Fund may also invest in notes, bills, debentures, convertible and preferred securities, government and municipal obligations and other credit instruments with similar economic characteristics. In addition, from time to time, the Fund may invest in or hold common stock and other equity securities incidental to the purchase or ownership of a credit investment or in connection with a reorganization of a borrower. The Fund may engage in short sales. To a limited extent, the Fund may also use derivatives to gain investment exposure to credit instruments, provide downside protection and to dampen volatility. In particular, the Fund may seek to hedge all or a portion of the Fund’s foreign currency risk through the use of foreign currency forward contracts. Derivative instruments used by the Fund to gain investment exposure to credit instruments will be counted toward the Fund’s policy of investing at least 80% of its assets in private credit instruments. As a result, the market value of a derivative instrument that provides the Fund with indirect exposure to private credit instruments will be counted toward the Fund’s 80% policy. Derivatives may allow the Fund to increase or decrease the level of risk to which the Fund is exposed more quickly and efficiently than transactions in other types of instruments. The Fund may invest in securities of other investment companies, including ETFs, to the extent that these investments are consistent with the Fund’s investment objective, strategies and policies and permissible under the 1940 Act or any applicable exemption therefrom. The Fund may invest in other investment companies to gain broad market or sector exposure, including during periods when it has large amounts of uninvested cash or when the Adviser believes share prices of other investment companies offer attractive values.
Other Characteristics
Foreign Instruments.
The Fund may make investments in
non-U.S.
entities, including issuers in emerging markets. Emerging market countries are countries that major international financial institutions, such as the World Bank, generally consider to be less economically mature than developed nations, such as the United States or most nations in Western Europe. Emerging market countries can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most countries located in Western Europe. The Fund expects that its investment in
non-U.S.
issuers will be made primarily in securities that are foreign currency denominated. Some
non-U.S.
securities may be less liquid and more volatile than securities of comparable U.S. issuers. Factors considered in determining whether an issuer may be deemed to be from a particular foreign country or geographic region include, among others, the issuer’s principal trading market, the country in which the issuer was legally organized, whether the issuer derives a substantial portion of its operations or assets from a particular country or region or derives a substantial portion of its revenue or profits from businesses, investments or sales outside of the United States.
Illiquid and Restricted Securities.
The Fund invests in instruments that, at the time of investment, are illiquid (generally, those securities that cannot be disposed of within seven days in the ordinary course of business at approximately the value at which the Fund has valued the securities). The Fund may also invest, without limit, in securities that are unregistered (but are eligible for purchase and sale by certain qualified institutional buyers) or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale.
Cash and Short-Term Investments
. The Fund may invest its cash balances in money market instruments, U.S. government securities, commercial paper, certificates of deposit, repurchase agreements and other high-quality debt instruments maturing in one year or less, among other instruments. In addition, and in response to adverse market, economic or political conditions, the Fund may invest in high-quality fixed income securities, money market instruments and money market funds or may hold significant positions in cash or cash equivalents for defensive purposes.
The Investment Process
The Adviser’s Portfolio Allocation Advisory Committee (“PAAC”) oversees the allocation of the Fund’s assets among the various credit strategies, and is broadly responsible for (i) formulating, monitoring and updating the investment policy statement of the Fund, (ii) advising as to strategic and tactical allocation in response to dynamic market conditions and reviewing weightings across credit strategies to ensure they are consistent with the Committee’s target allocations, (iii) oversight of the investment portfolio of the Fund, (iv) reviewing the valuation policy and procedures for the Fund and (v) monitoring the risk management process for the Fund. The PAAC currently consists of seven voting members, Mark Jenkins, Brian Marcus, Adam Moss, Sebastiano Riva, Taj Sidhu, Lauren Basmadjian and Alex Chi. Mark Jenkins currently serves as the chairman of the PAAC and formal PAAC votes are held at least quarterly.
Following the allocation of the Fund’s assets by the PAAC, investments in each strategy are determined and sourced by the Adviser.

Risk Factors [Table Text Block]
TYPES OF INVESTMENTS AND RELATED RISKS
Investors should carefully consider the risk factors described below, before deciding on whether to make an investment in the Fund. The risks set out below are not the only risks the Fund faces. Additional risks and uncertainties not currently known to the Fund or that the Fund currently deems to be immaterial also may materially adversely affect the Fund’s business, financial condition and/or operating results. If any of the following events occur, the Fund’s business, financial condition and results of operations could be materially adversely affected. In such case, the NAV of the Fund’s Shares could decline, and investors may lose all or part of their investment.
Investors should be aware that in light of the current uncertainty, volatility and distress in economies, financial markets, and labor and health conditions over the world, the risks below are heightened significantly compared to normal conditions. The fact that a particular risk below is not specifically identified as being heightened under current conditions does not mean that the risk is not greater than under normal conditions.
Risks Relating to Investment Strategies, Fund Investments and the Fund’s Investment Program
Nature of the Fund
’
s Investments.
The Fund has a very broad mandate with respect to the type and nature of investments in which it participates. While some of the loans in which the Fund will invest may be secured, the Fund may also invest in debt and equity securities that are either unsecured and subordinated to substantial amounts of senior indebtedness, or a significant portion of which may be unsecured. In such instances, the ability of the Fund to influence an issuer’s affairs, especially during periods of financial distress or following an insolvency is likely to be substantially less than that of senior creditors. For example, under terms of subordination agreements, senior creditors are typically able to block the acceleration of the debt or other exercises by the Fund of its rights as a creditor. Accordingly, the Fund may not be able to take the steps necessary to protect its investments in a timely manner or at all. In addition, the debt securities in which the Fund will invest may not be protected by financial covenants or limitations upon additional indebtedness, may have limited liquidity and may not be rated by a credit rating agency.
The borrowers of loans constituting the Fund’s assets may seek the protections afforded by bankruptcy, insolvency and other debtor relief laws. Bankruptcy proceedings are unpredictable as described further below in “Investments in Restructurings.” Additionally, the numerous risks inherent in the insolvency process create a potential risk of loss by the Fund of its entire investment in any particular investment. Insolvency laws may, in certain jurisdictions, result in a restructuring of the debt without the Fund’s consent under the “cramdown” provisions of applicable insolvency laws and may also result in a discharge of all or part of the debt without payment to the Fund.
Debt securities are also subject to other risks, including (i) the possible invalidation of an investment transaction as a “fraudulent conveyance,” (ii) the recovery of liens perfected or payments made on account of a debt in the period before an insolvency filing as a “preference,” (iii) equitable subordination claims by other creditors, (iv) so called “lender liability” claims by the issuer of the obligations (see “Risks Related to Investments in Loans”), and (v) environmental liabilities that may arise with respect to collateral securing the obligations. Additionally, adverse credit events with respect to any issuer, such as missed or delayed payment of interest and/or principal, bankruptcy, receivership, or distressed exchange, can significantly diminish the value of the Fund’s investment in any such company. The Fund’s investments may be subject to early redemption features, refinancing options, pre-payment
options or similar provisions which, in each case, could result in the issuer repaying the principal on an obligation held by the Fund earlier than expected. Accordingly, there can be no assurance that the Fund’s investment objective will be realized.
In addition, during periods of market disruption, borrowers of loans constituting the Fund’s assets may be more likely to seek to draw on unfunded commitments the Fund has made, and the Fund’s risk of being unable to fund such commitments is heightened during such periods.
Market Risk.
The success of the Fund’s activities will be affected by general economic and market condit ion
s, such as interest rates, availability of credit, credit defaults, inflation rates, economic uncertainty, changes in laws (including laws relating to taxation of the Fund’s investments), trade barriers, the imposition, or threatened imposition, of economic sanctions, including tariffs, currency exchange controls, disease outbreaks, pandemics, and national and international political, environmental and socioeconomic circumstances (including wars, terrorist acts or security operations). In addition, the current U.S. political environment and the resulting uncertainties regarding actual and potential shifts in U.S. foreign investment, trade, taxation, economic, environmental and other policies under the current Administration, as well as the impact of heightened geopolitical tensions (including those between the United States and China, Taiwan and mainland China, Israel and Iran and the Axis of Resistance, and between Ukraine and Russia) or other systemic issues or industry-specific economic disruptions, could lead to disruption, instability and volatility in the global markets. The U.S. government may renegotiate some of its global trade relationships with foreign governments and may impose or threaten to impose significant tariffs. The imposition or threatened imposition of tariffs, trade restrictions, currency restrictions, and other federal government initiatives as well as foreign policy tensions with foreign nations, including embargoes, sanctions and trade wars, or similar actions (or retaliatory measures taken in response to such actions) could lead to price volatility and overall declines in the U.S. and global investment markets. Unfavorable economic conditions also would be expected to increase our funding costs, limit our access to the capital markets or result in a decision by lenders not to extend credit to us.
Economic sanctions may be, and have been, imposed against certain countries, organizations, companies, entities and/or individuals. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Fund’s investments in such securities less liquid or more difficult to value. Such sanctions may also cause a decline in the value of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and may result in economic disruptions in the sanctioned country and in countries with economic ties to the sanctioned country. When the United States is a significant trading partner of a foreign country in which the Fund may invest or to which the Fund may be exposed, such foreign country may be particularly sensitive to changes in U.S. foreign trading policies, including the threat or actual imposition of tariffs, sanctions or other similar measures. The imposition of tariffs (or threats thereof), trade restrictions, currency restrictions, deficit levels and any reduction plans and other federal government initiatives as well as foreign policy tensions with foreign nations, including embargoes, sanctions and trade wars, or similar actions (or retaliatory measures taken in response to such actions) could lead to price volatility and overall declines in the U.S. and global investment markets. In addition, as a result of economic sanctions and other similar governmental actions or developments, the Fund may be forced to sell or otherwise dispose of foreign investments at inopportune times or prices. Sanctions and other similar measures could significantly delay or prevent the settlement of securities transactions or their valuation, and significantly impact the Fund’s performance. Sanctions and other similar measures also may be in place for substantial periods of time and enacted with limited advance notice. The type and severity of sanctions and other measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict.
Current and historic market turmoil has illustrated that market environments may, at any time, be characterized by uncertainty, volatility and instability. Serious economic disruptions may result in governmental authorities and regulators enacting significant fiscal and monetary policy changes, including by providing direct capital infusions into companies, introducing new monetary programs and considerably increasing or lowering interest rates, which, in some cases resulted in negative interest rates.
As global systems, economies and financial markets are increasingly interconnected, events that once had only local impact are now more likely to have regional or even global effects. Events that occur in one country, region or financial market will, more frequently, adversely impact issuers in other countries, regions or markets. These impacts can be exacerbated by failures of governments and societies to adequately respond to an emerging event or threat. These types of events quickly and significantly impact markets in the U.S. and across the globe leading to extreme market volatility and disruption. The extent and nature of the impact on supply chains or economies and markets from these events is unknown, particularly if a health emergency or other similar event, such as the
COVID-19
pandemic, persists for an extended period of time. Similarly, geopolitical and other events, such as actual or threatened war or military conflicts, acts of terrorism, social or political unrest, natural disasters, extreme weather, other geological events, man-made
disasters, bank failures, inflation, deflation, recessions or other events, and governments’ reactions (as well as responses to government reactions or interventions) to such events, may lead to increased market volatility and instability in world economies and markets generally. Furthermore, technological developments (including those related to artificial intelligence) or failures (such as widespread system outages, disruptions or faulty updates to software applications) and other similar events, each of which may be temporary or may last for extended periods, may impact the value of the Fund’s investments. Adverse changes in one sector or industry or with respect to a particular company could negatively impact companies in other sectors or industries or increase market volatility as a result of the interconnected nature of economies and markets and thus negatively affect the Fund’s performance, even if the Fund does not directly invest in issuers that participate in the sectors or industries experiencing these changes.

These types of adverse developments could result from under-regulated markets, novel and maturing markets (for example, the markets for artificial intelligence, cryptocurrencies and digital or blockchain assets and technologies), systemic risk, natural market forces, bad actors or other scenarios and could negatively affect the Fund’s performance or operations. The value of the Fund’s investment may decrease as a result of such events, particularly if these events adversely impact the operations and effectiveness of the Adviser or key service providers or if these events disrupt systems and processes necessary or beneficial to the investment advisory or other activities on behalf the Fund.
The Fund’s investment strategy and the availability of opportunities satisfying the Fund’s risk-adjusted return parameters relies in part on observable trends and conditions in the financial markets and in some cases the improvement of such conditions. Trends and historical events do not imply, forecast or predict future events and, in any event, past performance is not necessarily indicative of future results. There can be no assurance that the assumptions made or the beliefs and expectations currently held by the Adviser will prove correct and actual events and circumstances may vary significantly.
Many of the issuers in which the Fund will make investments may be susceptible to economic slowdowns or recessions and may be unable to repay the loans made to them during these periods. Therefore, non-performing
assets may increase and the value of the Fund’s portfolio may decrease during these periods as the Fund is required to record the investments at their current fair value. Adverse economic conditions also may decrease the value of collateral securing some of the Fund’s loans and the value of its equity investments. Economic slowdowns or recessions could lead to financial losses in the Fund’s portfolio and a decrease in revenues, net income and assets. Unfavorable economic conditions also could increase the Fund’s and the issuers’ funding costs, limit the Fund’s and the issuers’ access to the capital markets or result in a decision by lenders not to extend credit to the Fund or the issuers. These events could prevent the Fund from increasing investments and harm its operating results.
An issuer’s failure to satisfy financial or operating covenants imposed by the Fund or other lenders could lead to defaults and, potentially, acceleration of the time when the loans are due and foreclosure on its secured assets, which could trigger cross-defaults under other agreements and jeopardize the issuer’s ability to meet its obligations under the debt that the Fund holds. The Fund may incur additional expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting issuer. In addition, if one of the issuers were to go bankrupt, depending on the facts and circumstances, including the extent to which the Fund will actually provide significant managerial assistance to that issuer, a bankruptcy court might subordinate all or a portion of the Fund’s claim to that of other creditors.
The prices of financial instruments in which the Fund may invest can be highly volatile. General fluctuations in the market prices of securities may affect the value of the investments held by the Fund. Instability in the securities markets may also increase the risks inherent in the Fund’s investments.
Market Disruptions Risk.
The U.S. capital markets have experienced extreme volatility and disruption in recent years following the spread of
COVID-19
in the United States, the failure of certain regional banks, military conflicts (including the conflict between Russia and Ukraine and between Israel, Iran and the Axis of Resistance), changes in monetary policies in response to changes in interest rates and inflation and increasing tensions relating to trade relationships, such as between the United States and China. Disruptions in the capital markets have increased the spread between the yields realized on risk-free and higher risk securities, resulting in illiquidity in parts of the capital markets. These and future market disruptions and/or illiquidity would be expected to have an adverse effect on the Fund’s business, financial condition, results of operations and cash flows. Unfavorable economic conditions also would be expected to increase the Fund’s funding costs, limit the Fund’s access to the capital markets or result in a decision by lenders not to extend credit to the Fund. During periods of market disruption, portfolio companies may be more likely to seek to draw on unfunded commitments the Fund has made, and the risk of being unable to fund such commitments is heightened during such periods. These events have limited and could continue to limit the Fund’s investment originations, limit the Fund’s ability to grow and have a material negative impact on the Fund’s operating results and the fair values of the Fund’s debt and equity investments.
U.S. and global markets have also experienced increased volatility as a result of the failures of certain U.S. and
non-U.S.
banks, which could be harmful to the Fund and issuers in which it invests. For example, if a bank in which the Fund or issuer has an account fails, any cash or other assets in bank accounts may be temporarily inaccessible or permanently lost by the Fund or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to the Fund or an issuer fails, the Fund or the issuer could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms. Even if banks used by the Fund and issuers in which the Fund invests remain solvent, volatility in the banking sector could cause or intensify an economic recession, increase the costs of banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking industry or otherwise (including as a result of delayed access to cash
or credit facilities), could have an adverse impact on the Fund and issuers in which it invests.
Credit Risk.
One of the fundamental risks associated with the Fund’s investments is credit risk, which is the risk that an issuer will be unable to make principal and interest payments on its outstanding debt obligations when due. The Fund’s return to investors would be adversely impacted if an issuer of debt in which the Fund invests becomes unable to make such payments when due.
Although the Fund may make investments that the Adviser believes are secured by specific collateral, the value of which may initially exceed the principal amount of such investments or the Fund’s fair value of such investments, there can be no assurance that the liquidation of any such collateral would satisfy the borrower’s obligation in the event of non-payment
of scheduled interest or principal payments with respect to such investment, or that such collateral could be readily liquidated. The Fund may also invest in leveraged loans, high yield securities, marketable and non-marketable
common and preferred equity securities and other unsecured investments, each of which involves a higher degree of risk than senior secured loans. Furthermore, the Fund’s right to payment and its security interest, if any, may be subordinated to the payment rights and security interests of a senior lender, to the extent applicable. Certain of these investments may have an interest-only payment schedule, with the principal amount remaining outstanding and at risk until the maturity of the investment. In addition, loans may provide for payments-in-kind,
which have a similar effect of deferring current cash payments. In such cases, an issuer’s ability to repay the principal of an investment may depend on a liquidity event or the long-term success of the company, the occurrence of which is uncertain.
With respect to the Fund’s investments in any number of credit products, if the borrower or issuer breaches any of the covenants or restrictions under the credit agreement that governs loans of such issuer or borrower, it could result in a default under the applicable indebtedness as well as the indebtedness held by the Fund. Such default may allow the creditors to accelerate the related debt and may result in the acceleration of any other debt to which a cross-acceleration or cross-default provision applies. This could result in an impairment or loss of the Fund’s investment or a pre-payment
(in whole or in part) of the Fund’s investment.
Similarly, while the Fund will generally target investing in companies it believes are of high quality, these companies could still present a high degree of business and credit risk. Companies in which the Fund invests could deteriorate as a result of, among other factors, an adverse development in their business, a change in the competitive environment or the continuation or worsening of the current (or any future) economic and financial market downturns and dislocations. As a result, companies that the Fund expected to be stable or improve may operate, or expect to operate, at a loss or have significant variations in operating results, may require substantial additional capital to support their operations or maintain their competitive position, or may otherwise have a weak financial condition or experience financial distress. In addition, exogenous factors such as fluctuations of the equity markets also could result in warrants and other equity securities or instruments owned by the Fund becoming worthless.
Credit Spread Risk.
Credit spread risk is the risk that credit spreads (
i.e.
, the difference in yield between securities that is due to differences in their credit quality) may increase when the market expects below-investment-grade bonds to default more frequently. Widening credit spreads may quickly reduce the market values of below-investment-grade and unrated securities. In recent years, the U.S. capital markets experienced extreme volatility and disruption following the spread of
COVID-19,
the impact of heightened geopolitical tensions (including those between the United States and China, Taiwan and mainland China, Israel and Iran and the Axis of Resistance, and between Ukraine and Russia) and other economic disruptions, which increased the spread between yields realized on risk-free and higher risk securities, resulting in illiquidity in parts of the capital markets. Central banks and governments played a key role in reintroducing liquidity to parts of the capital markets. Future exits of these financial institutions from the market may reintroduce temporary illiquidity. These and future market disruptions and/or illiquidity would be expected to have an adverse effect on the Fund’s business, financial condition, results of operations and cash flows.

Risks Related to Investments in Loans.
The Fund invests in loans, either through primary issuances or in secondary transactions, including potentially on a synthetic basis. The value of the Fund’s loans may be detrimentally affected to the extent a borrower defaults on its obligations. There can be no assurance that the value assigned by the Adviser can be realized upon liquidation, nor can there be any assurance that any related collateral will retain its value. Furthermore, circumstances could arise (such as in the bankruptcy of a borrower) that could cause the Fund’s security interest in the loan’s collateral to be invalidated. Also, much of the collateral will be subject to restrictions on transfer intended to satisfy securities regulations, which will limit the number of potential purchases if the Fund intends to liquidate such collateral. The amount realizable with respect to a loan may be detrimentally affected if a guarantor, if any, fails to meet its obligations under a guarantee. Finally, there may be a monetary, as well as a time cost involved in collecting on defaulted loans and, if applicable, taking possession of various types of collateral.
The portfolio may include first lien senior secured, second and third lien loans and any other loans.
Covenant-Lite Loans.
Some of the loans in which the Fund may invest may be “covenant-lite” loans. “Covenant-lite” loans refer generally to loans that do not have a complete set of financial maintenance covenants. Generally, “covenant-lite” loans provide borrower companies more freedom to negatively impact lenders because their covenants are incurrence-based, which means they are only tested and can only be breached following an affirmative action of the borrower, rather than by a deterioration in the borrower’s financial condition. Accordingly, to the extent the Fund invests in “covenant-lite” loans, the Fund may have fewer rights against a borrower and may have a greater risk of loss on such investments as compared to investments in or exposure to loans with financial maintenance covenants.
First Lien Senior Secured Loans.
It is expected that when the Fund makes a senior secured term loan investment in an issuer, it will generally take a security interest in substantially all of the available assets of the issuer, including the equity interests of its domestic subsidiaries, which the Fund expects to help mitigate the risk that it will not be repaid. However, there is a risk that the collateral securing the Fund’s loans may decrease in value over time, may be difficult to sell in a timely manner, may be difficult to appraise and may fluctuate in value based upon the success of the business and market conditions, including as a result of the inability of the issuer to raise additional capital, and, in some circumstances, the Fund’s lien could be subordinated to claims of other creditors. In addition, deterioration in an issuer’s financial condition and prospects, including its inability to raise additional capital, may be accompanied by deterioration in the value of the collateral for the loan. Consequently, the fact that a loan is secured does not guarantee that the Fund will receive principal and interest payments according to the loan’s terms, or at all, or that it will be able to collect on the loan should it be forced to enforce its remedies.
Second Lien Senior Secured Loans and Junior Debt investments.
Second and third lien loans are subject to the same investment risks generally applicable to senior loans described above. The Fund’s second lien senior secured loans will be subordinated to first lien loans and the Fund’s junior debt investments, such as mezzanine loans, generally will be subordinated to both first lien and second lien loans and have junior security interests or may be unsecured. As such, to the extent the Fund holds second lien senior secured loans and junior debt investments, holders of first lien loans may be repaid before the Fund in the event of a bankruptcy or other insolvency proceeding. Therefore second and third lien loans are subject to additional risk that the cash flow of the related obligor and the property securing the second or third lien loan may be insufficient to repay the scheduled payments to the lender after giving effect to any senior secured obligations of the related obligor. This may result in a
n above
average amount of risk and loss of principal. Second and third lien loans are also expected to be more illiquid than senior loans.
Unsecured Loans.
Unsecured loans are subject to the same investment risks generally applicable to loans described above but are subject to additional risk that the assets and cash flow of the related obligor may be insufficient to repay the scheduled payments to the lender after giving effect to any secured obligations of the obligor. Unsecured loans will be subject to certain additional risks to the extent that such loans may not be protected and such loans are not secured by collateral, financial covenants or limitations upon additional indebtedness. Unsecured loans are also expected to be a more illiquid investment than senior loans for this reason.
Other Risks Related to Loans.
Under the agreements governing most syndicated loans, should a holder of an interest in a syndicated loan wish to call a default or exercise remedies against a borrower, it could not do so without the agreement of at least a majority of the other lenders. Actions could also be taken by a majority of the other lenders, or in some cases, a single agent bank, without the consent of all lenders. Each lender would nevertheless be liable to indemnify the agent bank for its ratable share of expenses or other liabilities incurred in such connection and, generally, with respect to the administration and any renegotiation or enforcement of the syndicated loans. Moreover, an assignee or participant in a loan may not be entitled to certain gross-up
payments in respect of withholding taxes and other indemnities that otherwise might be available to the original holder of the loan.
Furthermore, the Adviser may invest a portion of the Fund’s assets in bank loans and participations. The special risks associated with these obligations include (i) the possible invalidation of an investment transaction as a fraudulent conveyance under relevant creditors’ rights laws, (ii) adverse consequences resulting from participating in such instruments with other institutions with lower credit quality and (iii) limitations on the ability of the Fund or the Adviser to directly enforce its rights with respect to participations. The Adviser will seek to balance the magnitude of these and other risks identified by it against the potential investment gain prior to entering into each such investment. Successful claims by third parties arising from these and other risks, absent bad faith, may be borne by the Fund. Bank loans are frequently traded on the basis of standardized documentation which is used in order to facilitate trading and market liquidity. There can be no assurance, however, that future levels of supply and demand in bank loan trading will provide an adequate degree of liquidity or that the current level of liquidity will continue or that the same documentation will be used in the future. The settlement of trading in bank loans often requires the involvement of third parties, such as administrative or syndication agents, and there presently is no central clearinghouse or authority which monitors or facilitates the trading or settlement of all bank loan trades. Often, settlement may be delayed based on the actions of any third party or counterparty, and adverse price movements may occur in the time between trade and settlement, which could result in adverse consequences for the Fund.
In recent years, a number of judicial decisions in the United States have upheld the right of borrowers to sue lending institutions on the basis of various evolving legal theories (collectively termed “lender liability”). Generally, lender liability is founded upon the premise that an institutional lender has violated a duty (whether implied or contractual) of good faith and fair dealing owed to a borrower or has assumed a degree of control over the borrower resulting in a creation of a fiduciary duty owed to the borrower or its other creditors or shareholders. Because of the nature of certain of the Fund’s investments, the Fund could be subject to allegations of lender liability.
The Fund may acquire interests in bank loans either directly (by way of sale or assignment) or indirectly (by way of participation). The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a contracting party under the credit agreement with respect to the debt obligation; however, its rights can be more restricted than those of the assigning institution. Participation interests in a portion of a debt obligation typically result in a contractual relationship only with the institution participating out the interest and not with the borrower. In purchasing participations, the Fund typically will not have the right to vote on matters requiring a vote of holders of the underlying debt and may have no right to enforce compliance by the borrower with the terms of the loan agreement, or any rights of set-off
against the borrower, and the Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, if the Fund were to hold a participation, it would assume the credit risk of both the borrower and the institution selling the participation to the Fund. In certain circumstances, investing in the form of participation may be the most advantageous or only route for the Fund to make or hold any such investment, including in light of limitations relating to local laws or the willingness of administrative agents or borrowers to allow the Fund to become a direct lender.
Finally, loans may become
non-performing
for a variety of reasons.
Non-performing
debt obligations may require substantial workout negotiations, restructuring or bankruptcy filings that may entail a substantial reduction in the interest rate, deferral of payments and/or a substantial write-down of the principal of a loan or conversion of some or all of the debt to equity. Additional costs associated with these activities may reduce returns.
Unitranche
Loans.
Unitranche loans provide leverage levels comparable to a combination of first lien and second lien or subordinated loans. From the perspective of a lender, in addition to making a single loan, a unitranche loan may allow the lender to choose to participate in the “first out” tranche, which will generally receive priority with respect to payments of principal, interest and any other amounts due, or to choose to participate only in the “last out” tranche, which is generally paid after the “first out” tranche is paid. The Fund intends to participate in “first out” and “last out” tranches of unitranche loans and make single unitranche loans.
Investments in Middle-Market Companies.
Investments in middle-market companies such as those that the Fund may invest in, wh
ile often presenting greater opportunities for growth, may also entail larger risks than are customarily associated with investments in large companies. Middle-market companies may have more limited product lines, capitalization, markets and financial resources, and may be dependent on a smaller management group. As a result, such companies may be more vulnerable to general economic trends and to specific changes in markets and technology. In addition, future growth may be dependent on additional financing, which may not be available on acceptable terms when required. Furthermore, there is ordinarily a more limited marketplace for the sale of interests in smaller, private companies, which may make realizations of gains more difficult, by requiring sales to other private investors. In addition, the relative illiquidity of investments held by closed-end
funds
generally, and the somewhat greater illiquidity of
closed-end
fund investments in middle-market companies, could make it difficult for the Fund to react quickly to negative economic or political developments.
Investments in Less Established Companies.
The Fund may invest a portion of its assets in the securities of less established companies. Certain of the investments may be in businesses with little or no operating history. Investments in such early-stage growth companies may involve greater risks than are generally associated with investments in more established companies. To the extent there is any public market for the securities held by the Fund, such securities may be subject to more abrupt and erratic market price movements than those of larger, more established companies. Less established companies tend to have lower capitalizations and fewer resources and are, therefore, often more vulnerable to financial failure. Such companies also may have shorter operating histories on which to judge future performance and in many cases, if operating, will have negative cash flow. There can be no assurance that any such losses will be offset by gains (if any) realized on the Fund’s other investments. In addition, less mature companies could be deemed to be more susceptible to irregular accounting or other fraudulent practices. In the event of fraud by any company in which the Fund invests, the Fund may suffer a partial or total loss of capital invested in that company.
The Fund may invest in issuers that: (i) have little or no operating history, (ii) offer services or products that are not yet ready to be marketed, (iii) are operating at a loss or have significant fluctuations in operating results, (iv) are engaged in a rapidly changing business, or (v) need substantial additional capital to set up internal infrastructure, hire management and personnel, support expansion or achieve or maintain a competitive position. Such issuers may face intense competition, including competition from companies with greater financial resources, more extensive capabilities and a larger number of qualified managerial and technical personnel.
High Yield Debt.
The Fund may invest in debt securities that may be classified as “higher-yielding” (and, therefore, higher-risk) debt securities (also known as “junk bonds”). In most cases, such debt will be rated below “investment grade” or will be unrated and will face both ongoing uncertainties and exposure to adverse business, financial or economic conditions and the issuer’s failure to make timely interest and principal payments. High yield securities are often issued by companies without long track records of earnings or sales or by companies with lesser credit profiles. The market for high yield securities (junk bonds) has experienced periods of volatility and reduced liquidity. High yield securities (junk bonds) may or may not be subordinated to certain other outstanding securities and obligations of the issuer, which may be secured by all or substantially all of the issuer’s assets. High yield securities (junk bonds) may also not be protected by financial covenants or limitations on additional indebtedness. The market values of certain of these debt securities may reflect individual corporate developments. General economic recession or a major decline in the demand for products and services in the industry in which the borrower operates would likely have a materially adverse impact on the value of such securities or could adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon and increase the incidence of default of such securities. In addition, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the value and liquidity of these high yield debt securities (junk bonds).
Distressed Credit Investments.
The Fund’s distressed credit investments (
e.g.
, investments in defaulted,
out-of-favor
or distressed bank loans and debt and equity securities) are inherently speculative and are subject to a high degree of risk. Companies experiencing financial distress are often those operating at a loss or with substantial variations in operating results from period to period. Companies experiencing financial distress may be involved in insolvency proceedings and have the need for substantial additional capital to support continued operations or to improve their financial condition and may have very high amounts of leverage. Distressed companies typically are in default under, or have a significant risk of an inability to service, their debt obligations, especially during an economic downturn or periods of rising interest rates, may have more difficulty making scheduled payments of principal and interest than issuers of higher rated investments, may not have access to more traditional methods of financing and may be unable to repay debt by refinancing. Investments in distressed companies may be premised on a turnaround strategy. If turnarounds are not achieved, these companies could experience failures or substantial declines in value, and the Fund may not be able to divest itself of such unprofitable investments in a timely fashion or at all. Additionally, turnarounds may not be achieved within the contemplated investment horizons.

The value of distressed instruments tends to be more volatile and may have an increased price sensitivity to changing interest rates and adverse economic and business developments than other securities or instruments. Distressed credit investments are often more sensitive to company-specific developments and changes in economic conditions than other securities. Furthermore, distressed debt instruments are often unsecured and may be subordinated to senior debt. In the event of default, the Fund may incur additional expenses to seek recovery or to negotiate new terms with a defaulting issuer. Accordingly, an investment in the Fund should only be considered by persons who can aff
ord a loss of their entire investment.
Mezzanine Investments.
Most of the Fund’s mezzanine investments (if any) are expected to be unsecured and made in companies whose capital structures have significant indebtedness ranking ahead of the investments, all or a significant portion of which may be secured. While the investments may benefit from the same or similar financial and other covenants as those enjoyed by the indebtedness ranking ahead of the investments and may benefit from cross-default provisions and security over the issuer’s assets, some or all of such terms may not be part of particular investments. Moreover, the ability of the Fund to influence an issuer’s affairs, especially during periods of financial distress or following an insolvency, is likely to be substantially less than that of senior creditors. Mezzanine investments generally are subject to various risks, including, without limitation: (i) a subsequent characterization of an investment as a “fraudulent conveyance”; (ii) the recovery as a “preference” of liens perfected or payments made on account of a debt in the 90 days before a bankruptcy filing; (iii) equitable subordination claims by other creditors;
(iv) so-called
“lender liability” claims by the issuer of the obligations; and (v) environmental liabilities that may arise with respect to collateral securing the obligations.
Asset-Backed Securities.
Asset-backed securities (“ABS”) are a form of structured debt obligation. In addition to the general risks associated with credit or debt securities discussed herein, ABS are subject to additional risks. While traditional fixed-income securities typically pay a fixed rate of interest until maturity, when the entire principal amount is due, an ABS represents an interest in a pool of assets, such as automobile loans, credit card receivables, home loans, solar loans, unsecured consumer loans or student loans, that has been securitized and provides for monthly payments of interest, at a fixed or floating rate, and principal from the cash flow of these assets. This pool of assets (and any related assets of the issuing entity) is the only source of payment for the ABS. The ability of an ABS issuer to make payments on the ABS, and the timing of such payments, is therefore dependent on collections on these underlying assets. The recoveries on the underlying collateral (if any) may not, in some cases, be sufficient to support payments on these securities, which may result in losses to investors in an ABS. In many circumstances, ABS are not secured by an interest in the related collateral. Credit card receivables, for example, are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer loan laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Certain asset-backed securities are guaranteed as to timely payment of interest and principal by a government entity; however, the market price for such securities is not guaranteed and will fluctuate. The purchase of asset-backed securities issued by non-government
entities may entail greater risk than such securities that are issued or guaranteed by a government entity. Asset-backed securities issued by non-government
entities may offer higher yields than those issued by government entities, but may also be subject to greater volatility than government issues and can also be subject to greater credit risk and the risk of default on the underlying assets.
Generally, obligors may prepay the underlying assets in full or in part at any time, subjecting the Fund to prepayment risk related to the ABS it holds. While the expected repayment streams on ABS are determined by the contractual amortization schedules for the underlying assets, an investor’s yield to maturity on an ABS is uncertain and may be reduced by the rate and speed of prepayments of the underlying assets, which may be influenced by a variety of economic, social and other factors. During periods of declining interest rates, prepayment of loans underlying ABS can be expected to accelerate. Accordingly, the Fund’s ability to maintain positions in such securities will be affected by reductions in the principal amount of such securities resulting from prepayments. Any prepayments, repurchases, purchases or liquidations of the underlying assets could shorten the average life of the ABS to an extent that cannot be fully predicted. Some ABS may be structured to include a period of rapid amortization triggered by events such as a significant rise in the default rate of the underlying collateral, a sharp drop in the credit enhancement level because of credit losses on the underlying assets, a specified regulatory event or the bankruptcy of the originator. A rapid amortization event will cause any revolving period to end earlier than expected and all collections on the underlying assets will be used to pay principal to investors earlier than expected. In general, the senior most securities will be paid prior to any payments being made on the subordinated securities, and if such payments are made earlier than expected, the Fund’s yield on such ABS may be negatively affected.

Credit Agency Risk.
Credit ratings are determined by credit rating agencies and are only the opinions of such entities. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risk or the liquidity of securities. Any shortcomings or inefficiencies in credit rating agencies’ processes for determining credit ratings may adversely affect the credit ratings of securities held by the Fund or such credit rating agency’s ability to evaluate creditworthiness, and, as a result, may adversely affect those securities’ perceived or actu
al credit risk.
Collateralized Loan Obligations.
In the case of most CLOs, the structured finance securities are issued in multiple tranches, offering investors various maturity and credit risk characteristics, often categorized as senior, mezzanine and subordinated/equity according to their degree of risk. If there are defaults or the relevant collateral otherwise underperforms, scheduled payments to senior tranches of such securities take precedence over those of mezzanine tranches, and scheduled payments to mezzanine tranches have a priority in right of payment to subordinated/equity tranches. However, it is possible that a senior tranche of a CLO could experience losses, particularly in stressed market conditions, due to defaults, downgrades of the underlying collateral by rating agencies, forced liquidation of the collateral pool, increased sensitivity to defaults due to collateral default, market anticipation of defaults and investor aversion to CLO securities as an asset class.
In light of the above, CLOs may therefore present risks similar to those of other types of debt obligations and, in fact, such risks may be of greater significance in the case of CLOs depending upon the Fund’s ranking in the capital structure. In certain cases, losses may equal the total amount of the Fund’s principal investment. Investments in structured vehicles, including equity and junior debt securities issued by CLOs, involve risks, including credit risk and market risk. Changes in interest rates and credit quality may cause significant price fluctuations.
In addition to the general risks associated with investing in debt securities, CLO securities carry additional risks, including: (i) the possibility that distributions from collateral assets will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) investments in CLO equity and junior debt tranches will likely be subordinate in right of payment to other senior classes of CLO debt; and (iv) the complex structure of a particular security may be subject to different interpretations and may produce disputes with the issuer or unexpected investment results, especially during times of market stress or volatility. Additionally, changes in the collateral held by a CLO may cause payments on the instruments held by the Fund to be reduced, either temporarily or permanently. CLOs also may be subject to prepayment risk. Further, the performance of a CLO may be adversely affected by a variety of factors, including the security’s priority in the capital structure of the issuer thereof, the availability of any credit enhancement, the level and timing of payments and recoveries on and the characteristics of the underlying receivables, loans or other assets that are being securitized, remoteness of those assets from the originator or transferor, the adequacy of and ability to realize upon any related collateral and the capability of the servicer of the securitized assets. There are also the risks that the trustee of a CLO does not properly carry out its duties to the CLO, potentially resulting in loss to the CLO. In addition, the complex structure of the security may produce unexpected investment results, especially during times of market stress or volatility.
Investing in securities of CLOs involves the possibility of investments being subject to potential losses arising from material misrepresentation or omission on the part of borrowers whose loans make up the assets of such entities. Such inaccuracy or incompleteness may adversely affect the valuation of the receivables or may adversely affect the ability of the relevant entity to perfect or effectuate a lien on the collateral securing its assets. The CLOs in which the Fund invests will rely upon the accuracy and completeness of representations made by the underlying borrowers to the extent reasonable, but cannot guarantee such accuracy or completeness. The quality of the Fund’s investments in CLOs is subject to the accuracy of representations made by the underlying borrowers. In addition, the Fund is subject to the risk that the systems used by the originators of CLOs to control for accuracy are defective. Under certain circumstances, payments to the Fund may be reclaimed if any such payment or distribution is later determined to have been a fraudulent conveyance or a preferential payment.
To the extent underlying default rates with respect to the securities in which the Fund invests occur or otherwise increase, the performance of the Fund’s investments may be adversely affected. The rate of defaults and losses on debt instruments will be affected by a number of factors, including global, regional and local economic conditions in the area where the borrower operates, the financial circumstances of the borrower as well as the general market conditions. A decline in global markets (or any particular sub-market
thereof) may result in higher delinquencies and/or defaults as borrowers may not be able to repay or refinance their outstanding debt obligations when due for a variety of reasons, which may adversely affect the performance of the Fund’s investments.

CLOs typically will have no significant assets other than the assets underlying such CLOs, including, but not limited to, secured loans, leveraged loans, project finance loans, unsecured loans, cash collateralized letters of credit and other asset-backed obligations, and/or instruments (each of which may be listed or unlisted and in bearer or registered form) that serve as collateral. Payments on the CLO securities are and will be payable solely from the cash flows from the collateral, net of all management fees and other expenses.
The failure by a CLO in which the Fund invests to satisfy financial covenants, including with respect to adequate collateralization and/or interest coverage tests, could lead to a reduction in its payments to the Fund. In the event that a CLO fails certain tests, holders of CLO senior debt may be entitled to additional payments that would, in turn, reduce the payments the Fund would otherwise be entitled to receive. Separately, the Fund may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms, which may include the waiver of certain financial covenants, with a defaulting CLO or any other investment the Fund may make. If any of these occur, it could materially and adversely affect the Fund’s returns.
Issuers may be subject to management, administration and incentive or performance fees. Payment of such additional fees will adversely impact on the returns achieved by the Fund.
The Fund may hold securities that are in a first loss or subordinated position with respect to realized losses on the collateral of its issuers. The leveraged nature of CLOs, in particular, magnifies the adverse impact of loan defaults. CLO investments represent a leveraged investment with respect to the underlying loans. Therefore, changes in the market value of the CLO investments could be greater than the change in the market value of the underlying loans, which are subject to credit, liquidity and interest rate risk.
The Fund’s investments and the assets that collateralize them may prepay more quickly than expected and have an impact on the value of the Fund. Prepayment rates are influenced by changes in interest rates and a variety of factors beyond the Fund’s control and consequently cannot be accurately predicted. Early prepayments give rise to increased re-investment
risk, as the Fund or a CLO collateral manager might realize excess cash from prepayments earlier than expected. If the Fund or a CLO collateral manager is unable to reinvest such cash in a new investment with an expected rate of return at least equal to that of the investment repaid, this may reduce net income and the fair value of that asset.
The Fund is expected to rely on CLO collateral managers to administer and review the portfolios of collateral they manage. The actions of the CLO collateral managers may significantly affect the return on investments. The ability of each CLO collateral manager to identify and report on issues affecting its securitization portfolio on a timely basis could also affect the return on investments, as the Fund may not be provided with information on a timely basis in order to take appropriate measures to manage its risks. The Fund is also expected to rely on CLO collateral managers to act in the best interests of a CLO it manages. If any CLO collateral manager were to act in a manner that was not in the best interest of the CLOs (
e.g.
, gross negligence, with reckless disregard or in bad faith), this could adversely impact the overall performance of investments.
There could in the future be circumstances when uncertainty exists with respect to the roles of certain parties in respect of the Fund’s issuers. Various issues may arise for which there may not be a clear answer in the transaction documents of such issuers, such as, for example only, whether the trustee is obligated to actively search for breaches of representations and warranties, whether holders of the issuer should be allowed access to all deal documents and whether principal forgiveness should be treated as a realized loss. The manner in which these open issues are resolved, specifically those which impact the receipt and allocation of underlying cash flows and losses, could adversely impact the Fund’s current and future investments in issuers.
The failure of servicers to effectively service the loans underlying certain of the investments in the Fund would materially and adversely affect the Fund. Most securitizations of loans require a servicer to manage collections on each of the underlying loans. Both default frequency and default severity of loans may depend upon the quality of the servicer. If servicers are not vigilant in encouraging borrowers to make their monthly payments, the borrowers may be far less likely to make these payments, which could result in a higher frequency of default. If servicers take longer to liquidate non-performing
assets, loss severities may tend to be higher than originally anticipated. The failure of servicers to effectively service the receivables underlying certain assets in the Fund’s investments could negatively impact the value of its investments and its performance. Servicer quality is of prime importance in the default performance of certain personal loans. Servicers may go out of business which would require a transfer of servicing to another servicer. Such transfers take time and loans may become delinquent because of confusion or lack of attention. Servicers may be required to advance interest on delinquent loans to the extent the servicer deems those advances recoverable. In the event the servicer does not advance, interest may be interrupted even on more senior securities. Servicers may also advance more than is in fact recoverable once a defaulted loan is disposed, and the loss to the trust may be greater than the outstanding principal balance of that loan (greater than 100% loss severity). For securitizations with corporate loans, the collateral manager’s role in reinvestment of principal amortization in performing credits and with respect to loans that default, as well as its ability to actively manage the portfolio through trading, will have a significant impact on the value of the underlying collateral and the performance of its securitization. If the collateral manager reinvests proceeds into loans which then default, does not sell loans before such loans default close to the original purchase price or does not effectively contribute to a restructuring process to maximize value of the loan the securitization owns, the collateral manager could materially and adversely impact the Fund’s investments.
The Fund’s investment strategy with respect to certain investments (or types of investments) may be based, in part, upon the premise that interests in issuers and/or an issuer’s underlying collateral that are otherwise performing may from time to time be available for participation by the Fund at “discounted” rates or at “undervalued” prices. Purchasing debt instruments and/or other interests at what may appear to be “undervalued” or “discounted” levels is no guarantee that these investments will generate attractive risk-adjusted returns to the Fund or will not be subject to further reductions in value. For reasons not necessarily attributable to any of the risks set forth herein (for example, supply/demand imbalances or other market forces), the prices of the debt instruments and other securities in which the Fund invests may decline substantially. In particular, purchasing debt instruments or other assets at what may appear to be “undervalued” or “discounted” levels is no guarantee that these assets will not be trading at even lower levels at a time of valuation or at the time of sale. It may not be possible to predict such “spread widening” risk. Additionally, the perceived discount in pricing from previous environments described herein may still not reflect the true value of the collateral assets underlying debt instruments in which the Fund invests.
The fair value of investments may be significantly affected by changes in interest rates. Investments in senior-secured loans through CLOs are sensitive to interest rate levels and volatility. Although CLOs are generally structured to mitigate the risk of interest rate mismatch, there may be some difference between the timing of interest rate resets on the assets and liabilities of a CLO. Such a mismatch in timing could have a negative effect on the amount of funds distributed to CLO investors. In addition, CLOs may not be able to enter into hedge agreements, even if it may otherwise be in the best interests of the CLO to hedge such interest rate risk. Furthermore, in the event of a significant rising interest rate environment and/or economic downturn, loan defaults may increase and result in credit losses that may adversely affect the Fund’s cash flow, fair value of its assets and operating results.
The senior-secured loans underlying CLOs typically have floating interest rates. A rising interest rate environment may increase loan defaults, resulting in losses for the CLOs and the Fund. Further, a general rise in interest rates will increase the financing costs of the CLOs. However, since many of the senior secured loans within these CLOs have floors based on SOFR or another reference rate, there may not be corresponding increases in investment income constraining distributions to investors in these CLOs. CLOs typically obtain financing at a floating rate based on SOFR or another reference rate.
CLOs are typically actively managed by an investment manager, and as a result the interests therein are traded, subject to credit rating agency and other constraints, by such investment manager. The aggregate return on the CLO equity securities will depend in part upon the ability of each investment manager to actively manage the issuer’s portfolio of assets. Additionally, CLOs may be negatively impacted by rating agency actions, and if the securities issued by, or the portfolio securities of, a CLO are downgraded, the Fund’s investment may decline in value. It is possible that an affiliate of the Fund may participate (in certain instances) in the review and approval of the initial collateral selection of the Fund’s issuers as well as any collateral additions to the portfolio. In times of market stress, valuation of CLO securities may reflect wide bid-ask
spreads from numerous valuation sources and be subject to good faith valuations. However, the exercise of control over an issuer could expose the assets of the Fund to claims by such issuer, its investors and its creditors. While the Adviser intends to manage the Fund in a manner that will minimize the exposure of these risks, the possibility of successful claims cannot be precluded.
Between the closing date and the effective date of a CLO, the CLO collateral manager will generally expect to purchase additional collateral obligations for the CLO. During this period, the price and availability of these collateral obligations may be adversely affected by a number of market factors, including price volatility and availability of investments suitable for the CLO, which could hamper the ability of the collateral manager to acquire a portfolio of collateral obligations that will satisfy specified concentration limitations and allow the CLO to reach the target initial par amount of collateral prior to the effective date. An inability or delay in reaching the target initial par amount of collateral may adversely affect the timing and amount of interest or principal payments received by the holders of the CLO debt securities and distributions on the CLO equity securities and could result in early redemptions which may cause CLO debt and equity investors to receive less than
face value of their investment.
Interest Rate Risk.
General interest rate fluctuations and changes in credit spreads on floating rate loans may have a substantial negative impact on the Fund’s investments and investment opportunities and, accordingly, may have a material adverse effect on the Fund’s rate of return on invested capital, the Fund’s net investment income and the Fund’s NAV. Certain of the Fund’s debt investments will have variable interest rates that reset periodically based on benchmarks such as SOFR and the prime rate, so an increase in interest rates may make it more difficult for issuers to service their obligations under the debt investments that the Fund will hold. In addition, to the extent the Fund borrows money to make investments, its returns will depend, in part, upon the difference between the rate at which it borrows funds and the rate at which it invests those funds. As a result, there can be no assurance that a significant change in market interest rates will not have a material adverse effect on the Fund’s net investment income to the extent it uses debt to finance its investments. The Fund may be subject to heightened interest rate risk in times of monetary policy change and/or uncertainty, such as when the U.S. Federal Reserve adjusts a quantitative easing program and/or changes rates. In periods of rising interest rates, the Fund’s cost of funds would increase, which could reduce its net investment income. In general, rising interest rates will negatively impact the price of a fixed rate debt instrument and falling interest rates will have a positive effect on price. Adjustable rate instruments also react to interest rate changes in a similar manner, although generally to a lesser degree (depending, however, on the characteristics of the reset terms, including the index chosen, frequency of reset and reset caps or floors, among other factors). From time to time, the Fund may be exposed to medium- to long-term spread duration securities. Longer spread duration securities have a greater adverse price impact to increases in interest rates. Interest rate sensitivity is generally more pronounced and less predictable in instruments with uncertain payment or prepayment schedules.
The Adviser regularly measures exposure to interest rate risk. Interest rate risk is assessed on an ongoing basis by comparing the Fund’s interest rate sensitive assets to its interest rate sensitive liabilities. Based on that review, the Adviser determines whether or not any hedging transactions are necessary to mitigate exposure to changes in interest rates.
If general interest rates rise, there is a risk that the portfolio companies in which the Fund holds floating rate securities will be unable to pay escalating interest amounts, which could result in a default under their loan documents. The potential, however, for the value of a floating rate loan or security to increase in response to interest rate declines is limited. Rising interest rates could also cause portfolio companies to shift cash from other productive uses to the payment of interest, which may have a material adverse effect on their business and operations and could, over time, lead to increased defaults. In addition, rising interest rates may increase pressure on the Fund to provide fixed rate loans to the Fund’s portfolio companies, which could adversely affect the Fund’s net investment income, as increases in the cost of borrowed funds would not be accompanied by increased interest income from such fixed-rate investments.
Inflation Risk.
Inflation risk is the risk that the value of certain assets or income from the Fund’s investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of investments and distributions can decline. Therefore, the income generated by debt investments may not keep pace with inflation. In addition, during any periods of rising inflation, the dividend rates or borrowing costs associated with the Fund’s use of leverage would likely increase, which would tend to further reduce returns to shareholders. Furthermore, actions by governments and central banking authorities can result in changes in interest rates. Periods of higher inflation could cause such authorities to raise interest rates, and vice versa, which may adversely impact the Fund and its investments.
Real Assets Investments Risk.
The Fund may invest a portion of its assets in securities and credit instruments associated with real assets, including infrastructure and aviation, which have historically experienced substantial price volatility. The value of companies engaged in these industries is affected by (i) changes in general economic and market conditions; (ii) the destruction of real assets, catastrophic events (such as earthquakes, wildfires, floods, hurricanes, tornadoes, man-made
disasters, and terrorist acts) and other public crises and relief responses; (iii) changes in environmental, governmental and other regulations; (iv) risks related to local economic conditions, overbuilding and increased competition; (v) increases in property taxes and operating expenses; (vi) changes in zoning laws; (vii)

casualty and condemnation losses; (viii) surplus capacity and depletion concerns; (ix) the availability of financing; and (x) changes in interest rates and leverage. In addition, the availability of attractive financing and refinancing typically plays a critical role in the success of these investments. As a result, such investments are subject to credit risk because borrowers may be delinquent in payment or default. Borrower delinquency and default rates may be significantly higher than estimated. The Adviser’s assessment, or a rating agency’s assessment, of borrower credit quality may prove to be overly optimistic. The value of securities in these industries may go through cycle
s o
f relative under-performance and over-performance in comparison to equity securities markets in general.
Real Estate Investments Risk.
The Fund may invest a portion of its assets in securities and credit instruments of companies in the real estate industry, which has historically been cyclical and particularly sensitive to economic downturns and other events that limit demand for real estate, which would adversely impact the value of real estate investments. The value of companies engaged in the real estate industry is affected by (i) changes in general economic and market conditions, including fluctuations in supply and demand; (ii) changes in the value of real estate properties; (iii) risks related to local economic conditions, overbuilding and increased competition; (iv) increases in property taxes and operating expenses; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) variations in rental income, neighborhood values or the appeal of property to tenants; (viii) the availability of financing; and (ix) changes in interest rates and leverage. In addition, the availability of attractive financing and refinancing typically plays a critical role in the success of real estate investments. As a result, such investments are subject to credit risk because borrowers may be delinquent in payment or default. Borrower delinquency and default rates may be significantly higher than estimated. The Adviser’s assessment, or a rating agency’s assessment, of borrower credit quality may prove to be overly optimistic. The value of securities in this industry may go through cycles of relative under-performance and over-performance in comparison to equity securities markets in general.
The Fund’s investments in mortgage loans secured by real estate will be subject to risks of delinquency, loss, taking title to collateral and bankruptcy of the borrower. The ability of a borrower to repay a loan secured by real estate is typically dependent primarily upon the successful operation of such property rather than upon the existence of independent income or assets of the borrower. If the net operating income of the property is reduced or is not increased, depending on the borrower’s business plan, the borrower’s ability to repay the loan may be impaired. If a borrower defaults or declares bankruptcy and the underlying asset value is less than the loan amount, the Fund will suffer a loss. In this manner, real estate values could impact the value of the Fund’s mortgage loan investments. Therefore, the Fund’s investments in mortgage loans will be subject to the risks typically associated with real estate. The Fund may invest in commercial real estate loans, which are secured by commercial property and are subject to risks of loss that may be greater than similar risks associated with loans made on the security of single-family residential property.
Legislative, regulatory and enforcement actions seeking to prevent or restrict foreclosures or providing forbearance relief to borrowers of residential mortgage loans may adversely affect the value of certain mortgage loan investments. Legislative or regulatory initiatives by federal, state or local legislative bodies or administrative agencies, if enacted or adopted, could delay foreclosure or the exercise of other remedies, provide new defenses to foreclosure, or otherwise impair the ability of the loan servicer to foreclose or realize on a defaulted mortgage loan. While the nature or extent of limitations on foreclosure or exercise of other remedies that may be enacted cannot be predicted, any such governmental actions that interfere with the foreclosure process or are designed to protect customers could increase the costs of such foreclosures or exercise of other remedies in respect of mortgage loans, delay the timing or reduce the amount of recoveries on defaulted mortgage loans held by the Fund, and consequently, could adversely impact the yields and distributions the Fund may receive in respect of its ownership of mortgage loans.
Preferred Stock.
Preferred stock generally has a preference as to dividends and upon the event of liquidation over an issuer’s common stock, but it ranks junior to debt securities in an issuer’s capital structure. Preferred stock generally pays dividends in cash (or additional shares of preferred stock) at a defined rate, but unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Dividends on preferred stock may be cumulative, meaning that, in the event the issuer fails to make one or more dividend payments on the preferred stock, no dividends may be paid on the issuer’s common stock until all unpaid preferred stock dividends have been paid. Preferred stock may also be subject to optional or mandatory redemption provisions.
Convertible Securities.
Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted into or exchanged for a specified amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security generally entitles its holder to receive interest or a dividend until the convertible security matures or is redeemed or converted. Convertible securities generally: (i) have higher yields than the dividends on the underlying common stocks, but lower yields than non-convertible
securities of a comparable duration; (ii) are less volatile in price than the underlying common stock due to their fixed-income characteristics; (iii) have a significant option component to their value which is directly impacted by the prevailing market volatility and interest rates; and (iv) provide the potential for capital appreciation if the market price of the underlying common stock increases.
The value of a convertible security is a function of its “investment value” (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion feature) and its “conversion value” (the security’s worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates (with investment value declining as interest rates increase) as well as market volatility (with the conversion value increasing as market volatility increases). The credit standing of the issuer and other factors may also have an effect on investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. To the extent that the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right
to acquire the underlying common stock while holding a fixed-income security. Generally, the amount of the premium decreases (as with an option) as the convertible security approaches maturity.
A convertible security may be subject to redemption at the option of the issuer. If a convertible security held by the Fund is called for redemption, the Fund will be required either to permit the issuer to redeem the security or convert it into the underlying common stock. Either of these actions could have an adverse effect on the value of the position. Additionally, certain types of convertible securities may decline in value or lose their value entirely in the event that the issuer’s financial condition becomes significantly impaired.
Limited Amortization Requirements.
The Fund may invest in loans that have limited mandatory amortization requirements. While these loans may obligate an issuer to repay the loan out of asset sale proceeds, with annual excess cash flow or by refinancing upon maturity, repayment requirements may be subject to substantial limitations that would allow an issuer to retain such asset sale proceeds or cash flow, thereby extending the expected weighted average life of the investment. In addition, a low level of amortization of any debt over the life of the investment may increase the risk that an issuer will not be able to repay or refinance the loans held by the Fund when it matures.
Securities on a When-Issued or Forward Commitment Basis.
The Fund may purchase securities on a “when-issued” basis and may purchase or sell securities on a “forward commitment” basis to acquire the security or to hedge against anticipated changes in interest rates and prices. When such transactions are negotiated, the price is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. When-issued securities and forward commitments may be sold prior to the settlement date, but the Fund will enter into when-issued and forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. If the Fund disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it might incur a gain or loss. There is always a risk that the securities may not be delivered and that the Fund may incur a loss. Settlements in the ordinary course, which may take substantially more than five business days, are not treated by the Fund as when-issued or forward commitment transactions. The settlements of secondary market purchases of senior loans in the ordinary course, on a settlement date beyond the period expected by loan market participants are subject to delayed compensation. Furthermore, the purchase of a senior loan in the secondary market is typically negotiated and finalized pursuant to a binding trade confirmation, and therefore, the risk of non-delivery
of the security to the Fu
nd
is reduced or eliminated when compared with such risk when investing in when-issued or forward commitment securities.
Equity Investments.
When the Fund invests in senior secured loans or mezzanine loans, it may acquire equity securities as well. In addition, the Fund may invest directly in the equity securities of issuers. The Fund’s goal is ultimately to dispose of such equity interests and realize gains upon its disposition of such interests. However, the equity interests received may not appreciate in value and, in fact, may decline in value. Accordingly, the Fund may not be able to realize gains from its equity interests, and any gains that it does realize on the disposition of any equity interests may not be sufficient to offset any other losses experienced.

Stocks and other equity securities fluctuate in price and the value of the Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments.
The
prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.
Investments in Publicly Traded Companies.
The Fund’s investment portfolio may contain securities or instruments issued by publicly-held companies. Such investments may subject the Fund to risks that differ in type or degree from those involved with investments in privately-held companies. Such risks include, without limitation, greater volatility in the valuation of such companies, increased obligations to disclose information regarding such companies, limitations on the ability of the Fund to dispose of such securities or instruments at certain times, increased likelihood of shareholder litigation against such companies’ board members (which may include members of the Adviser) and increased costs associated with each of the aforementioned risks.
In addition, in respect of the Fund’s publicly traded debt investments, the Fund will not obtain financial covenants or other contractual rights, including management rights, that it might otherwise be able to obtain in making privately-negotiated investments. Moreover, the Fund may not have the same access to information in connection with investments in public securities, either when investigating a potential investment or after making an investment, as compared to privately-negotiated investments. Furthermore, the Fund may be limited in its ability to make investments, and to sell existing investments, in public securities because the Adviser may be deemed to have material, nonpublic information regarding the issuers of those securities or as a result of other internal policies.
Prepayment Risk.
Prepayment risk relates to the early repayment of principal on a loan or debt security. Loans are generally callable at any time, and certain loans may be callable at any time at no premium to par. The Adviser is generally unable to predict the rate and frequency of such repayments. Whether a loan is called will depend both on the continued positive performance of the issuer and the existence of favorable financing market conditions that allow such issuer the ability to replace existing financing with less expensive capital. As market conditions change frequently, the Adviser will often be unable to predict when, and if, this may be possible for each of the Fund’s issuers. Having the loan or other debt instrument called early may have the effect of reducing the Fund’s actual investment income below its expected investment income if the capital returned cannot be invested in transactions with equal or greater yields.
Investments in Highly Leveraged Issuers.
The Fund’s investments are expected to include investments in issuers whose capital structures have significant leverage (including substantial leverage senior to the Fund’s investments), a considerable portion of which may be at floating interest rates. The leveraged capital structure of such issuers will increase their exposure to adverse economic factors such as rising interest rates, downturns in the economy or further deteriorations in the financial condition of the issuer or its industry. This leverage may result in more serious adverse consequences to such companies (including their overall profitability or solvency) in the event these factors or events occur than would be the case for less leveraged issuers. In using leverage, these issuers may be subject to terms and conditions that include restrictive financial and operating covenants, which may impair their ability to finance or otherwise pursue their future operations or otherwise satisfy additional capital needs. Moreover, rising interest rates may significantly increase the issuers or project’s interest expense, or a significant industry downturn may affect a company’s ability to generate positive cash flow, in either case causing an inability to service outstanding debt. The Fund’s investments may be among the most junior financing in an issuer’s capital structure. In the event such issuer cannot generate adequate cash flow to meet debt obligations, the company may default on its loan agreements or be forced into bankruptcy resulting in a restructuring or liquidation of the company, and the Fund, particularly in light of the subordinated and/or unsecured position of the Fund’s investments, may suffer a partial or total loss of cap it
al invested in the company, which could adversely affect the return of the Fund.
Investments in Restructurings.
The Fund may invest in restructurings that involve, or otherwise invest in the debt securities of, companies that are experiencing or are expected to experience severe financial difficulties. These severe financial difficulties may never be overcome and may cause such companies to become subject to bankruptcy proceedings. The return on investment sought or targeted b
y t
he Fund in any investment in a restructuring may depend

upon the restructuring progressing in a particular manner or resulting in a particular outcome (including regarding the conversion or repayment of the Fund’s investments). There can be no assurance that any such outcome, development or result will occur or be successful and, as a result, the premise underlying the Fund’s investment may never come to fruition and the Fund’s returns may be adversely affected. Investments in restructurings could, in certain circumstances, subject the Fund to certain additional potential liabilities that may exceed the value of the Fund’s original investment therein. For instance, under certain circumstances, payments to the Fund and distributions to Shareholders may be reclaimed if any such payment or distribution is later determined to have been a fraudulent conveyance, preferential payment or similar transaction under applicable bankruptcy and insolvency laws. Furthermore, investments in restructurings may be adversely affected by statutes relating to, among other things, fraudulent conveyances, voidable preferences, lender liability and the court’s discretionary power to disallow, subordinate or disenfranchise particular claims or characterize investments made in the form of debt as equity contributions. For certain restructurings, the Fund may utilize blocker corporations, which may incur federal and state income taxes. In restructurings, whether constituting liquidation (both in and out of bankruptcy) and other forms of corporate reorganization, there exists the risk that the restructuring either will be unsuccessful (due to, for example, failure to obtain requisite approvals), will be delayed (for example, until various liabilities, actual or contingent, have been satisfied) or will result in a distribution of cash or a new security or instrument the value of which will be less than the purchase price to the Fund of the security in respect to which such distribution was made. The Fund may not be “hedged” against market fluctuations, or, in liquidation situations, may not accurately value the assets of the company being liquidated. This can result in losses, even if the proposed restructuring is consummated. Under certain circumstances, a lender that has inappropriately exercised control of the management and policies of a debtor may have its claims subordinated or disallowed, or may be found liable for damages suffered by parties as a result of such actions.
When a company seeks relief under the U.S. Bankruptcy Code (or has a petition filed against it), an automatic stay prevents all entities, including creditors, from foreclosing or taking other actions to enforce claims, perfect liens or reach collateral securing such claims. Creditors who have claims against the company prior to the date of the bankruptcy filing must petition the court to permit them to take any action to protect or enforce their claims or their rights in any collateral. Such creditors may be prohibited from doing so if the court concludes that the value of the property in which the creditor has an interest will be “adequately protected” during the proceedings. If the Bankruptcy Court’s assessment of adequate protection is inaccurate, a creditor’s collateral may be wasted without the creditor being afforded the opportunity to preserve it. Thus, even if the Fund holds a secured claim, it may be prevented from collecting the liquidation value of the collateral securing its debt, unless relief from the automatic stay is granted by the court. Bankruptcy proceedings are inherently litigious, time consuming, highly complex and driven extensively by facts and circumstances, which can result in challenges in predicting outcomes. The equitable power of bankruptcy judges also can result in uncertainty as to the ultimate resolution of claims.
Security interests held by creditors are closely scrutinized and frequently challenged in bankruptcy proceedings and may be invalidated for a variety of reasons. For example, security interests may be set aside because, as a technical matter, they have not been perfected properly under the Uniform Commercial Code or other applicable law. If a security interest is invalidated, the secured creditor loses the value of the collateral and because loss of the secured status causes the claim to be treated as an unsecured claim, the holder of such claim will almost certainly experience a significant loss of its investment. There can be no assurance that the security interests securing the Fund’s claims will not be challenged vigorously and found defective in some respect, or that the Fund will be able to prevail against the challenge.
Moreover, debt may be disallowed or subordinated to the claims of other creditors if the creditor is found guilty of certain inequitable conduct resulting in harm to other parties with respect to the affairs of a company filing for protection from creditors under the U.S. Bankruptcy Code. Creditors’ claims may be treated as equity if they are deemed to be contributions to capital, or if a creditor attempts to control the outcome of the business affairs of a company prior to its filing under the U.S. Bankruptcy Code. Serving on an official or unofficial creditors’ committee, for example, increases the possibility that the Fund will be deemed an “insider” or a “fiduciary” of an issuer it has so assisted and may increase the possibility that the Bankruptcy Court would invoke the doctrine of “equitable subordination” with respect to any claim or equity interest held by the Fund in such issuer and subordinate any such claim or equity interest in whole or in part to other claims or equity interests in such issuer. Claims of equitable subordination may also arise outside of the context of the Fund’s committee activities. If a creditor is found to have interfered with a company’s affairs to the detriment of other creditors or shareholders, the creditor may be held liable for damages to injured parties. While the Fund will attempt to avoid taking the types of action that would lead to equitable subordination or creditor liability, there can be no assurance that such claims will not be asserted or that the Fund will be able to successfully defend against them. In addition, if representation of a creditors’ committee of an issuer causes the Fund or the Adviser to be deemed an affiliate of such issuer, the securities of such issuer held by the Fund may become restricted securities, which are not freely tradable.
While the challenges to liens and debt described above normally occur in a bankruptcy proceeding, the conditions or conduct that would lead to an attack in a bankruptcy proceeding could in certain circumstances result in actions brought by other creditors of the debtor, shareholders of the debtor or even the debtor itself in other state or U.S. federal proceedings, including pursuant to state fraudulent transfer laws. As is the case in a bankruptcy proceeding, there can be no assurance that such claims will not be asserted or that the Fund will be able to defend against them successfully. To the extent the Fund assumes an active role in any legal proceeding involving the debtor, the Fund may be prevented from disposing of securities or instruments issued by the debtor due to the Fund’s possession of material, non-public
information concerning the debtor.
From time to time, the Fund may invest in or extend loans to companies that have filed for protection under Chapter 11 of the U.S. Bankruptcy Code. These debtor-in-possession
or “DIP” loans are most often revolving working-capital facilities put into place at the outset of a Chapter 11 case to provide the debtor with both immediate cash and the ongoing working capital that will be required during the reorganization process. While such loans are generally less risky than many other types of loans as a result of their seniority in the debtor’s capital structure and because their terms have been approved by a federal bankruptcy court order, it is possible that the debtor’s reorganization efforts may fail and the proceeds of the ensuing liquidation of the DIP lender’s collateral might be insufficient to repay in full the DIP loan.
In addition, issuers located in
non-U.S.
jurisdictions may be involved in restructurings, bankruptcy proceedings and/or reorganizations that are not subject to laws and regulations that are similar to the U.S. Bankruptcy Code and the rights of creditors afforded in U.S. jurisdictions. To the extent such
non-U.S.
laws and regulations do not provide the Fund with equivalent rights and privileges necessary to promote and protect its interest in any such proceeding, the Fund’s investments in any such issuer may be adversely affected. For example, bankruptcy law and process in a
non-U.S.
jurisdiction may differ substantially from that in the United States, resulting in greater uncertainty as to the rights of creditors, the enforceability of such rights, reorganization timing and the classification, seniority and treatment of claims. In certain developing countries, although bankruptcy laws have been enacted, the process for reorganization remains highly uncertain.
Non-Performing
Investments.
The Fund’s portfolio may include investments whose underlying collateral are
“non-performing”
and that are typically highly leveraged, with significant burdens on cash flow and, therefore, involve a high degree of financial risk. During an economic downturn or recession, securities of financially troubled or operationally troubled issuers are more likely to go into default than securities or instruments of other issuers. Securities or instruments of financially troubled issuers and operationally troubled issuers are less liquid and more volatile than securities or instruments of companies not experiencing financial difficulties. Investment, directly or indirectly, in the financially and/or operationally troubled issuers involves a high degree of credit and market risk. These difficulties may never be overcome and may cause borrowers to become subject to bankruptcy or other similar administrative proceedings. There is a possibility that the Fund may incur substantial or total losses on its investments and in certain circumstances, subject the Fund to certain additional potential liabilities that may exceed the value of the Fund’s original investment therein.
Risks of Certain
Non-U.S.
Investments.
The Fund expects to invest a portion of its aggregate commitments outside of the United States.
Non-U.S.
securities or instruments involve certain factors not typically associated with investing in U.S. securities or instruments, including risks relating to (i) currency exchange matters, including fluctuations in the rate of exchange between the U.S. dollar and the various
non-U.S.
currencies in which the Fund’s
non-U.S.
investments are denominated, and costs associated with conversion of investment principal and income from one currency into another; (ii) differences in conventions relating to documentation, settlement, corporate actions, stakeholder rights and other matters; (iii) differences between the U.S. and
non-U.S.
securities markets, including higher rates of inflations, higher transaction costs and potential price volatility in, and relative illiquidity of, some
non-U.S.
securities markets; (iv) the absence of uniform accounting, auditing, corporate governance, recordkeeping and financial reporting standards, practices and disclosure requirements and less governmental supervision and regulation in some countries; (v) certain economic, social and political risks, including potential exchange control regulations and restrictions on
non-U.S.
investment and repatriation of capital, the risks of political, economic or social instability (including, for example, regional and global conflict), including the risk of sovereign defaults, and the possibility of expropriation or confiscatory taxation and adverse economic and political development; (vi) the possible imposition of
non-U.S.
taxes on income and gains recognized with respect to such securities or instruments; (vii) differing, and potentially less well developed or well-tested, laws regarding creditor’s rights (including the rights of secured parties), corporate governance, fiduciary duties and the protection of investors; (viii) difficulty in enforcing contractual obligations; (ix) differences in the legal and regulatory environment or enhanced legal and regulatory compliance; (x) reliance on a more limited number of commodity inputs, service providers and/or distribution mechanisms; (xi) political hostility to investments by foreign or private investment fund investors; and (xii) less publicly available information.
In addition, the Fund’s investments in the debt of issuers located in certain
non-U.S.
jurisdictions may be adversely affected as a result of the ownership or control of an equity stake in such issuers by the Adviser and/or its affiliates. For example, in certain circumstances, the Fund could be subject to German “equity substitution rules” (similar to equitable subordination in the United States) if an issuer in which the Fund holds a debt investment and in which the Adviser and/or its affiliates holds an equity investment was to become insolvent. In such case, among other things, (i) the Fund may not be able to enforce its rights with respect to collateral, if any, (ii) the debt held by the Fund may be subordinated and (iii) the receiver may be entitled to reclaim amounts paid to the Fund within one year of the filing for commencement of insolvency proceedings or thereafter. The laws of other
non-U.S.
jurisdictions in which the Fund may seek to invest may have rules similar to Germany’s “equity substitution rules” discussed above, and the consequences to the Fund with respect to such rules may be more or less severe. Moreover, additional laws and regulations in
non-U.S.
jurisdictions in which the Fund may invest may affect the Fund’s investments in such jurisdictions in a manner that differs adversely from the results that would occur under U.S. laws and regulations applied to similar facts.
Additionally, the Fund may be less influential than other market participants in jurisdictions where it or the Adviser do not have a significant presence. The Fund may be subject to additional risks, which include possible adverse political and economic development (such as government expropriation, excessive taxation or economic sanctions), possible seizure or nationalization of
non-U.S.
deposits and possible adoption of governmental restrictions which might adversely affect the payment of principal and interest to investors located outside the country of the issuer, whether from currency blockage or otherwise. Furthermore, some of the securities may be subject to brokerage taxes levied by governments, which has the effect of increasing the cost of such investment and reducing the realized gain or increasing the realized loss on such securities at the time of sale. There can also be difficulty obtaining and enforcing judgments against issuers in
non-U.S.
jurisdictions. While the Adviser intends, where deemed appropriate, to seek to manage the Fund in a manner that will minimize exposure to the foregoing risks and will take these factors into consideration in making investment decisions for the Fund, there can be no assurance that adverse developments with respect to such risks will not adversely affect the assets of the Fund that are held in certain countries.
Foreign Currency Risks.
A significant portion of the Fund’s investments (and the income and gains received by the Fund in respect of such investments) may be denominated in currencies other than the U.S. dollar. However, the books of the Fund will be maintained, and contributions to and distributions from the Fund will generally be made, in U.S. dollars. Accordingly, changes in foreign currency exchange rates and exchange controls may materially adversely affect the value of the investments and the other assets of the Fund. For example, any significant depreciation in the exchange rate of the euro, or any other currency in which the Fund makes investments, against the U.S. dollar, could adversely affect the value of dividends or proceeds on investments denominated in the Euro or such other currencies. In addition, the Fund may incur costs, which may be significant, in connection with the conversion of various currencies relating to the purchase and sale of securities valued in currencies other than the U.S. dollar, and may incur expenses from currency restrictions, exchange control regulation and/or government restrictions that limit or otherwise delay the Fund’s ability to convert currencies.
Currency Hedging Risk.
The Adviser may seek to hedge all or a portion of the Fund’s foreign currency risk. For example, the Fund may enter into foreign currency forward contracts to reduce the Fund’s exposure to foreign currency exchange rate fluctuations in the value of foreign currencies. In a foreign currency forward contract, the Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined
price at a future date. Forward foreign currency contracts are marked-to-market
at the applicable forward rate. There is no guarantee that it will be practical to hedge currency risks or that any efforts to do so will be successful. The use of foreign currency forward contracts is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments, and there is no guarantee that the use of foreign currency forward contracts will achieve their intended result. If the Adviser is incorrect in its expectation of the timing or level of fluctuation in securities prices, currency prices or other variables, the use of foreign currency forward contracts could result in losses, which in some cases may be significant. A lack of correlation between changes in the value of foreign currency forward contracts and the value of the portfolio assets (if any) being hedged could also result in losses
.
Use of Leverage: Risk of Borrowing by the Fund.
The Fund currently employs leverage through secured credit facilities to achieve its investment objective and may consider other potential uses in the future. The Fund’s willingness to use leverage, and the extent to which leverage is used at any time, will depend on many factors, including the Adviser’s assessment of the yield curve environment, interest rate trends, market conditions and other factors.
Additionally, the Fund utilizes leverage through its outstanding MRP Shares. Under the 1940 Act, the Fund is permitted to incur greater effective leverage through the use of preferred stock than through the use of debt. As a result of the Fund’s issuance of the MRP Shares, the risk of the Fund incurring additional losses from its use of leverage is further heightened. The Fund may also choose to add leverage through the issuance of additional Preferred Shares. All costs and expenses relating to the issuance and ongoing maintenance of Preferred Shares is borne by the Fund, and these costs and expenses may be significant. So long as the rate of return, net of applicable Fund expenses, on the investments purchased by the Fund exceeds the dividend rates payable on the Preferred Shares together with the costs to the Fund of other leverage it utilizes, the investment of the Fund’s assets attributable to leverage will generate more income than will be needed to pay the costs of the leverage. If so, and all other things being equal, the excess may be used to pay higher dividends to Shareholders than if the Fund were not so leveraged. The use of leverage has the potential to magnify losses versus funds that do not employ leverage.
The Fund may incur permanent, Fund-level leverage including through, but not limited to, bridge, subscription, asset-backed facilities, financing transactions from prime brokers or custodians, short-sales and/or related to the Fund’s hedging activities. Borrowings by the Fund will further diminish returns (or increase losses on capital) to the extent overall returns are less than the Fund’s cost of funds. Such debt exposes the Fund to refinancing, recourse and other risks. As a general matter, the presence of leverage can accelerate losses.
Subject to prevailing market conditions, the Fund may add financial leverage if, immediately after such leveraging, it would have asset coverage (as defined in the 1940 Act) of 300% or more (for leverage obtained through debt) or 200% or more (for leverage obtained through preferred stock). For example, if the Fund has $100 in Net Assets, it may utilize leverage through obtaining debt of up to $50, resulting in $150 in total assets (or 300% asset coverage). In addition, if the Fund has $100 in Net Assets, it may issue $100 in Preferred Shares, resulting in $200 in total assets (or 200% asset coverage). The Fund may use leverage opportunistically and may choose to increase or decrease its leverage, or use different types or combinations of leveraging instruments, at any time based on the Fund’s assessment of market conditions and the investment environment.
Under the 1940 Act, the Preferred Shares the Fund issues, including the MRP Shares, will constitute a “senior security” for purposes of the 200% asset coverage test. In addition, while any senior securities remain outstanding, the Fund will be required to make provisions to prohibit any dividend distribution to the Fund’s Shareholders or the repurchase of such securities or Shares unless the Fund meets the applicable asset coverage ratios at the time of the distribution or repurchase. The Fund is also permitted to borrow amounts up to 5% of the value of the Fund’s total assets for temporary purposes without regard to asset coverage, which borrowings would not be considered senior securities, provided that any such borrowings in excess of 5% of the value of the Fund’s total assets would be subject to the asset coverage ratio requirements of the 1940 Act, even if for temporary purposes.
The Fund’s ability to utilize leverage is also limited by asset coverage requirements and other guidelines imposed by the terms of the Preferred Shares and are imposed by rating agencies that provide ratings for the Preferred Shares which are more restrictive than the limitations imposed by the 1940 Act noted above. Accordingly, any decline in the NAV of the Fund’s investments could result in the risk that the Fund will fail to meet its asset coverage requirements for any such Preferred Shares. Under certain circumstances, the Fund’s current investment income might not be sufficient to meet the dividend requirements on any Preferred Shares outstanding. In order to address these types of events, the Fund might need to liquidate investments in order to fund a redemption of some or all of Preferred Shares.

Liquidation at times of adverse economic conditions may result in a loss to the Fund. At other times, these liquidations may result in gain at the Fund level and thus in additional taxable distributions to Shareholders.
The Fund may elect to use borrowings, reverse repurchase agreements and the leverage potentially incurred in securities lending, together with any other senior securities representing indebtedness, by requiring asset coverage (as defined in the 1940 Act) immediately after any leveraging of 300% or more.
The Adviser expects that the Fund’s borrowings may ultimately be secured with a security interest in investments. In times of adverse market conditions, the Fund may be required to post additional collateral which could affect the Fund’s liquidity.
Subject to certain exceptions, the Fund is required to trade derivatives and other transactions that create future payment or delivery obligations (except reverse repurchase agreements and similar financing transactions if the Fund has elected to treat them as indebtedness) subject to a limit on notional derivatives exposure as a limited derivatives user or subject to a value-at-risk
(“VaR”) leverage limit and certain derivatives risk management program and testing requirements and requirements related to board reporting. These requirements may limit the ability of the Fund to invest in derivatives, short sales and similar financing transactions, limit the Fund’s ability to employ certain strategies that use these instruments and/or adversely affect the Fund’s efficiency in implementing its strategy, liquidity and/or ability to pursue its investment objectives.
Leverage creates several major types of risks for Shareholders, including: (i) the likelihood of greater volatility of NAV of Shares, and of the investment return to Shareholders, than a comparable portfolio without leverage; (ii) the possibility either that Share distributions will fall if the interest and other costs of leverage rise, or that distributions paid on Shares will fluctuate because such costs vary over time; (iii) the effects of leverage in a declining market or a rising interest rate environment, as leverage is likely to cause a greater decline in the NAV of the Shares than if the Fund were not leveraged; (iv) to the extent that Fund revenues are required to meet principal payments or Preferred Share dividends, Shareholders may be allocated income (and therefore tax liability) in excess of cash distributed; and (v) in certain circumstances, the Fund may be required to dispose of investments at a loss or otherwise on unattractive terms in order to service its debt obligations or meet its debt covenants. In addition, in connection with one or more credit facilities entered into by the Fund and any Preferred Shares, distributions to Shareholders may be subordinated to payments required in connection with any indebtedness contemplated thereby. Furthermore, payment of future distributions is subject to meeting the covenants under any credit facilities and the asset coverage requirements of the 1940 Act. There can be no assurance that the Fund will have sufficient cash flow to meet its debt service obligations. As a result, the Fund’s exposure to foreclosure and other losses may be increased due to the illiquidity of its investments.
In addition, the Fund may need to refinance its outstanding debt as it matures. There is a risk that the Fund may not be able to refinance existing debt or that the terms of any refinancing may not be as favorable as the terms of the existing loan agreements. If prevailing interest rates or other factors at the time of refinancing result in higher interest rates upon refinancing, then the interest expense relating to that refinanced indebtedness would increase. These risks could adversely affect the Fund’s financial condition, cash flows and the return on its investments.
With respect to any asset-backed facility entered into by the Fund (or an affiliate thereof), a decrease in the market value of the Fund’s investments (due to market conditions, the fair valuation of the Fund’s investments or otherwise) would increase the effective amount of leverage and could result in the possibility of a violation of certain financial covenants pursuant to which the Fund must either repay the borrowed funds to the lender. Liquidation of the Fund’s investments at an inopportune time in order to satisfy such financial covenants could adversely impact the performance of the Fund and could, if the value of its investments had declined significantly, cause the Fund to lose all or a substantial amount of its capital. In the event of a sudden, precipitous drop in the value of the Fund’s assets, the Fund might not be able to dispose of assets quickly enough to pay off its debt resulting in a foreclosure or other total loss of some or all of the pledged assets. Fund-level debt facilities typically include other covenants such as, but not limited to, covenants against the Fund incurring or being in default under other recourse debt, including certain Fund guarantees of asset level debt, which, if triggered could cause adverse consequences to the Fund if it is unable to cure or otherwise mitigate such breach.
Effects of Leverage
. The table below assumes that the Fund’s c
ont
inued
us
e of Preferred Shares represents approximately 14.67% of the Fund’s Managed Assets, borrowings represent approximately 15.41% of the Fund’s

Managed Assets as of March 31, 2026 and the Fund bears expenses relating to such Preferred Shares and borrowings at annual effective interest rates of 6.11% and 6.06%, respectively (based on dividend rates for such Preferred Shares and interest rates for such borrowings as of a recent date). The table below also assumes that the annual return that the Fund’s portfolio must experience (net of expenses not related to Preferred Shares or borrowings) in order to cover the costs of such leverage would be approximately 2.14%. These figures are estimates based on current market conditions, used for illustration purposes only. Actual expenses associated with Preferred Shares and borrowings used by the Fund may vary frequently and may be significantly higher or lower than the rate used for the example above.
The following table is furnished in response to requirements of the SEC. It is designed to illustrate the effects of the Fund’s leverage due to senior securities on corresponding Share total return, assuming investment portfolio total returns (consisting of income and changes in the value of investments held in the Fund’s portfolio)
of -10%, -5%, 0%,
5% and 10%. These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of the investment portfolio returns expected to be experienced by the Fund. Your actual returns may be greater or less than those appearing below.

Assumed Return on Portfolio (Net of Expenses not related to Preferred Shares or borrowings)	(10.00)%	(5.00)%	—%	5.00%	10.00%
Corresponding Share Total Return	(17.36)%	(10.21)%	(3.06)%	4.09%	11.24%
Corresponding Share total return is composed of two elements — the Share dividends paid by the Fund (the amount of which is largely determined by the net investment income of the Fund after paying dividends on Preferred Shares and interest expenses on the Fund’s borrowings) and gains or losses on the value of the securities the Fund owns.
Change of Law Risk.
Government counterparties or agencies may have the discretion to change or increase regulation of a portfolio investment’s operations or implement laws or regulations affecting the portfolio investment’s operations, separate from any contractual rights it may have. A portfolio investment also could be materially and adversely affected as a result of statutory or regulatory changes or judicial or administrative interpretations of existing laws and regulations that impose more comprehensive or stringent requirements on such portfolio company. Governments have considerable discretion in implementing regulations and tax reform, including, for example, the possible imposition or increase of taxes on income earned by a portfolio company or gains recognized by the Fund on its investment in such portfolio company, that could impact a portfolio company’s business as well as the Fund’s return on investment with respect to such portfolio company.
Force Majeure Risk.
Issuers may be affected by force majeure events (
i.e.
, events beyond the control of the party claiming that the event has occurred, including, without limitation, acts of God, fire, flood, earthquakes, outbreaks of an infectious disease, pandemic or any other serious public health concern, war, terrorism and labor strikes). Some force majeure events may adversely affect the ability of a party (including an issuer or a counterparty to the Fund or an issuer) to perform its obligations until it is able to remedy the force majeure event. In addition, the cost to an issuer or the Fund of repairing or replacing damaged assets resulting from such force majeure event could be considerable. Certain force majeure events (such as war or an outbreak of an infectious disease) could have a broader negative impact on the world economy and international business activity generally, or in any of the countries in which the Fund may invest specifically. Additionally, a major governmental intervention into industry, including the nationalization of an industry or the assertion of control over one or more issuers or its assets, could result in a loss to the Fund, including if its investment in such issuer is canceled, unwound or acquired (which could be without what the Fund considers to be adequate compensation). Any of the foregoing may therefore adversely affect the performance of the Fund and its investments.
Terrorist Activities.
Terrorist attacks have caused instability in global financial markets and may generate global economic instability. Additionally, governmental responses to terrorist attacks (or threats thereof), such as economic sanctions, trade restrictions, heightened regulatory requirements, emergency legislation and/or the imposition of martial law or states of emergency, may contribute to instability in the financial markets and give rise to additional risks and uncertainties. The continued threat of terrorism and the impact of governmental, military or other action could affect the Fund’s financial results.
Volatility of Commodity Prices
.
The performance of c
er
tain of the Fund’s investments may be substantially dependent upon prevailing prices of electricity, oil, natural gas, natural gas liquids, coal and other commodities (such as metals)

and the differential between prices of specific commodities that are a primary factor in the profitability of certain conversion activities such as petroleum refining (“crack spread”) and power generation (“spark spread”). Commodity prices have been, and are likely to continue to be, volatile and subject to wide fluctuations in response to any of the following factors: (i) relatively minor changes in the supply of and demand for electricity or such other commodities; (ii) market uncertainty and the condition of various economies (including interest rates, levels of economic activity, the price of securities and the participation by other investors in the financial markets); (iii) political conditions in the United States and other project locations; (iv) the extent of domestic production and importation of oil, natural gas, natural gas liquids, coal or metals in certain relevant markets; (v) the foreign supply of oil, natural gas and metals; (vi) the prices of foreign imports; (vii) the level of consumer demand; (viii) the price and availability of alternative electric generation options; (ix) the price of steel and the outlook for steel production; (x) pandemics, wars and military conflicts, sanctions, tariffs, export controls and other trade policies and weather conditions; (xi) the competitive position of electricity, ethanol/biodiesel, oil, gas or coal as a source of energy as compared with other energy sources; (xii) the industry-wide or local refining, transportation or processing capacity for natural gas or transmission capacity for electric energy; (xiii) the effect of United States and
non-U.S.
federal, state and local regulation on the production, transportation and sale of electric energy and other commodities; (xiv) breakthrough technologies (such as improved storage or clean coal technologies) or government subsidies, tax credits or other support that allow alternative fuel generation projects to produce more reliable electric energy or lower the cost of such production compared to natural gas fueled electric generation projects; (xv) with respect to the price of oil, actions of the Organization of Petroleum Exporting Countries; or (xvi) the expected consumption of coking coal in steel production. While the Adviser will endeavor to take into account existing and anticipated
future applicable greenhouse gas regulation in its investment decisions, changes in the regulation of greenhouse gases could impact an investment or make future investments undesirable.
Regulatory Approvals.
The Fund may invest in portfolio companies believed to have obtained all material United States federal, state, local or
non-U.S.
approvals, if any, required as of the date thereof to acquire and operate their facilities. In addition, the Fund may be required to obtain the consent or approval of applicable regulatory authorities in order to acquire or hold certain ownership positions in portfolio companies. A portfolio company could be materially and adversely affected as a result of statutory or regulatory changes or judicial or administrative interpretations of existing laws and regulations that impose more comprehensive or stringent requirements on such portfolio company. For example, in the case of oil and gas drilling, handling and transportation, such activities are extensively regulated, and statutory and regulatory requirements may include those imposed by energy, zoning, environmental, health, safety, labor and other regulatory or political authorities. Moreover, additional regulatory approvals, including without limitation, renewals, extensions, transfers, assignments, reissuances or similar actions, may become applicable in the future due to a change in laws and regulations, a change in the companies’ customers or for other reasons. There can be no assurance that a portfolio company will be able to (i) obtain all required regulatory approvals that it does not have at the time of the Fund’s investment or that it may be required to have in the future; (ii) obtain any necessary modifications to existing regulatory approvals; or (iii) maintain required regulatory approvals. Delay in obtaining or failure to obtain and maintain in full force and effect any regulatory approvals, or amendments thereto, or delay or failure to satisfy any regulatory conditions or other applicable requirements could prevent operation of a facility or sales to or from third parties or could result in fines or additional costs to a portfolio company. Regulatory changes in a jurisdiction where a portfolio investment is located may make the continued operation of the portfolio investment infeasible or economically disadvantageous and any expenditures made to date by such portfolio investment may be wholly or partially written off. The locations of the portfolio investments may also be subject to government exercise of eminent domain power or similar events. Any of these changes could significantly increase the regulatory-related compliance and other expenses incurred by the portfolio investments and could significantly reduce or entirely eliminate any potential revenues generated by one or more of the portfolio investments, which could materially and adversely affect returns to the Fund.
Political and Societal Challenges.
Energy and energy-related infrastructure projects may be subject to siting requirements. Siting of energy projects is also frequently subject to regulation by applicable state, county and local authorities. For example, proposals to site an energy plant or engage in drilling activities in a particular location may be challenged by a number of parties, including special interest groups based on alleged security concerns, disturbances to natural habitats for wildlife and adverse aesthetic impacts, including the common “not in my backyard” phenomenon. Concerns regarding some of the techniques used in the extraction of shale gas in order to enhance recovery, such as the use of natural gas hydraulic fracturing (also known as “fracking”) may also arise, which may require governmental permits or approvals and which have recently been the subject of heightened environmental concerns and public opposition in some jurisdictions (as more fully described below). The failure of any portfolio investment to receive, renew or maintain any required permits or approvals or any inability to satisfy any requirement of any permits or approvals may result in in cr
eased compliance costs, the need for additional capital expenditures or a suspension of project operations.
Environmental Matters.
Environmental laws, regulations and regulatory initiatives play a significant role in the electric power industry and can have a substantial impact on investments in this industry. For example, global initiatives to minimize pollution have played a major role in the increase in demand for natural gas and alternative energy sources, creating numerous new investment opportunities. Conversely, required expenditures for environmental compliance have adversely impacted investment returns in a number of segments of the industry. The electric power industry will continue to face considerable oversight from environmental regulatory authorities and significant influence from non-governmental
and special interest groups, and the Adviser will seek to evaluate carefully the expected impact of environmental compliance on all potential investments. The Fund may invest in portfolio companies that are subject to changing and increasingly stringent environmental and health and safety laws, regulations and permit requirements. There can be no guarantee that all costs and risks regarding compliance with environmental laws and regulations can be identified. New and more stringent environmental and health and safety laws, regulations and permit requirements or stricter interpretations of current laws or regulations could impose substantial additional costs on portfolio companies or potential investments. Compliance with such current or future environmental requirements does not ensure that the operations of the portfolio companies will not cause injury to the environment or people under all circumstances or that the portfolio companies will not be required to incur additional unforeseen environmental expenditures. In particular, the oil and gas industry, for example, is subject to environmental hazards, such as oil spills, natural gas leaks and ruptures, discharges of petroleum products and hazardous substances and historic disposal activities. These environmental hazards could expose the Fund’s investments to material liabilities for property damages, personal injuries or other environmental harm, including costs of investigating and remediating contaminated properties. Moreover, failure to comply with any regulatory or legal requirements could have a material adverse effect on a portfolio company, and there can be no assurance that portfolio companies will at all times comply with all applicable environmental laws, regulations and permit requirements. Past practices or future operations of portfolio companies could also result in material personal injury or property damage claims. Any noncompliance with these laws and regulations could subject the Fund and its properties to material administrative, civil or criminal penalties or other liabilities. Certain environmental laws and regulations may require that an owner or operator of an asset address prior environmental contamination, which could involve substantial cost. Such laws and regulations often impose liability without regard to whether the owner or operator knew of, or was responsible for, the release or presence of environmental contamination. The Fund may therefore be exposed to substantial risk of loss as a result of environmental claims against portfolio companies. Community and environmental groups may protest about the development or operation of power generation assets which may induce government action to the detriment of the Fund. Some of the most onerous environmental requirements regulate air emissions of pollutants and greenhouse gases; these requirements may particularly affect companies in the energy sector, and in particular in its power generation fragment.
Derivatives Risks.
Generally, derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index, and may relate to individual debt or equity instruments, interest rates, currencies or currency exchange rates, commodities, related indexes and other assets. The Fund may, directly or indirectly, use various derivative instruments including, but not limited to, options contracts, futures contracts, forward contracts, options on futures contracts, indexed securities, credit default swaps, interest rate swaps and other swap agreements primarily for hedging and risk management purposes. The Fund may treat reverse repurchase agreements and similar financing transactions as derivatives. The Fund also may use derivative instruments for investment purposes and/or to approximate or achieve the economic equivalent of an otherwise permitted investment (as if the Fund directly invested in the securities, loans or claims of the subject portfolio company) or if such instruments are related to an otherwise permitted investment. The Fund’s use of derivative instruments involves investment risks and transaction costs to which the Fund would not be subject absent the use of these instruments and, accordingly, may result in losses greater than if they had not been used. The use of derivative instruments may have risks including, among others, leverage risk, market risk, volatility risk, duration mismatch risk, correlation risk, counterparty risk, market liquidity risk, fund liquidity risk and legal and operational risk. When used for hedging or synthetic investment purposes, an imperfect or variable degree of correlation between price movements of the derivative instrument and the underlying investment sought to be hedged or tracked may prevent the Fund from achieving the intended hedging effect or expose the Fund to the risk of loss. Derivative instruments, especially when traded in large amounts by the

Fund or other investors with a concentrated exposure, may not be liquid in all circumstances, so that in volatile markets the Fund may not be able to close out a position without incurring a loss. In addition, daily limits on price fluctuations and speculative position limits on exchanges on which the Fund may conduct its transactions in derivative instruments may prevent prompt liquidation of positions, subjecting the Fund to the potential of greater losses. Exchange-traded derivatives may experience increased settlement risk when trade volumes dramatically increase such that a futures commission merchant or options exchange may not be able to reconcile their positions in the ordinary course. This could cause a delay in calculation of the NAV of the Fund and result in losses. Derivative instruments that may be purchased or sold by the Fund may include instruments not traded on an exchange. Derivative instruments not traded on exchanges are also not subject to the same type of government regulation as exchange traded instruments, and many of the protections afforded to participants in an environment subject to exchange rules in addition to regulation may not be available in connection with such transactions. In addition, significant disparities may exist between “bid” and “asked” prices for derivative instruments that are not traded on an exchange. Additionally, when a company defaults or files for protection from creditors (
e.g.
, U.S. chapter 11 proceedings), the use of derivative instruments presents special risks associated with the potential imbalance between the derivatives market and the underlying securities market. In such a situation, physical certificates representing such securities may be required to be delivered to settle trades and the potential shortage of such actual certificates relative to the number of derivative instruments may cause the price of the actual certificated debt securities to rise, which may adversely affect the holder of such derivative instruments. The risk of nonperformance by the counterparty on such an instrument may be greater and the ease with which the Fund can dispose of or enter into closing transactions with respect to such an instrument may be less than in the case of an exchange traded instrument. The stability and liquidity of derivative investments depend in large part on the creditworthiness of the parties to the transactions. If there is a default by the counterparty to such a transaction, the Fund will under most normal circumstances have contractual remedies pursuant to the agreements related to the transaction. However, exercising such contractual rights may involve delays or costs which could result in a loss to the Fund. Furthermore, there is a risk that any of such counterparties could become insolvent. It should be noted that in purchasing derivative instruments, the Fund typically will not have the right to vote on matters requiring a vote of holders of the underlying investment. Moreover, derivative instruments, and the terms relating to the purchase, sale or financing thereof, are also typically governed by complex legal agreements. As a result, there is a higher risk of dispute over interpretation or enforceability of the agreements. It should also be noted that the regulation of derivatives is evolving in the United States and in other jurisdictions and is expected to increase, which could impact the Fund’s ability to transact in such instruments and the liquidity of such instruments. The Adviser may cause the Fund to take advantage of investment opportunities with respect to derivative instruments that are neither presently contemplated nor currently available, but which may be developed in the future, to the extent such opportunities are both consistent with the Fund’s investment objective and legally permissible. Any such investments may expose the Fund to unique and presently indeterminate risks, the impact of which may not be capable of determination until suc
h inst
ruments are developed and/or the Adviser determines to make such an investment.
Options and Futures Risk.
The Fund may utilize options and futures contracts and
so-called
“synthetic” options or other derivatives written by broker-dealers or other permissible intermediaries. Options transactions may be effected on securities exchanges or in the over-the-counter
(“OTC”) market. When options are purchased OTC, the Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and, in such cases, the Fund may have difficulty closing out its position. OTC options also may include options on baskets of specific securities.
The Fund may purchase call and put options on specific securities, and may write and sell covered or uncovered call and put options for hedging purposes in pursuing its investment objective. A put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security at a stated exercise price, typically at any time prior to the expiration of the option. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security at a stated exercise price, typically at any time prior to the expiration of the option. A covered call option is a call option with respect to which the seller of the option owns the underlying security. The sale of a call option exposes the seller during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or to possible continued holding of a security that might otherwise have been sold to protect against depreciation in the market price of the security. In the sale of a put, losses may be significant and, in the sale of a call, losses can be unlimited.
The Fund may close out a position when writing options by purchasing an option on the same security with the same exercise price and expiration date as the option that it has previously written on the security. In such a case, the Fund will realize a profit or loss if the amount paid to purchase an option is less or more than the amount received from the sale of the option.
Purchasing a futures contract creates an obligation to take delivery of the specific type of financial instrument at a specific future time at a specific price for contracts that require physical delivery, or net payment for cash-settled contracts. Engaging in transactions in futures contracts involves risk of loss to the Fund. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. All terms of futures contracts are set forth in the rules of the exchange on which the futures contracts are traded. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, preventing prompt liquidation of futures positions and potentially subjecting the Fund to substantial losses. Successful use of futures also is subject to the Adviser’s ability to predict correctly the direction of movements in the relevant market, and, to the extent the transaction is entered into for hedging purposes, to determine the appropriate correlation between the transaction being hedged and the price movements of the futures contract. Futures contracts may be subject to price swings in daily settlements with exchanges and clearing houses.
Credit Derivatives.
The Fund may engage in trading or investing in credit derivative contracts, which are contracts that transfer price, spread and/or default risks of debt and other instruments from one party to another, both for bona fide hedging of existing long and short positions, but also for independent profit opportunities. Such instruments may include one or more credits. The market for credit derivatives may be relatively illiquid, and there are considerable risks that may make it difficult either to buy or sell the contracts as needed or at reasonable prices. There are also risks with respect to credit derivatives in determining whether an event will trigger payment under the contract and whether such payment will offset the loss or payment due under another instrument. Generally, a credit event means bankruptcy, a failure to pay, the acceleration of an obligation or modified restructuring of a credit obligation or instrument.
The Fund may be either the buyer or seller in these transactions. If the Fund is a buyer of credit protection and no credit event occurs, the Fund may recover nothing. Worse still, if a credit event occurs, the Fund, as a buyer, typically will receive full notional value for a reference obligation that may have little or no value. Buyers of credit derivatives carry the risk of non-performance
by the seller due to an inability to pay.
As a seller of credit protection, the Fund would typically receive a fixed rate of income throughout the term of the contract, which typically is between one month and five years, provided that no credit event occurs. If a credit event occurs, the seller may pay the buyer the full notional value of the reference obligations. Sellers of credit derivatives carry the inherent price, spread and default risks of the underlying instruments.
Credit default swaps involve greater risks than if the Fund had invested in the reference obligation directly. In addition to general market risks, credit default swaps are subject to liquidity risk and credit risk. A buyer of credit protection also may lose its investment and recover nothing should no credit event occur. If a credit event were to occur, the value of the reference obligation received by the seller, coupled with the periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Fund. Further, in certain circumstances, the buyer can receive the notional value of a credit default swap only by delivering a physical security to the seller, and is at risk if such deliverable security is unavailable or illiquid. Such a delivery “crunch” is a distinct risk of these investments.
The credit derivatives market is a rapidly evolving market. As a result, different participants in the credit derivatives markets may have different practices or interpretations with respect to applicable terms and definitions, and ambiguities concerning such terms or definitions, may be interpreted or resolved in ways that are adverse to the Fund. Additionally, there may be circumstances and market conditions (including the possibility of a large number of buyers of credit default swaps being required to deliver the same physical security in the same time frame) that have not yet been experienced that could have adverse effects on the Fund’s investments.
The regulation of derivatives in the United States and other countries is a rapidly changing area of law and is subject to ongoing modification by governmental and judicial action. Accordingly, the impact of this evolving regulatory regime on the Fund is difficult to predict, but it could be substantial and adverse.

Interest Rate Swaps Risk.
The Fund may enter into interest rate swap agreements with another party to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) to protect itself from interest rate fluctuations. This type of swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to a specified interest rate(s) for a specified amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. Interest rate swap agreements are subject to general market risk, liquidity risk, counterparty risk and int eres
t rate risk.
Corporate Bond Risk.
Corporate bonds are debt obligations issued by corporations and other business entities. Corporate bonds may be either secured or unsecured. Collateral used for secured debt includes real property, machinery, equipment, accounts receivable, stocks, bonds or notes. If a bond is unsecured, it is known as a debenture. Bondholders, as creditors, have a prior legal claim over common and preferred stockholders as to both income and assets of the corporation for the principal and interest due them and may have a prior claim over other creditors if liens or mortgages are involved. Interest on corporate bonds may be fixed or floating, or the bonds may be zero coupons. Interest on corporate bonds is typically paid semi-annually and is fully taxable to the bondholder. Corporate bonds contain elements of both interest-rate risk and credit risk and are subject to the risks associated with other debt securities, among other risks. The market value of a corporate bond generally may be expected to rise and fall inversely with interest rates and may also be affected by the credit rating of the corporation, the corporation’s performance and perceptions of the corporation in the marketplace. Depending on the nature of the seniority provisions, a senior corporate bond may be junior to other credit securities of the issuer. The market value of a corporate bond may be affected by factors directly related to the issuer, such as investors’ perceptions of the creditworthiness of the issuer, the issuer’s financial performance, perceptions of the issuer in the marketplace, performance of management of the issuer, the issuer’s capital structure and use of financial leverage and demand for the issuer’s goods and services. There is a risk that the issuers of corporate bonds may not be able to meet their obligations on interest or principal payments at the time called for by an instrument. Corporate bonds of below investment grade quality are often high risk and have speculative characteristics and may be particularly susceptible to adverse issuer-specific developments.
Counterparty Risk.
The Fund is exposed to the risk that third parties that may owe the Fund, or its issuers, money, securities or other assets will not perform their obligations. These parties include trading counterparties, clearing agents, exchanges, clearing houses, custodians, prime brokers, administrators and other intermediaries. These parties may default on their obligations to the Fund or its issuers, due to bankruptcy, lack of liquidity, operational failure or other reasons. This risk may arise, for example, from entering into swap or other derivative contracts under which counterparties have long-term obligations to make payments to the Fund or its issuers, or executing securities, futures, currency or commodity trades that fail to settle at the required time due to non-delivery
by the counterparty or systems failure by clearing agents, exchanges, clearing houses or other intermediaries. In addition, any of the Fund’s cash held with a prime broker, custodian or counterparty may not be segregated from the prime broker’s, custodian’s or counterparty’s own cash, and the Fund therefore may rank as an unsecured creditor in relation thereto. The inability to recover the Fund’s assets could have a material impact on the performance of the Fund. The consolidation and elimination of counterparties resulting from the disruption in the financial markets has generally increased the concentration of counterparty risk and has decreased the number of potential counterparties.
Payment-in-Kind
(
“
PIK
”
) Income Risk.
The Fund may hold investments that result in PIK interest income or PIK dividends. PIK income creates the risk that incentive fees will be paid to the Adviser based on non-cash
accruals that ultimately may not be realized, while the Adviser will be under no obligation to reimburse the Fund for these fees. PIK income may have a negative impact on liquidity, as it represents a non-cash
component of the Fund’s taxable income that may require cash distributions to shareholders in order to maintain the Fund’s ability to be subject to tax as a RIC. PIK income has the effect of generating investment income at a compounding rate, thereby further increasing the incentive fees payable to the Adviser. Similarly, all things being equal, the deferral associated with PIK income also increases the loan-to-value
ratio at a compounding rate. The market prices of PIK securities generally are more volatile than the market prices of interest-bearing securities and are likely to respond to a greater degree to changes in interest rates than interest-bearing securities having similar maturities and credit quality. Because PIK income results in an increase in the size of the PIK securities held, the Fund’s exposure to potential losses increases when a security pays PIK income.
Other Risks Relating to the Fund
Senior Management Personnel of the Adviser.
Since the Fund has no employees, it depends on the investment expertise, skill and network of business contacts of the Adviser. The Adviser evaluates, n ego
tiates, structures,

executes, monitors and services the Fund’s investments. The Fund’s future success depends to a significant extent on the continued service and coordination of the Adviser and its senior management team. The departure of any members of the Adviser’s senior management team could have a material adverse effect on the Fund’s ability to achieve its investment objective.
The Fund’s ability to achieve its investment objective depends on the Adviser’s ability to identify, analyze, invest in, finance and monitor companies that meet the Fund’s investment criteria. The Adviser’s capabilities in managing the investment process, providing competent, attentive and efficient services to the Fund, and facilitating access to financing on acceptable terms depend on the employment of investment professionals in an adequate number and of adequate sophistication to match the corresponding flow of transactions. To achieve the Fund’s investment objective, the Adviser may need to hire, train, supervise and manage new investment professionals to participate in the Fund’s investment selection and monitoring process. The Adviser may not be able to find investment professionals in a timely manner or at all. Failure to support the Fund’s investment process could have a material adverse effect on the Fund’s business, financial condition and results of operations.
In addition, the Investment Advisory Agreement has termination provisions that allow the parties to terminate the agreements without penalty. The Investment Advisory Agreement may be terminated at any time, without penalty, by the Adviser upon 60 days’ notice to the Fund. If the Investment Advisory Agreement is terminated, it may adversely affect the quality of the Fund’s investment opportunities. In addition, in the event the Investment Advisory Agreement is terminated, it may be difficult for the Fund to replace the Adviser. Furthermore, the termination of the Investment Advisory Agreement may adversely impact the terms of the Fund’s or its subsidiaries’ financing facilities or any financing facility into which the Fund or its subsidiaries may enter in the future, which could have a material adverse effect on the Fund’s business and financial condition.
Key Personnel Risk.
The Adviser depends on the diligence, skill and network of business contacts of certain professionals. The Adviser also depends, to a significant extent, on access to other investment professionals and the information and deal flow generated by these investment professionals in the course of their investment and portfolio management activities. The Fund’s success depends on the continued service of such personnel. The investment professionals associated with the Adviser are actively involved in other investment activities not concerning the Fund and will not be able to devote all of their time to the Fund’s business and affairs. The departure of any of the senior managers of the Adviser, or of a significant number of the investment professionals or partners of the Adviser’s affiliates, could have a material adverse effect on the Fund’s ability to achieve its investment objective. Individuals not currently associated with the Adviser may become associated with the Fund and the performance of the Fund may also depend on the experience and expertise of such individuals. In addition, there is no assurance that the Adviser will remain the Fund’s investment adviser or that the Adviser will continue to have access to the investment professionals and partners of its affiliates and the information and deal flow generated by the investment professionals of its affiliates.
Carlyle
Relationships.
The Fund expects that Carlyle will depend on its existing relationships with private equity sponsors, investment banks and commercial banks, and the Fund expects to rely to a significant extent upon these relationships for purposes of potential investment opportunities. If Carlyle fails to maintain its existing relationships or develop new relationships with other sources or sponsors of investment opportunities, the Fund may not be able to expand its investment portfolio. In addition, individuals with whom Carlyle has relationships are not obligated to provide the Fund with investment opportunities and, therefore, there is no assurance that such relationships will generate investment opportunities for the Fund.
The Adviser’s Incentive Fee Risk.
The Investment Advisory Agreement entitles the Adviser to receive incentive compensation on income regardless of any capital losses. In such case, the Fund may be required to pay the Adviser incentive compensation for a fiscal quarter even if there is a decline in the value of the Fund’s portfolio or if the Fund incurs a net loss for that quarter.
Any Incentive Fee payable by the Fund that relates to its net investment income may be computed and paid on income that may include interest that has been accrued but not yet received. If a portfolio company defaults on a loan that is structured to provide accrued interest, it is possible that accrued interest previously included in the calculation of the Incentive Fee will become uncollectible. The Adviser is not under any obligation to reimburse the Fund for any part of the Incentive Fee it received that was based on accrued income that the Fund never received as a result of a default by an entity on the obligation that resulted in the accrual of such income, and such circumstances would result in the Fund’s paying an Incentive Fee on income it never received.
The Incentive Fee payable by the Fund to the Adviser may create an incentive for it to make investments on the Fund’s behalf that are risky or more speculative than would be the case in the absence of such compensation arrangement. The way in which the Incentive Fee payable to the Adviser is determined may encourage it to use leverage to increase the return on the Fund’s investments. In addition, the fact that the Management Fee is payable based upon the Fund’s Managed Assets, which would include any borrowings for investment purposes, may encourage the Adviser to use leverage to make additional investments. Under certain circumstances, the use of leverage may increase the likelihood of default, which would disfavor Shareholders. Such a practice could result in the Fund’s investing in more speculative securities than would otherwise be in its best interests, which could result in higher investment losses, particularly during cyclical economic downturns.
Shares Not Listed; No Market for Shares.
The Fund has been organized as a
closed-end
management investment company.
Closed-end
funds differ from
open-end
management investment companies (commonly known as mutual funds) because investors in a closed-end
fund do not have the right to redeem their shares on a daily basis. Unlike most closed-end
funds, which typically list their shares on a securities exchange, the Fund does not currently intend to list the Shares for trading on any securities exchange, and the Fund does not expect any secondary market to develop for the Shares in the foreseeable future. Therefore, an investment in the Fund, unlike an investment in a typical closed-end
fund, is not a liquid investment.
Closed-end
Interval Fund; Liquidity Risks.
The Fund is a diversified,
closed-end
management investment company structured as an “interval fund” and designed primarily for long-term investors. The Fund is not intended to be a typical traded investment. There is no secondary market for the Fund’s Shares and the Fund expects that no secondary market will develop. An investor should not invest in the Fund if the investor needs a liquid investment.
Closed-end
funds differ from
open-end
management investment companies, commonly known as mutual funds, in that investors in a closed-end
fund do not have the right to redeem their shares on a daily basis at a price based on NAV. Although the Fund, as a fundamental policy, will make quarterly offers to repurchase between 5% and 25% of its outstanding Shares at NAV, the number of Shares tendered in connection with a repurchase offer may exceed the number of Shares the Fund has offered to repurchase, in which case not all of your Shares tendered in that offer will be repurchased. In connection with any given repurchase offer, it is likely that the Fund may offer to repurchase only the minimum amount of 5% of its outstanding Shares. Hence, you may not be able to sell your Shares when and/or in the amount that you desire.
Competition for Investment Opportunities.
The Fund competes for investments with other
closed-end
funds and investment funds, as well as traditional financial services companies such as commercial banks and other sources of funding. Moreover, alternative investment vehicles, such as hedge funds, have begun to invest in areas in which they have not traditionally invested. As a result of these new entrants, competition for investment opportunities may intensify. Many of the Fund’s competitors are substantially larger and may have considerably greater financial, technical and marketing resources than the Fund. For example, some competitors may have a lower cost of capital and access to funding sources that are not available to the Fund. In addition, some of the Fund’s competitors may have higher risk tolerances or different risk assessments than it has. These characteristics could allow the Fund’s competitors to consider a wider variety of investments, establish more relationships and pay more competitive prices for investments than it is able to do. The Fund may lose investment opportunities if it does not match its competitors’ pricing. If the Fund is forced to match its competitors’ pricing, it may not be able to achieve acceptable returns on its investments or may bear substantial risk of capital loss. A significant increase in the number and/or the size of the Fund’s competitors could force it to accept less attractive investment terms. Furthermore, many of the Fund’s competitors have greater experience operating under, or are not subject to, the regulatory restrictions that
the 1940 Act imposes on it as a
closed-end
fund.
“Best-Efforts” Offering Risk.
This offering is being made on a best efforts basis, whereby the Distributor is only required to use its best efforts to sell the Shares and has no firm commitment or obligation to purchase any of the Shares. To the extent that less than the maximum offering amount is subscribed for, the opportunity for the allocation of the Fund’s investments among various issuers and industries may be decreased, and the re tur
ns achieved on those investments may be reduced as a result of allocating all of the Fund’s expenses over a smaller capital base.

Inadequate Return Risk.
No assurance can be given that the returns on the Fund’s investments will be commensurate
with the risk of investment in its Shares.
Inadequate Network of Broker-Dealer Risk.
The success of the Fund’s continuous public offering, and correspondingly the Fund’s ability to implement its investment objective and strategies, depends upon the ability of the Distributor to establish, operate and maintain a network of selected broker-dealers to sell the Shares. If the Distributor fails to perform, the Fund may not be able to raise adequate proceeds through the Fund’s continuous public offering to implement the Fund’s investment objective and strategies. If the Fund is unsuccessful in implementing its investment objective and strategies, an investor could lose all or a part of his or her investment in the Fund.
Registration under the U.S. Commodity Exchange Act.
Registration with the Commodity Futures Trading Commission as a “commodity pool operator” or any change in the Fund’s operations necessary to maintain the Adviser’s ability to rely upon exemption from registration as such could adversely affect the Fund’s ability to implement its investment program, conduct its operations and/or achieve its objective and subject the Fund to certain additional costs, expenses and administrative burdens.
Repurchase Offers Risks.
As described under “Share Repurchase Program,” the Fund is an “interval fund” and, to provide some liquidity to Shareholders, makes quarterly offers to repurchase between 5% and 25% of its outstanding Shares at NAV, pursuant to
Rule 23c-3
under the 1940 Act. The Fund believes that these repurchase offers are generally beneficial to the Fund’s Shareholders, and generally are funded from available cash or sales of portfolio securities. However, the repurchase of Shares by the Fund decreases the assets of the Fund and, therefore, may have the effect of increasing the Fund’s expense ratios. Repurchase offers and the need to fund repurchase obligations may also affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities, and may limit the ability of the Fund to participate in new investment opportunities. If the Fund uses leverage, repurchases of Shares may compound the adverse effects of leverage in a declining market. In addition, if the Fund borrows money to finance repurchases, interest on that borrowing will negatively affect Shareholders who do not tender their Shares by increasing Fund expenses and reducing any net investment income. Certain Shareholders may from time to time own or control a significant percentage of the Fund’s Shares. Repurchase requests by these Shareholders of these Shares of the Fund may cause repurchases to be oversubscribed, with the result that Shareholders may only be able to have a portion of their Shares repurchased in connection with any repurchase offer. If a repurchase offer is oversubscribed and the Fund determines not to repurchase additional Shares beyond the repurchase offer amount, or if Shareholders tender an amount of Shares greater than that which the Fund is entitled to purchase, the Fund will repurchase the Shares tendered on a pro rata basis, and Shareholders will have to wait until the next repurchase offer to make another repurchase request. Shareholders will be subject to the risk of NAV fluctuations during that period. Thus, there is also a risk that some Shareholders, in anticipation of proration, may tender more Shares than they wish to have repurchased in a particular quarterly period, thereby increasing the likelihood that proration will occur. The NAV of Shares tendered in a repurchase offer may fluctuate between the date a Shareholder submits a repurchase request and the Repurchase Request Deadline, and to the extent there is any delay between the Repurchase Request Deadline and the Repurchase Pricing Date. The NAV on the Repurchase Request Deadline or the Repurchase Pricing Date may be higher or lower than on the date a Shareholder submits a repurchase request. See “Share Repurchase Program.”
Distribution Payment Risk.
The Fund cannot assure investors that the Fund will achieve investment results that will allow the Fund to make a specified level of cash distributions or year-to-year
increases in cash distributions. All distributions will be paid at the discretion of the Board and may depend on the Fund’s earnings, the Fund’s net investment income, the Fund’s financial condition, maintenance of the Fund’s RIC status, compliance with applicable regulations and such other factors as the Board may deem relevant from time to time.
In the event that the Fund encounters delays in locating suitable investment opportunities, all or a substantial portion of the Fund’s distributions may constitute a return of capital to Shareholders. To the extent that the Fund pays distributions that constitute a return of capital for U.S. federal income tax purposes, it will lower an investor’s tax basis in his or her Shares. A return of capital generally is a return of an investor’s investment, rather than a return of earnings or gains derived from the Fund’s investment activities, and generally results in a reduction of the tax basis in the Shares. As a result of such reduction in tax basis, Shareholders may be subject to tax in connection with the sale of Fund Shares, even if such Shares are sold at a loss relative to the Shareholder’s original investment.

Risks Associated with the Fund Distribution Policy.
The Fund intends to make regular distributions. Currently, in order to maintain a relatively stable level of distributions, the Fund may pay out less than all of its net investment income to the extent consistent with maintaining its ability to be subject to tax as a RIC under the Code, pay out undistributed income from prior months, return capital in addition to current period net investment income or borrow money to fund distributions. The distributions for any full or partial calendar year might not be made in equal amounts, and one distribution may be larger than the other. The Fund will make a distribution only if authorized by the Board and declared by the Fund out of assets legally available for these distributions. This distribution policy may, under certain circumstances, have certain adverse consequences to the Fund and its Shareholders because it may result in a return of capital, which would reduce the NAV of the Shares and, over time, potentially increase the Fund’s expense ratios. If a distribution constitutes a return of capital, it means that the Fund is returning to Shareholders a portion of their investment rather than making a distribution that is funded from the Fund’s earned income or other profits. The Fund’s distribution policy may be changed at any time by the Board.
There is a possibility that the Fund may make total distributions during a calendar or taxable year in an amount that exceeds the Fund’s net investment company taxable income and net capital gains for the relevant taxable year. In such situations, if a distribution exceeds the Fund’s current and accumulated earnings and profits (as determined for U.S. federal income tax purposes), a portion of each distribution paid with respect to such taxable year would generally be treated as a return of capital for U.S. federal income tax purposes, thereby reducing the amount of a Shareholder’s tax basis in such Shareholder’s Fund Shares. When a Shareholder sells Fund Shares, the amount, if any, by which the sales price exceeds the Shareholder’s tax basis in Fund Shares may be treated as a gain subject to tax. Because a return of capital reduces a Shareholder’s tax basis in Fund Shares, it generally will increase the amount of such Shareholder’s gain or decrease the amount of such Shareholder’s loss when such Shareholder sells Fund Shares. To the extent that the amount of any return of capital distribution exceeds a Shareholder’s tax basis in Fund Shares, such excess generally will be treated as gain from a sale or exchange of the Shares.
If the Fund elects to issue preferred Shares and/or notes or other forms of indebtedness, its ability to make distributions to its Shareholders may be limited by the asset coverage requirements and other limitations imposed by the 1940 Act and the terms of the Fund’s preferred Shares, notes or other indebtedness.
Tax Risk Associated with Fund Distributions.
Even if a shareholder chooses to “opt out” of the DRP, the Fund will have the ability to declare a large portion of a dividend in shares of its common stock instead of in cash in order to satisfy its RIC requirements. As long as a portion of this dividend is paid in cash and certain requirements are met, the entire distribution will be treated as a dividend for U.S. federal income tax purposes. As a result, a shareholder generally will be subject to tax on 100% of the fair market value of the dividend on the date the dividend is received by the stockholder in the same manner as a cash dividend, even though most of the dividend was paid in shares of common stock.
Investment Dilution Risk.
The Fund’s investors do not have preemptive rights to any Shares the Fund may issue in the future. The Fund’s amended and restated declaration of trust (the “Declaration of Trust”) authorizes it to issue an unlimited number of Shares. The Board may make certain amendments to the Declaration of Trust. After an investor purchases Shares, the Fund may sell additional Shares in the future or issue equity interests in private offerings. To the extent the Fund issues additional equity interests after an investor purchases its Shares, such investor’s percentage ownership interest in the Fund will be diluted.
Anti-Takeover Risk.
The Declaration of Trust and bylaws, as well as certain statutory and regulatory requirements, contain certain provisions that may have the effect of discouraging a third party from attempting to acquire it. Subject to the limitations of the 1940 Act, the Board may, without Shareholder action, authorize the issuance of Shares in one or more classes or series, including preferred Shares; and the Board may, without Shareholder action, make certain amendments to the Declaration of Trust. These anti-takeover provisions may inhibit a change of control in circumstances that could give Shareholders the opportunity to realize a premium over the value of the Shares.
Conflicts of Interest Risk.
The Adviser is an entity in which the Fund’s Interested Trustee, officers and members of the investment committee of the Adviser may have indirect ownership and economic interests. Certain of the Fund’s Trustees and officers and members of the investment committee of the Adviser also serve as officers or principals of other investment managers affiliated with the Adviser that currently, and may in the future, manage investment funds with investment objectives similar to the Fund’s investment objective. In addition, certain of the Fund’s officers and Trustees and the members of the investment committee of the Adviser serve or may serve as officers, trustees or principals of entities that operate in the same or related line of business as the Fund does or of investment funds managed by the Fund’s affiliates. Accordingly, the Fund may not be made aware of and/or given the opportunity to participate in certain investments made by investment funds managed by advisers affiliated with the Adviser. H owe
ver, the Adviser intends to allocate investment opportunities in a fair and equitable manner in accordance with the Adviser’s investment allocation policy, consistent with each fund’s or separate account’s investment objective and strategies and legal and regulatory requirements.
Potential Conflicts of Interest Risk—Allocation of Investment Opportunities.
The Adviser has adopted allocation procedures that are intended to treat each fund they advise in a manner that, over a period of time, is fair and equitable. The Adviser and its affiliates currently provide investment advisory and administration services and may provide in the future similar services to other entities (collectively, “Advised Funds”). Certain existing Advised Funds have, and future Advised Funds may have, investment objectives similar to those of the Fund, and such Advised Funds will invest in asset classes similar to those targeted by the Fund. Certain other existing Advised Funds do not, and future Advised Funds may not, have similar investment objectives, but such funds may from time to time invest in asset classes similar to those targeted by the Fund. The Adviser will endeavor to allocate investment opportunities in a fair and equitable manner, and in any event consistent with any fiduciary duties owed to the Fund and other clients and in an effort to avoid favoring one client over another and taking into account all relevant facts and circumstances, including (without limitation): (i) differences with respect to available capital, size of client, and remaining life of a client; (ii) differences with respect to investment objectives or current investment strategies, including regarding: (a) current and total return requirements, (b) emphasizing or limiting exposure to the security or type of security in question, (c) diversification, including industry or company exposure, currency and jurisdiction, or (d) rating agency ratings; (iii) differences in risk profile at the time an opportunity becomes available; (iv) the potential transaction and other costs of allocating an opportunity among various clients; (v) potential conflicts of interest, including whether a client has an existing investment in the security in question or the issuer of such security; (vi) the nature of the security or the transaction, including minimum investment amounts and the source of the opportunity; (vii) current and anticipated market and general economic conditions; (viii) existing positions in a borrower/loan/security; and (ix) prior positions in a borrower/loan/security. Nevertheless, it is possible that the Fund may not be given the opportunity to participate in certain investments made by investment funds managed by investment managers affiliated with the Adviser.
In the event investment opportunities are allocated among the Fund and the other Advised Funds, the Fund may not be able to structure its investment portfolio in the manner desired. Furthermore, the Fund and the other Advised Funds may make investments in securities where the prevailing trading activity may make impossible the receipt of the same price or execution on the entire volume of securities purchased or sold by the Fund and the other Advised Funds. When this occurs, the various prices may be averaged, and the Fund will be charged or credited with the average price. Thus, the effect of the aggregation may operate on some occasions to the disadvantage of the Fund. In addition, under certain circumstances, the Fund may not be charged the same commission or commission equivalent rates in connection with a bunched or aggregated order.
It is likely that the other Advised Funds may make investments in the same or similar securities at different times and on different terms than the Fund. The Fund and the other Advised Funds may make investments at different levels of a borrower’s capital structure or otherwise in different classes of a borrower’s securities, to the extent permitted by applicable law. Such investments may inherently give rise to conflicts of interest or perceived conflicts of interest between or among the various classes of securities that may be held by such entities. Conflicts may also arise because portfolio decisions regarding the Fund may benefit the other Advised Funds. For example, the sale of a long position or establishment of a short position by the Fund may impair the price of the same security sold short by (and therefore benefit) one or more Advised Funds, and the purchase of a security or covering of a short position in a security by the Fund may increase the price of the same security held by (and therefore benefit) one or more Advised Funds.
Applicable law, including the 1940 Act, may at times prevent the Fund from being able to participate in investments that it otherwise would participate in, and may require the Fund to dispose of investments at a time when it otherwise would not dispose of such investment, in each case, in order to comply with applicable law.

The 1940 Act contains prohibitions and restrictions relating to certain transactions between registered investment companies and certain affiliates (including any investment advisers or sub-advisers),
principal underwriters and certain affiliates of those affiliates or underwriters. Because the Fund is a registered investment company, the Fund is not generally permitted to make loans to companies controlled by the Adviser or other funds managed by the Adviser or its affiliates, including Carlyle. The Fund is also not permitted to make any co-investments
with Carlyle or its affiliates (including any fund managed by Carlyle or its affiliates) without exemptive relief from the SEC, subject to certain exceptions. The SEC has granted exemptive relief that permits the Fund and certain present and future funds advised by Carlyle-controlled investment advisers to co-invest
in suitable negotiated investments.
Co-investments
made under the exemptive relief are subject to compliance with the conditions and other requirements contained in the exemptive relief, which could limit the Fund’s ability to participate in a co-investment
transaction.
The Adviser, its affiliates and their clients may pursue or enforce rights with respect to a borrower in which the Fund has invested, and those activities may have an adverse effect on the Fund. As a result, prices, availability, liquidity and terms of the Fund’s investments may be negatively impacted by the activities of the Adviser and its affiliates or their clients, and transactions for the Fund may be impaired or effected at prices or terms that may be less favorable than would otherwise have been the case.
The Adviser may have a conflict of interest in deciding whether to cause the Fund to incur leverage or to invest in more speculative investments or financial instruments, thereby potentially increasing the management and incentive fee payable by the Fund and, accordingly, the fees received by the Adviser. Certain other Advised Funds pay the Adviser or its affiliates greater performance-based compensation, which could create an incentive for the Adviser or an affiliate to favor such investment fund or account over the Fund.
Potential Conflicts of Interest Risk—Allocation of Personnel.
The Fund’s executive officers and Trustees, and the employees of the Adviser, serve or may serve as officers, directors or principals of entities that operate in the same or a related line of business as the Fund or of investment funds or accounts managed by the Adviser or its affiliates. As a result, they may have obligations to investors in those entities, the fulfillment of which might not be in the best interests of the Fund or its Shareholders. Additionally, certain personnel of the Adviser and their management may face conflicts in their time management and commitments.
Potential Conflicts of Interest Risk—Lack of Information Barriers.
By reason of the various activities of the Adviser and its affiliates, the Adviser and such affiliates may acquire confidential or material non-public
information or otherwise be restricted from purchasing certain potential Fund investments that otherwise might have been purchased or be restricted from selling certain Fund investments that might otherwise have been sold at the time.
Portfolio Fair Value Risk.
Under the 1940 Act, the Fund is required to carry its portfolio investments at market value or, if there is no readily available market value, at fair value. There is not a public market for the securities of the privately held companies in which the Fund may invest. Many of the Fund’s investments are not exchange-traded, but are, instead, traded on a privately negotiated OTC secondary market for institutional investors. The Adviser, as valuation designee, is responsible for the valuation of the Fund’s portfolio investments and implementing the portfolio valuation process set forth in the Adviser’s and the Fund’s valuation policy. Valuations of Fund investments are disclosed quarterly in reports publicly filed with the SEC. See “Determination of Net Asset Value.”
A high proportion of the Fund’s investments relative to its total investments are valued at fair value. Certain factors that may be considered in determining the fair value of the Fund’s investments include dealer quotes for securities traded on the OTC secondary market for institutional investors, the nature and realizable value of any collateral, the portfolio company’s earnings and its ability to make payments on its indebtedness, the markets in which the portfolio company does business, comparison to selected publicly-traded companies, discounted cash flow and other relevant factors. The factors and methodologies used for the valuation of such securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can realize the fair value assigned to a security if it were to sell the security. Such valuations, and particularly valuations of private securities and private companies, are inherently uncertain, and they often reflect only periodic information received by the Adviser about such companies’ financial condition and/or business operations, which may be on a lagged basis and can be based on estimates. Determinations of fair value may differ materially from the values that would have been used if an exchange-traded market for these securities existed. Investments in private companies are typically governed by privately negotiated credit agreements and covenants, and reporting requirements contained in the agreements may result in a delay in reporting their financial position to lenders, which in turn may result in the Fund’s investments being valued on the basis of this reported information. Further, the Fund is offered on a daily basis and calculates a daily NAV per Share. The Adviser seeks to evaluate on a daily basis material information about the Fund’s portfolio companies; however, for the reasons noted herein, the Adviser may not be able to acquire and/or evaluate properly such information on a daily basis. Due to these various factors, the Adviser’s fair value determinations could cause the Fund’s NAV on a valuation day to materially differ from what it would have been had such information been fully incorporated. As a result, investors who purchase shares may receive more or less shares and investors who tender their shares may
receive more or less cash proceeds than they otherwise would receive.
Portfolio Turnover Risk.
The Fund’s annual portfolio turnover rate may vary greatly from year to year, as well as within a given year. However, portfolio turnover rate is not considered a limiting factor in the execution of investment decisions for the Fund. High portfolio turnover may result in the realization of net short-term capital gains by the Fund which, when distributed to the Fund and, ultimately, Shareholders, will be taxable as ordinary income. In addition, a higher portfolio turnover rate results in correspondingly greater brokerage commissions and other transactional expenses that are borne by the Fund.
Artificial Intelligence Risks.
As computing technology and data analytics advance, there has been a trend towards machine driven and artificially intelligent trading systems, particularly with respect to increasing levels of autonomy in trading decision capabilities. Regulators of financial markets have become increasingly focused on the potential impact of artificial intelligence (“AI”) on investment activities and may issue regulations that affect the use of artificial technology in trading activities. Any such regulations may not have the effect on financial markets that regulators intend. The use of AI and machine learning technologies (collectively, “AI Technologies”), and the overall adoption of AI Technologies throughout society, create opportunities for the Fund and its portfolio companies, as well as new and unpredictable competitive, operational, legal, and regulatory risks. The Fund uses, and plans to expand its use of, AI Technologies in connection with its business and investment activities. The Fund’s portfolio companies and investments also use such technologies, including, but not limited to, automation of operational tasks, identification of investment opportunities, investment due diligence, and investment decision-making. The Fund and its portfolio companies continue to evaluate the rapidly evolving landscape of AI Technologies. Actual use of AI Technologies varies across the Fund’s business, funds and portfolio companies, and investments. While the Fund expects, from time to time, to adopt and adjust usage policies and procedures governing the use of AI Technologies by its personnel, there is a risk of misuse of such AI Technologies, failure of such AI Technologies to be available or to perform, or the introduction of inaccurate, biased or otherwise fault outputs and security vulnerabilities, such as data leakage, which may go undetected on account of use of such AI Technologies, any of which could cause a material harm to the Fund or its portfolio companies. In addition, some of the Fund’s competitors may be more successful than we are in the development and implementation of new technologies, including services and platforms based on artificial intelligence to address investor demands or improve operations. If the Fund is unable to adequately advance its capabilities in these areas, or does so at a slower pace than others in the industry, the Fund may be at a competitive disadvantage. Similarly, if the Fund’s portfolio companies are unable to effectively adopt or implement AI Technologies, or lag behind their competitors in doing so, their competitive positions and business prospects may be negatively affected, which could adversely impact the value of the Fund’s investments.
The increasingly widespread use of AI by issuers and market participants and investments in such technologies by issuers may significantly impact the economy, financial markets and issuers. Malicious actors may also use AI for fraud, hacking, or market manipulation. Issuers that engage in
AI-related
businesses or that increasingly use these technologies are particularly susceptible to the risks associated with AI and its rapid and unpredictable evolution, including (but not limited to) market and business risks, technology and product risks, cybersecurity and data security risks, and intellectual property risks.
Cybersecurity Risks.
Cybersecurity incidents and cyber-attacks have been occurring globally at a more frequent and severe level and will likely continue to increase in frequency in the future. The Adviser faces various security threats on a regular basis, including ongoing cyber security threats to and attacks on its information technology infrastructure that are intended to gain access to its proprietary information, destroy data or disable, degrade or sabotage its systems. These security threats could originate from a wide variety of sources, including unknown third parties outside of the Adviser. Recent geopolitical tensions may have increased the scale and sophistication of deliberate cyber attacks and other disruptions, particularly from nation-states or entities with nation-state backing.

Although the Adviser is not currently aware that it has been subject to cyber attacks or other cyber incidents which, individually or in the aggregate, have materially affected its operations or financial condition, there can be no assurance that the various procedures and controls utilized to mitigate these threats will be sufficient to prevent disruptions to its systems.
The Adviser’s and issuers’ information and technology systems may be vulnerable to damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons and security breaches, usage errors by their respective professionals, power outages and catastrophic events, such as fires, tornadoes, floods, hurricanes and earthquakes, man-made
disasters and acts of terrorism.
In addition, the Fund will heavily rely on the Adviser’s and third parties’ financial, accounting, information and other data processing systems. Any failure or interruption of those systems, including as a result of the termination of an agreement with any third-party service providers, could cause delays or other problems in its activities. If any of these systems do not operate properly or are disabled for any reason or if there is any unauthorized disclosure of data, whether as a result of tampering, a breach of its network security systems, a cyber-incident or attack or otherwise, the Fund and/or the Adviser could suffer substantial financial loss, increased costs, a disruption of its businesses, liability to its investors, regulatory intervention or reputational damage. In addition, the Adviser operates in a business that is highly dependent on information systems and technology. The information systems and technology, which may include cloud-based technology and AI systems and operations, that the Adviser relies on may not continue to be able to accommodate their growth, and the cost of maintaining such systems may increase from its current level. Such a failure to accommodate growth, or an increase in costs related to such information systems, could have a material adverse effect on the Fund and/or the Adviser.
A cybersecurity incident could have numerous material adverse effects, including on the operations, liquidity and financial condition of the Fund. Cyber threats and/or incidents or sudden market, operational, technological (including widespread system outage or faulty updates to software applications) or other disruptions could cause financial costs from the theft of Fund assets (including proprietary information and intellectual property) as well as numerous unforeseen costs including, but not limited to: litigation costs, preventative and protective costs, remediation costs and costs associated with reputational damage, any one of which, could be materially adverse to the Fund. There can be no guarantee that the Fund will be able to prevent or mitigate such incidents. If systems and measures to manage risks relating to these types of events, are compromised, become inoperable for extended periods of time or cease to function properly, the Adviser, the Fund and/or an issuer may have to make a significant investment to fix or replace them. The failure of these systems and/or of disaster recovery plans for any reason could cause significant interruptions in the Adviser’s, the Fund’s and/or an issuer’s operations and result in a failure to maintain the security, confidentiality or privacy of sensitive data, including personal information relating to investors (and the beneficial owners of investors).
In addition, the Fund or the Adviser may not be in a position to verify the risks or reliability of third parties with which the Fund’s and the Adviser’s operations interface with and/or depend on third parties, including the Fund’s administrator and other service providers. The Fund may suffer adverse consequences from actions, errors or failure to act by such third parties, and will have obligations, including indemnity obligations, and limited recourse against them. Additionally, technological developments such as the use of cloud-based service providers and/or services and the integration of artificial intelligence in systems and operations create new risks, which can be difficult to assess and anticipate. For example, the Fund’s service providers and market participants on which the Fund relies may use AI (such as machine learning or generative AI) and similar technologies in the provision of services to the Fund and its operations generally. Such use may subject these service providers and market participants and, in turn, their services and operations to increased risks associated with such technologies, including risk of errors, cyber security, data protection and information technology risk, operational risk, and legal, regulatory and compliance risk. In addition, any controls in place designed to mitigate such risks may be ineffective and the use of these technologies may change over time, which may present new risks and vulnerabilities. As a result, the Fund may experience adverse consequences, such as operational errors, from such use of AI and similar technologies.
Risks Relating to Fund’s RIC Status.
Although the Fund has elected, and intends to qualify annually, to be treated as a RIC under Subchapter M of the Code, no assurance can be given that the Fund will be able to qualify for and maintain RIC status. If the Fund qualifies as a RIC under the Code, the Fund generally will not be subject to corporate-level U.S. federal income taxes on its income and capital gains that are timely distributed (or deemed distributed) as dividends for U.S. federal income tax purposes to its Shareholders. To qualify as a RIC under the Code and to be relieved of federal taxes on income and gains distributed as dividends for U.S. federal income tax purposes to the

Fund’s Shareholders, the Fund must, among other things, meet certain specified source-of-income,
asset diversification and distribution requirements. The distribution requirement for a RIC is satisfied if the Fund distributes dividends each tax year for U.S. federal income tax purposes of an amount generally at least equal to 90% of the sum of its net ordinary income and net short-term capital gains in excess of net long-term capital losses, if any, to the Fund’s
Shareholders
.
RIC-Related
Risks of Investments Generating
Non-Cash
Taxable Income.
Certain of the Fund’s investments will require the Fund to recognize taxable income in a tax year in excess of the cash generated on those investments during that year. In particular, the Fund expects to invest in loans and other debt instruments that will be treated as having “market discount” and/or original issue discount (“OID”) (such as debt instruments with PIK interest or, in certain cases, increasing interest rates or issued with equity or warrants) for U.S. federal income tax purposes. Because the Fund may be required to recognize income in respect of these investments before, or without receiving, cash representing such income (
e.g.
, PIK interest), the Fund may have difficulty satisfying the annual distribution requirements applicable to RICs and avoiding Fund-level U.S. federal income and/or excise taxes. Accordingly, the Fund may be required to sell assets, including at potentially disadvantageous times or prices, raise additional debt or equity capital, make taxable distributions of Shares or debt securities, or reduce new investments, to obtain the cash needed to make these income distributions. If the Fund liquidates assets to raise cash, the Fund may realize additional gain or loss on such liquidations. In the event the Fund realizes additional net capital gains from such liquidation transactions, Shareholders may receive larger capital gain distributions than it or they would in the absence of such transactions.
Instruments that are treated as having OID for U.S. federal income tax purposes may have unreliable valuations because their continuing accruals require judgments about the collectability of the deferred payments and the value of any collateral. Loans that are treated as having OID generally represent a significantly higher credit risk than coupon loans. Accruals on such instruments may create uncertainty about the source of Fund distributions to Shareholders. OID creates the risk of non-refundable
cash payments to the Adviser based on accruals that may never be realized. In addition, the deferral of PIK interest also reduces a loan’s loan-to-value
ratio at a compounding rate.
Uncertain Tax Treatment.
The Fund may invest a portion of its Net Assets in below investment grade instruments. Investments in these types of instruments may present special tax issues for the Fund. U.S. federal income tax rules are not entirely clear about issues such as when the Fund may cease to accrue interest, OID or market discount, when and to what extent deductions may be taken for bad debts or worthless instruments, how payments received on obligations in default should be allocated between principal and income and whether exchanges of debt obligations in a bankruptcy or workout context are taxable. These and other issues will be addressed by the Fund to the extent necessary in connection with the Fund’s intention to distribute sufficient income each tax year to minimize the risk that it becomes subject to U.S. federal income or exci
se tax.

Effects of Leverage [Text Block]
Effects of Leverage
. The table below assumes that the Fund’s c
ont
inued
us
e of Preferred Shares represents approximately 14.67% of the Fund’s Managed Assets, borrowings represent approximately 15.41% of the Fund’s

Managed Assets as of March 31, 2026 and the Fund bears expenses relating to such Preferred Shares and borrowings at annual effective interest rates of 6.11% and 6.06%, respectively (based on dividend rates for such Preferred Shares and interest rates for such borrowings as of a recent date). The table below also assumes that the annual return that the Fund’s portfolio must experience (net of expenses not related to Preferred Shares or borrowings) in order to cover the costs of such leverage would be approximately 2.14%. These figures are estimates based on current market conditions, used for illustration purposes only. Actual expenses associated with Preferred Shares and borrowings used by the Fund may vary frequently and may be significantly higher or lower than the rate used for the example above.
The following table is furnished in response to requirements of the SEC. It is designed to illustrate the effects of the Fund’s leverage due to senior securities on corresponding Share total return, assuming investment portfolio total returns (consisting of income and changes in the value of investments held in the Fund’s portfolio)
of -10%, -5%, 0%,
5% and 10%. These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of the investment portfolio returns expected to be experienced by the Fund. Your actual returns may be greater or less than those appearing below.

Assumed Return on Portfolio (Net of Expenses not related to Preferred Shares or borrowings)	(10.00)%	(5.00)%	—%	5.00%	10.00%
Corresponding Share Total Return	(17.36)%	(10.21)%	(3.06)%	4.09%	11.24%

Effects of Leverage [Table Text Block]

Assumed Return on Portfolio (Net of Expenses not related to Preferred Shares or borrowings)	(10.00)%	(5.00)%	—%	5.00%	10.00%
Corresponding Share Total Return	(17.36)%	(10.21)%	(3.06)%	4.09%	11.24%

Return at Minus Ten [Percent]		(17.36%)
Return at Minus Five [Percent]		(10.21%)
Return at Zero [Percent]		(3.06%)
Return at Plus Five [Percent]		4.09%
Return at Plus Ten [Percent]		11.24%
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]
DESCRIPTION OF CAPITAL STRUCTURE
The following description is based on relevant portions of the Delaware Statutory Trust Act, as amended, and on the Declaration of Trust and bylaws. This summary is not intended to be complete. Please refer to the Delaware Statutory Trust Act, as amended, and the Declaration of Trust and bylaws, copies of which have been filed as exhibits to the registration statement of which this prospectus forms a part, for a more detailed description of the provisions summarized below.
Shares of Beneficial Interest
The Declaration of Trust authorizes the Fund’s issuance of an unlimited number of common shares of beneficial interest, par value $0.001 per share. There is currently no market for Shares and the Fund does not expect that a market for Shares will develop in the foreseeable future. Pursuant to the Declaration of Trust and as permitted by Delaware law, Shareholders are entitled to the same limitation of personal liability extended to stockholders of private corporations organized for profit under the General Corporation Law of the State of Delaware, as amended (the “DGCL”) and therefore generally will not be personally liable for the Fund’s debts or obligations.
Shares
Under the terms of the Declaration of Trust, all Shares, when consideration for Shares is received by the Fund, will be fully paid and nonassessable. Distributions may be paid to Shareholders if, as and when authorized and declared by the Board. Shares will have no preference, preemptive, appraisal, conversion, exchange or redemption rights, and will be freely transferable, except where their transfer is restricted by law or contract. The Declaration of Trust provides that the Board shall have the power to repurchase or redeem Shares. In the event of the Fund’s dissolution, after the Fund pays or adequately provides for the payment of all claims and obligations of the Fund, and upon the receipt of such releases, indemnities and refunding agreements deemed necessary by the Board, each Share will be entitled to receive, according to its respective rights, a pro rata
portion of the Fund’s assets available for distribution, subject to any preferential rights of holders of the Fund’s outstanding Preferred Shares, if any. Each whole Share will be entitled to one vote as to any matter on which it is entitled to vote and each fractional Share will be entitled to a proportionate fractional vote. Shareholders shall be entitled to vote on all matters on which a vote of Shareholders is required by the 1940 Act, the Declaration of Trust or a resolution of the Board. There will be no cumulative voting in the election or removal of Trustees. Under the Declaration of Trust, the Fund is not required to hold annual meetings of Shareholders. The Fund only expects to hold Shareholder meetings to the extent required by the 1940 Act or pursuant to special meetings called by the Board or a majority of Shareholders.
Preferred Shares and Other Securities
The Declaration of Trust provides that the Board may, subject to the Fund’s investment policies and restrictions and the requirements of the 1940 Act, authorize and cause the Fund to issue securities of the Fund other than Shares (including Preferred Shares, debt securities or other senior securities), by action of the Board without the approval of Shareholders. The Board may determine the terms, rights, preferences, privileges, limitations and restrictions of such securities as the Board sees fit.
Preferred Shares could be issued with rights and preferences that would adversely affect Shareholders. Preferred Shares could also be used as an anti-takeover device. Every issuance of Preferred Shares will be required to comply with the requirements of the 1940 Act. The 1940 Act requires, among other things, that (i) immediately after issuance of Preferred Shares and before any distribution is made with respect to the Shares and before any purchase of Shares is made, the aggregate involuntary liquidation preference of such Preferred Shares together with the aggregate involuntary liquidation preference or aggregate value of all other senior securities must not exceed an amount equal to 50% of the Fund’s total assets after deducting the amount of such distribution or purchase price, as the case may be; and (ii) the holders of Preferred Shares, if any are issued, must be entitled as a class to elect two Trustees at all times and to elect a majority of the Trustees if distributions on such Preferred Shares are in arrears by two years or more. Certain matters under the 1940 Act require the separate vote of the holders of any issued and outstanding Preferred Shares.

MRP Shares
On March 7, 2022, the Fund closed on the sale of 1,520,000 Series A Mandatory Redeemable Preferred Shares (“Series A MRP Shares”) and 480,000 Series B Mandatory Redeemable Preferred Shares (“Series B MRP Shares”). On May 11, 2022, the Fund closed on the sale of 4,480,000 Series A MRP Shares and 1,520,000 Series B MRP Shares. On September 1, 2022, the Fund closed on the sale of 3,000,000 Series C Mandatory Redeemable Preferred Shares (“Series C MRP Shares”). On November 9, 2022, the Fund closed on the sale of 1,000,000 Series C MRP Shares. On October 2, 2023, the Fund closed on the sale of 2,000,000 Series D Mandatory Redeemable Preferred Shares (“Series D MRP Shares”) and 2,000,000 Series E Mandatory Redeemable Preferred Shares (“Series E MRP Shares”). On September 16, 2024, the Fund closed on the sale of 4,000,000 Series G Mandatory Redeemable Preferred Shares (“Series G MRP Shares”) and 4,000,000 Series H Mandatory Redeemable Preferred Shares (“Series H MRP Shares”). On November 18, 2024, the Fund closed on the sale of 2,000,000 Series F Mandatory Redeemable Preferred Shares (“Series F MRP Shares”). On April 2, 2025, the Fund closed on the sale of 4,000,000 Series K Mandatory Redeemable Preferred Shares (“Series K MRP Shares”). On September 8, 2025, the Fund closed on the sale of 4,000,000 Series I Mandatory Redeemable Preferred Shares (“Series I MRP Shares”) and 4,000,000 Series J Mandatory Redeemable Preferred Shares (“Series J MRP Shares”). On March 11, 2026, the Fund closed on the sale of 4,000,000 Series L Mandatory Redeemable Preferred Shares (“Series L MRP Shares”). Certain rights, terms and conditions of the MRP Shares are summarized below:
Priority.
Each holder of MRP Shares is entitled to a liquidation preference of $25.00 per share (the “Liquidation Value”), plus additional amounts described under “Liquidation” below. With respect to distributions, including the payment of dividends and distribution of the Fund’s assets upon dissolution, liquidation or winding up, the MRP Shares are senior to all other classes and series of common shares of beneficial interest and rank on parity with any other Preferred Shares. Holders of the MRP Shares will not, however, participate in any appreciation in the value of the Fund. The consent of the holders of the outstanding Preferred Shares is not required to authorize or issue any class or series of Preferred Shares ranking on parity with the MRP Shares.
Dividends.
The holders of MRP Shares are entitled to receive quarterly cumulative cash dividends, when, as and if authorized by the Board and declared by the Fund, out of funds legally available therefor, at the rate per annum equal to the Applicable Rate, as defined below, with certain adjustments for changes in a series’ rating, and no more, of the Liquidation Value, payable quarterly beginning on the initial dividend payment date of June 8, 2022 for the Series A MRP Shares and the Series B MRP Shares, December 1, 2022 for Series C MRP Shares and January 2, 2024 for Series D MRP Shares and Series E MRP Shares. For Series A MRP Shares and Series B MRP Shares, dividends will then be payable on the first business day of the month next following each of the following dates: the 7 th
day of each March, the 7
th
day of each June, the 7
th
day of each September and the 7
th
day of each December. For Series C MRP Shares, dividends will then be payable on the first business day of the month next following each of the following dates: the 1 st
day of each March, the 1
st
day of each June, the 1
st
day of each September and the 1
st
day of each December. For Series D MRP Shares and Series E MRP Shares, dividends will then be payable on the second business day of the month next following each of the following dates: the 7 th
day of each March, the 7
th
day of each June, the 7
th
day of each September and the 7
th
day of each December. For Series F MRP Shares, dividends will then be payable on the second business day of the month next following each of the following dates: the 16 th
day of each February, the 16
th
day of each May, the 16
th
day of each August and the 16
th
day of each November. For Series G MRP Shares and Series H MRP Shares, dividends will then be payable on the second business day of the month next following each of the following dates: the 16 th
day of each March, the 16
th
day of each June, the 16
th
day of each September and the 16
th
day of each December. For Series K MRP Shares, dividends will then be payable on the second business day of the month next following each of the following dates: the 2 nd
day of each January, the 2
nd
day of each April, the 2
nd
day of each July and the 2
nd
day of each October. For Series I MRP Shares and Series J MRP Shares, dividends will then be payable on the second business day of the month next following each of the following dates: the 8 th
day of each March, the 8
th
day of each June, the 8
th
day of each September and the 8
th
day of each December. For Series L MRP Shares, dividends will then be payable on the second business day of the month next following each of the following dates: the 8th day of each March, the 8th day of each June, the 8th day of each September and the 8th day of each December. Dividends on MRP Shares accumulate from and including the original issue date.
Each dividend on MRP Shares will be paid on the dividend payment date therefor to the holders as their names appear on the share ledger or share records of the Fund at the close of business on the fifth day prior to the quarterly dividend date (or if such day is not a business day, the next preceding business day). Dividends in arrears for any past dividend period may be declared and paid at any time, without reference to any regular dividend payment date, to the holders as their names appear on the share ledger or share records of the Fund at the close of business on a date, not exceeding five days preceding the payment date thereof, as may be fixed by the Board. No interest will be payable in respect of any dividend payment or payments which may be in arrears; provided, however, that the dividend rate may be increased in such circumstances.
So long as the rating of each series of the MRP Shares remains the same, the dividend rate on the MRP Shares shall be 3.66% for Series A MRP Shares, 3.90% for Series B MRP Shares, 6.00% for Series C MRP Shares, 7.02% for Series D MRP Shares, 7.07% for Series E MRP Shares, 6.55% for Series F MRP Shares, 6.60% for Series G MRP Shares, 6.75% for Series H MRP Shares, 6.11% for Series K MRP Shares, 5.84% for Series I MRP Shares, 6.00% for Series J MRP Shares and 5.18% for Series L MRP Shares (collectively, the “Applicable Rate”).
Voting.
Except for matters which do not require the vote of holders of MRP Shares under the 1940 Act and except as otherwise provided in the Declaration of Trust or bylaws, or as otherwise required by applicable law, each holder of MRP Shares shall be entitled to one vote for each MRP Share held on each matter submitted to a vote of shareholders of the Fund, and holders of outstanding Preferred Shares and Shares shall vote together as a single class on all matters submitted to shareholders; provided, however, that the holders of outstanding Preferred Shares shall be entitled, as a class, to the exclusion of the holders of shares of all other classes of beneficial interests of the Fund, to elect two Trustees of the Fund at all times. In addition, the holders of the outstanding Preferred Shares and Shares, voting together as a single class, shall elect the balance of the Trustees; however, the number of Trustees constituting the Board shall automatically increase by the smallest number that, when added to the two Trustees elected exclusively by the holders of outstanding Preferred Shares would constitute a majority of the Board as so increased by such smallest number, and the holders of Preferred Shares shall be entitled, voting as a class on a one vote per share basis (to the exclusion of the holders of all other securities and classes of shares of the Fund), to elect such smallest number of additional Trustees, together with the two Trustees that such holders are in any event entitled to elect if: (i) at the close of business on any dividend payment date accumulated dividends (whether or not earned or declared) on Preferred Shares equal to at least two full years’ dividends shall be due and unpaid; or (ii) if at any time holders of any shares of Preferred Shares are entitled under the 1940 Act, to elect a majority of the Trustees of the Fund.
Notwithstanding the foregoing, the affirmative vote of the holders of a majority of the outstanding Preferred Shares, voting as a separate class, and a majority of the MRP Shares, voting as a separate class, both determined with reference to a “majority of outstanding voting securities” as that term is defined in Section 2(a)(42) of the 1940 Act, shall be required to create, authorize or issue shares of any class or series of beneficial interests ranking senior to the Preferred Shares with respect to the payment of dividends or the distribution of assets, or any securities convertible into, or warrants, options or similar rights to purchase, acquire or receive, such shares of beneficial interests ranking senior to the Preferred Shares or reclassify any authorized shares of beneficial interests of the Fund into any shares ranking senior to the Preferred Shares. In addition, the affirmative vote of the holders of a majority of the outstanding Preferred Shares determined with reference to a “majority of outstanding voting securities” as that term is defined in Section 2(a)(42) of the 1940 Act, voting as a separate class, shall be required to (i) amend, alter or repeal (including by merger, consolidation or otherwise) any of the preferences, rights or powers of such class of Preferred Shares so as to adversely affect such preferences, rights or powers and will not amend any provision of the Declaration of Trust or bylaws in a manner which would restrict or limit the ability of the Fund to comply with the terms and provisions of the Securities Purchase Agreement; (ii) amend, alter or repeal (including by merger, consolidation or otherwise) any of the provisions of the Declaration of Trust or bylaws if such amendment, alteration or repeal would adversely affect any privilege, preference, right or power of the MRP Shares or the holders thereof; and (iii) approve any plan of reorganization (as such term is used in the 1940 Act) adversely affecting such shares or any action requiring a vote of security holders of the Fund under Section 13(a) of the 1940 Act.
Redemption.
The outstanding shares of MRP Shares are subject to redemption at any time by notice of such redemption on a date selected by the Fund for such redemption (the “Redemption Date”). If the Fund elects to cause the redemption of the MRP Shares, each MRP Share will be redeemed for a price equal to 100% of such share’s Liquidation Value, plus an amount equal to accumulated but unpaid dividends and other distributions on the MRP Shares (whether or not earned or declared by the Fund, but excluding interest thereon), to, but excluding, the Redemption Date, plus the amount equal to the excess, if any, of the discounted value of the remaining scheduled payments with respect to the Liquidation Value of such MRP Share over the amount of such Liquidation Value; provided, however, the Fund may, at its option (i) redeem the Series A MRP Shares within 90 days prior to March 7,

2027 (the “Series A Term Redemption Date”); (ii) redeem the Series B MRP Shares within 90 days prior to March 7, 2029 (the “Series B Term Redemption Date”); (iii) redeem the Series C MRP Shares within 90 days prior to September 1, 2027 (the “Series C Term Redemption Date”); (iv) redeem the Series D MRP Shares with 90 days prior to October 2, 2026 (the “Series D Term Redemption Date”); (v) redeem the Series E MRP Shares within 90 days prior to October 2, 2028 (the “Series E Term Redemption Date”); (vi) redeem the Series F MRP Shares within 90 days prior to November 16, 2027 (the “Series F Term Redemption Date”); (vii) redeem the Series G MRP Shares within 90 days prior to September 17, 2029 (the “Series G Term Redemption Date”); (viii) redeem the Series H MRP Shares within 90 days prior to September 16, 2031 (the “Series H Term Redemption Date”); (ix) redeem the Series I MRP Shares within 90 days prior to September 9, 2030 (the “Series I Term Redemption Date”); (x) redeem the Series J MRP Shares within 90 days prior to September 8, 2032 (the Series J Term Redemption Date”); (xi) redeem the Series K MRP Shares within 90 days prior to April 2, 2035 (the “Series K Term Redemption Date”); and (xii) redeem the Series L MRP Shares within 90 days prior to March 12, 2029 (the “Series L Term Redemption Date” and collectively with Series A Term Redemption Date, Series B Term Redemption Date, Series C Term Redemption Date, Series D Term Redemption Date, Series E Term Redemption Date, Series F Term Redemption Date, Series G Term Redemption Date, Series H Term Redemption Date, Series I Term Redemption Date, Series J Term Redemption Date and Series K Term Redemption Date, the “Term Redemption Dates”), each at the Liquidation Value plus accumulated but unpaid dividends and distributions thereon (whether or not earned or declared by the Fund, but excluding interest thereon) to, but excluding the Redemption Date.
If the asset coverage, as determined in accordance with Section 18(h) of the 1940 Act, is less than or equal to 235% for any five business days within a ten business day period, determined on the basis of values calculated as of a time within 48 hours (not including Sundays or holidays) next preceding the time of such determination within the ten business day period, the Fund, upon not less than 12 days’ nor more than 40 days’ notice, may redeem the MRP Shares at the Liquidation Value plus accumulated but unpaid dividends and distributions thereon (whether or not earned or declared by the Fund, but excluding interest thereon) to, but excluding, the date fixed for redemption, plus a redemption amount equal to 2% of the Liquidation Value; the amount of MRP Shares that may be redeemed under this provision shall not exceed an amount of MRP Shares which results in asset coverage of more than 250% pro forma for such redemption, determined on the basis of values calculated as of a time within 48 hours (not including Sundays or holidays) next preceding the time of such determination.
If the Fund fails to maintain asset coverage of at least 225%, determined on the basis of values calculated as of a time within 48 hours (not including Sundays or holidays) next preceding the time of such determination, the Fund shall redeem the number of MRP Shares provided below at the Liquidation Value plus an amount equal to accumulated but unpaid dividends and distributions thereon (whether or not earned or declared by the Fund, but excluding interest thereon) to, but excluding, the date fixed for redemption, plus a redemption amount equal to 1% of the Liquidation Value. The number of MRP Shares to be redeemed upon the Fund’s failure to maintain asset coverage of 225% on any valuation date will be equal to the product of (i) the quotient of the number of MRP Shares divided by the aggregate number of outstanding Preferred Shares which have an asset coverage test greater than or equal to 225% and (ii) the minimum number of outstanding shares of Preferred Shares the redemption of which would result in the Fund having asset coverage of 225% as of a date that is no more than 30 days after the date the Fund failed to maintain asset coverage of 225% (provided that, if there is no such number of MRP Shares the redemption of which would have such result, the Fund shall redeem all MRP Shares then outstanding). The Fund shall effect any such redemption no later than 40 calendar days after the date the Fund failed to maintain asset coverage of 225%, except for in certain circumstances. Notwithstanding the foregoing, if the Fund satisfies asset coverage of at least 225% as of a date that is no more than 30 days after the date the Fund failed to maintain asset coverage of 225% before taking into account any redemptions of Preferred Shares, the Fund shall not be obligated to redeem any shares of Preferred Shares under this provision.
The Fund shall redeem all outstanding Series A MRP Shares, Series B MRP Shares, Series C MRP Shares, Series D MRP Shares, Series E MRP Shares, Series F MRP Shares, Series G MRP Shares, Series H MRP Shares, Series I MRP Shares, Series J MRP Shares, Series K MRP Shares and Series L MRP Shares on the respective Term Redemption Dates at the Liquidation Value plus an amount equal to accumulated but unpaid dividends and distributions thereon (whether or not earned or declared by the Fund, but excluding interest thereon), to, but excluding, the respective Term Redemption Dates.

Subject to certain conditions, no MRP Shares may be redeemed unless all dividends in arrears on the MRP Shares and all shares of beneficial interests of the Fund ranking on a parity with the MRP Shares with respect to payment of dividends or upon liquidation have been or are being contemporaneously paid or set apart for payment; provided, however, that the foregoing shall not prevent the purchase or acquisition by the Fund of all MRP Shares pursuant to the successful completion of an otherwise lawful purchase, tender or exchange offer made on the same terms to, and accepted by, Holders of all MRP Shares.
Liquidation.
Upon the dissolution, liquidation or winding up of the affairs of the Fund, whether voluntary or involuntary, the holders of MRP Shares then outstanding, together with holders of shares of any Preferred Shares ranking on a parity with the MRP Shares upon dissolution, liquidation or winding up, shall be entitled to receive and to be paid out of the assets of the Fund (or the proceeds thereof) available for distribution to its shareholders after satisfaction of claims of creditors of the Fund, but before any distribution or payment shall be made in respect of the Shares, an amount equal to the liquidation preference with respect to such shares. The liquidation preference for MRP Shares shall be $25.00 per share, plus an amount equal to all accumulated and unpaid dividends thereon (whether or not earned or declared but without interest) to the date payment of such distribution is made in full. No redemption premium shall be paid upon any liquidation even if such redemption premium would be paid upon optional or mandatory redemption of the relevant shares. If, upon any liquidation, dissolution or winding up of the affairs of the Fund, whether voluntary or involuntary, the assets of the Fund available for distribution among the holders of all outstanding shares of Preferred Shares shall be insufficient to permit the payment in full to holders of the amounts to which they are entitled, then the available assets shall be distributed among the holders of all outstanding shares of Preferred Shares ratably in any distribution of assets according to the respective amounts which would be payable on all the shares if all amounts thereon were paid in full.
Upon the dissolution, liquidation or winding up of the affairs of the Fund, whether voluntary or involuntary, until payment in full is made to the holders of MRP Shares of the liquidation distribution to which they are entitled, (i) no dividend or other distribution shall be made to Shareholders or any other class or series of shares of beneficial interests of the Fund ranking junior to MRP Shares upon dissolution, liquidation or winding up and (ii) no purchase, redemption or other acquisition for any consideration by the Fund shall be made in respect of the Shares or any other class of shares of beneficial interests of the Fund ranking junior to MRP Shares upon dissolution, liquidation or winding up. A consolidation, reorganization or merger of the Fund with or into any company, trust or other legal entity, or a sale, lease or exchange of all or substantially all of the assets of the Fund in consideration for the issuance of equity securities of another company, trust of other legal entity shall not be deemed to be a liquidation, dissolution or winding up, whether voluntary or involuntary, for the purposes of these provisions.
Conversion.
The MRP Shares are not convertible into any other class or series of shares.
Transfer restrictions.
The MRP Shares are “restricted securities” for purposes of the Securities Act. Accordingly, the MRP Shares may not be offered, sold, transferred or delivered, directly or indirectly, unless (i) such shares are registered under the Securities Act and any other applicable state securities laws, or (ii) an exemption from registration under the Securities Act and any other applicable state securities laws is available.
Other Matters.
For so long as the MRP Shares are outstanding, the Fund will not declare, pay or set apart for payment any dividend or other distribution (other than a dividend or distribution paid in shares of, or options, warrants or rights to subscribe for or purchase, Shares or other shares of beneficial interests, if any, ranking junior to the MRP Shares as to dividends or upon liquidation) with respect to Shares or any other shares of the Fund ranking junior to or on a parity with the MRP Shares as to dividends or upon liquidation, or call for redemption, redeem, purchase or otherwise acquire for consideration any Shares or any other such junior shares (except by conversion into or exchange for shares of the Fund ranking junior to the MRP Shares as to dividends and upon liquidation) or any such parity shares (except by conversion into or exchange for shares of the Fund ranking junior to or on a parity with the MRP Shares as to dividends and upon liquidation), unless (i) immediately after such transaction asset coverage of 225% would be achieved, (ii) full cumulative dividends on the MRP Shares due on or prior to the date of the transaction have been declared and paid, and (iii) the Fund has redeemed the full number of MRP Shares required to be redeemed by any provision for mandatory redemption ((i), (ii) and (iii) are together the “Requirements”). Notwithstanding the foregoing, the Fund shall not, at any time, be prohibited or otherwise restricted in its ability to call for redemption, redeem, purchase or otherwise acquire for consideration its Shares pursuant to its fundamental policy to make quarterly repurchase offers pursuant to Rule
23c-3
of the 1940 Act for between 5% and 25% of the Shares outstanding at net asset value (the “Repurchase Policy”); provided, however, if (i) a quarterly repurchase of Shares pursuant to the Repurchase Policy and/or Rule
23c-3
of the 1940 Act would cause the Fund to be below asset coverage of 225% or (ii) the Fund has failed to satisfy (and continues to fail to satisfy) the Requirements and the Fund is required to make a quarterly repurchase offer of Shares pursuant to the Repurchase Policy and/or Rule
23c-3
of the 1940 Act before the Requirements are satisfied, such quarterly repurchase offer of Shares shall not exceed 5% of the Shares outstanding, at a price equal to the Fund’s net asset value (as may be determined in accordance with its valuation policies and procedures) as of the “repurchase pricing date,” as such term is defined in Rule
23c-3
and as set forth in the applicable repurchase offer documents. Subject to the certain conditions, the Board may, in the future, authorize the issuance of additional Preferred Shares with the same preferences, rights, voting powers, restrictions, limitations as to dividends and other distributions, qualifications and terms and conditions of redemption and other terms applicable to the MRP Shares, except that the initial dividend period, the applicable rate for the initial dividend period and the initial dividend payment date shall be as set forth in the Supplement to the Declaration of Trust relating to such additional Preferred Shares.
Outstanding Securities
The following table shows, for each class of authorized securities of the Fund, the amount of (i) shares authorized and (ii) shares outstanding, each as of March 31, 2026:

Class	(1) Amount Authorized	(2) Amount Held by the Fund for its Account	(3) Amount Outstanding Exclusive of Amount Shown Under (2)
Common Shares	Unlimited	0	572,570,039
Series A Mandatory Redeemable Preferred Shares	6,000,000	0	6,000,000
Series B Mandatory Redeemable Preferred Shares	2,000,000	0	2,000,000
Series C Mandatory Redeemable Preferred Shares	4,000,000	0	4,000,000
Series D Mandatory Redeemable Preferred Shares	2,000,000	0	2,000,000
Series E Mandatory Redeemable Preferred Shares	2,000,000	0	2,000,000
Series F Mandatory Redeemable Preferred Shares	2,000,000	0	2,000,000
Series G Mandatory Redeemable Preferred Shares	4,000,000	0	4,000,000
Series H Mandatory Redeemable Preferred Shares	4,000,000	0	4,000,000
Series I Mandatory Redeemable Preferred Shares	4,000,000	0	4,000,000
Series J Mandatory Redeemable Preferred Shares	4,000,000	0	4,000,000

Series K Mandatory Redeemable Preferred Shares	4,000,000	0	4,000,000
Series L Mandatory Redeemable Preferred Shares	4,000,000	0	4,000,000
Series M Mandatory Redeemable Preferred Shares	2,000,000	—	—

Outstanding Securities [Table Text Block]
Outstanding Securities
The following table shows, for each class of authorized securities of the Fund, the amount of (i) shares authorized and (ii) shares outstanding, each as of March 31, 2026:

Class	(1) Amount Authorized	(2) Amount Held by the Fund for its Account	(3) Amount Outstanding Exclusive of Amount Shown Under (2)
Common Shares	Unlimited	0	572,570,039
Series A Mandatory Redeemable Preferred Shares	6,000,000	0	6,000,000
Series B Mandatory Redeemable Preferred Shares	2,000,000	0	2,000,000
Series C Mandatory Redeemable Preferred Shares	4,000,000	0	4,000,000
Series D Mandatory Redeemable Preferred Shares	2,000,000	0	2,000,000
Series E Mandatory Redeemable Preferred Shares	2,000,000	0	2,000,000
Series F Mandatory Redeemable Preferred Shares	2,000,000	0	2,000,000
Series G Mandatory Redeemable Preferred Shares	4,000,000	0	4,000,000
Series H Mandatory Redeemable Preferred Shares	4,000,000	0	4,000,000
Series I Mandatory Redeemable Preferred Shares	4,000,000	0	4,000,000
Series J Mandatory Redeemable Preferred Shares	4,000,000	0	4,000,000

Series K Mandatory Redeemable Preferred Shares	4,000,000	0	4,000,000
Series L Mandatory Redeemable Preferred Shares	4,000,000	0	4,000,000
Series M Mandatory Redeemable Preferred Shares	2,000,000	—	—

Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market Risk.
The success of the Fund’s activities will be affected by general economic and market condit ion
s, such as interest rates, availability of credit, credit defaults, inflation rates, economic uncertainty, changes in laws (including laws relating to taxation of the Fund’s investments), trade barriers, the imposition, or threatened imposition, of economic sanctions, including tariffs, currency exchange controls, disease outbreaks, pandemics, and national and international political, environmental and socioeconomic circumstances (including wars, terrorist acts or security operations). In addition, the current U.S. political environment and the resulting uncertainties regarding actual and potential shifts in U.S. foreign investment, trade, taxation, economic, environmental and other policies under the current Administration, as well as the impact of heightened geopolitical tensions (including those between the United States and China, Taiwan and mainland China, Israel and Iran and the Axis of Resistance, and between Ukraine and Russia) or other systemic issues or industry-specific economic disruptions, could lead to disruption, instability and volatility in the global markets. The U.S. government may renegotiate some of its global trade relationships with foreign governments and may impose or threaten to impose significant tariffs. The imposition or threatened imposition of tariffs, trade restrictions, currency restrictions, and other federal government initiatives as well as foreign policy tensions with foreign nations, including embargoes, sanctions and trade wars, or similar actions (or retaliatory measures taken in response to such actions) could lead to price volatility and overall declines in the U.S. and global investment markets. Unfavorable economic conditions also would be expected to increase our funding costs, limit our access to the capital markets or result in a decision by lenders not to extend credit to us.
Economic sanctions may be, and have been, imposed against certain countries, organizations, companies, entities and/or individuals. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Fund’s investments in such securities less liquid or more difficult to value. Such sanctions may also cause a decline in the value of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and may result in economic disruptions in the sanctioned country and in countries with economic ties to the sanctioned country. When the United States is a significant trading partner of a foreign country in which the Fund may invest or to which the Fund may be exposed, such foreign country may be particularly sensitive to changes in U.S. foreign trading policies, including the threat or actual imposition of tariffs, sanctions or other similar measures. The imposition of tariffs (or threats thereof), trade restrictions, currency restrictions, deficit levels and any reduction plans and other federal government initiatives as well as foreign policy tensions with foreign nations, including embargoes, sanctions and trade wars, or similar actions (or retaliatory measures taken in response to such actions) could lead to price volatility and overall declines in the U.S. and global investment markets. In addition, as a result of economic sanctions and other similar governmental actions or developments, the Fund may be forced to sell or otherwise dispose of foreign investments at inopportune times or prices. Sanctions and other similar measures could significantly delay or prevent the settlement of securities transactions or their valuation, and significantly impact the Fund’s performance. Sanctions and other similar measures also may be in place for substantial periods of time and enacted with limited advance notice. The type and severity of sanctions and other measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict.
Current and historic market turmoil has illustrated that market environments may, at any time, be characterized by uncertainty, volatility and instability. Serious economic disruptions may result in governmental authorities and regulators enacting significant fiscal and monetary policy changes, including by providing direct capital infusions into companies, introducing new monetary programs and considerably increasing or lowering interest rates, which, in some cases resulted in negative interest rates.
As global systems, economies and financial markets are increasingly interconnected, events that once had only local impact are now more likely to have regional or even global effects. Events that occur in one country, region or financial market will, more frequently, adversely impact issuers in other countries, regions or markets. These impacts can be exacerbated by failures of governments and societies to adequately respond to an emerging event or threat. These types of events quickly and significantly impact markets in the U.S. and across the globe leading to extreme market volatility and disruption. The extent and nature of the impact on supply chains or economies and markets from these events is unknown, particularly if a health emergency or other similar event, such as the
COVID-19
pandemic, persists for an extended period of time. Similarly, geopolitical and other events, such as actual or threatened war or military conflicts, acts of terrorism, social or political unrest, natural disasters, extreme weather, other geological events, man-made
disasters, bank failures, inflation, deflation, recessions or other events, and governments’ reactions (as well as responses to government reactions or interventions) to such events, may lead to increased market volatility and instability in world economies and markets generally. Furthermore, technological developments (including those related to artificial intelligence) or failures (such as widespread system outages, disruptions or faulty updates to software applications) and other similar events, each of which may be temporary or may last for extended periods, may impact the value of the Fund’s investments. Adverse changes in one sector or industry or with respect to a particular company could negatively impact companies in other sectors or industries or increase market volatility as a result of the interconnected nature of economies and markets and thus negatively affect the Fund’s performance, even if the Fund does not directly invest in issuers that participate in the sectors or industries experiencing these changes.

These types of adverse developments could result from under-regulated markets, novel and maturing markets (for example, the markets for artificial intelligence, cryptocurrencies and digital or blockchain assets and technologies), systemic risk, natural market forces, bad actors or other scenarios and could negatively affect the Fund’s performance or operations. The value of the Fund’s investment may decrease as a result of such events, particularly if these events adversely impact the operations and effectiveness of the Adviser or key service providers or if these events disrupt systems and processes necessary or beneficial to the investment advisory or other activities on behalf the Fund.
The Fund’s investment strategy and the availability of opportunities satisfying the Fund’s risk-adjusted return parameters relies in part on observable trends and conditions in the financial markets and in some cases the improvement of such conditions. Trends and historical events do not imply, forecast or predict future events and, in any event, past performance is not necessarily indicative of future results. There can be no assurance that the assumptions made or the beliefs and expectations currently held by the Adviser will prove correct and actual events and circumstances may vary significantly.
Many of the issuers in which the Fund will make investments may be susceptible to economic slowdowns or recessions and may be unable to repay the loans made to them during these periods. Therefore, non-performing
assets may increase and the value of the Fund’s portfolio may decrease during these periods as the Fund is required to record the investments at their current fair value. Adverse economic conditions also may decrease the value of collateral securing some of the Fund’s loans and the value of its equity investments. Economic slowdowns or recessions could lead to financial losses in the Fund’s portfolio and a decrease in revenues, net income and assets. Unfavorable economic conditions also could increase the Fund’s and the issuers’ funding costs, limit the Fund’s and the issuers’ access to the capital markets or result in a decision by lenders not to extend credit to the Fund or the issuers. These events could prevent the Fund from increasing investments and harm its operating results.
An issuer’s failure to satisfy financial or operating covenants imposed by the Fund or other lenders could lead to defaults and, potentially, acceleration of the time when the loans are due and foreclosure on its secured assets, which could trigger cross-defaults under other agreements and jeopardize the issuer’s ability to meet its obligations under the debt that the Fund holds. The Fund may incur additional expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting issuer. In addition, if one of the issuers were to go bankrupt, depending on the facts and circumstances, including the extent to which the Fund will actually provide significant managerial assistance to that issuer, a bankruptcy court might subordinate all or a portion of the Fund’s claim to that of other creditors.
The prices of financial instruments in which the Fund may invest can be highly volatile. General fluctuations in the market prices of securities may affect the value of the investments held by the Fund. Instability in the securities markets may also increase the risks inherent in the Fund’s investments.

Market Disruptions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market Disruptions Risk.
The U.S. capital markets have experienced extreme volatility and disruption in recent years following the spread of
COVID-19
in the United States, the failure of certain regional banks, military conflicts (including the conflict between Russia and Ukraine and between Israel, Iran and the Axis of Resistance), changes in monetary policies in response to changes in interest rates and inflation and increasing tensions relating to trade relationships, such as between the United States and China. Disruptions in the capital markets have increased the spread between the yields realized on risk-free and higher risk securities, resulting in illiquidity in parts of the capital markets. These and future market disruptions and/or illiquidity would be expected to have an adverse effect on the Fund’s business, financial condition, results of operations and cash flows. Unfavorable economic conditions also would be expected to increase the Fund’s funding costs, limit the Fund’s access to the capital markets or result in a decision by lenders not to extend credit to the Fund. During periods of market disruption, portfolio companies may be more likely to seek to draw on unfunded commitments the Fund has made, and the risk of being unable to fund such commitments is heightened during such periods. These events have limited and could continue to limit the Fund’s investment originations, limit the Fund’s ability to grow and have a material negative impact on the Fund’s operating results and the fair values of the Fund’s debt and equity investments.
U.S. and global markets have also experienced increased volatility as a result of the failures of certain U.S. and
non-U.S.
banks, which could be harmful to the Fund and issuers in which it invests. For example, if a bank in which the Fund or issuer has an account fails, any cash or other assets in bank accounts may be temporarily inaccessible or permanently lost by the Fund or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to the Fund or an issuer fails, the Fund or the issuer could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms. Even if banks used by the Fund and issuers in which the Fund invests remain solvent, volatility in the banking sector could cause or intensify an economic recession, increase the costs of banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking industry or otherwise (including as a result of delayed access to cash
or credit facilities), could have an adverse impact on the Fund and issuers in which it invests.

Credit Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Credit Risk.
One of the fundamental risks associated with the Fund’s investments is credit risk, which is the risk that an issuer will be unable to make principal and interest payments on its outstanding debt obligations when due. The Fund’s return to investors would be adversely impacted if an issuer of debt in which the Fund invests becomes unable to make such payments when due.
Although the Fund may make investments that the Adviser believes are secured by specific collateral, the value of which may initially exceed the principal amount of such investments or the Fund’s fair value of such investments, there can be no assurance that the liquidation of any such collateral would satisfy the borrower’s obligation in the event of non-payment
of scheduled interest or principal payments with respect to such investment, or that such collateral could be readily liquidated. The Fund may also invest in leveraged loans, high yield securities, marketable and non-marketable
common and preferred equity securities and other unsecured investments, each of which involves a higher degree of risk than senior secured loans. Furthermore, the Fund’s right to payment and its security interest, if any, may be subordinated to the payment rights and security interests of a senior lender, to the extent applicable. Certain of these investments may have an interest-only payment schedule, with the principal amount remaining outstanding and at risk until the maturity of the investment. In addition, loans may provide for payments-in-kind,
which have a similar effect of deferring current cash payments. In such cases, an issuer’s ability to repay the principal of an investment may depend on a liquidity event or the long-term success of the company, the occurrence of which is uncertain.
With respect to the Fund’s investments in any number of credit products, if the borrower or issuer breaches any of the covenants or restrictions under the credit agreement that governs loans of such issuer or borrower, it could result in a default under the applicable indebtedness as well as the indebtedness held by the Fund. Such default may allow the creditors to accelerate the related debt and may result in the acceleration of any other debt to which a cross-acceleration or cross-default provision applies. This could result in an impairment or loss of the Fund’s investment or a pre-payment
(in whole or in part) of the Fund’s investment.
Similarly, while the Fund will generally target investing in companies it believes are of high quality, these companies could still present a high degree of business and credit risk. Companies in which the Fund invests could deteriorate as a result of, among other factors, an adverse development in their business, a change in the competitive environment or the continuation or worsening of the current (or any future) economic and financial market downturns and dislocations. As a result, companies that the Fund expected to be stable or improve may operate, or expect to operate, at a loss or have significant variations in operating results, may require substantial additional capital to support their operations or maintain their competitive position, or may otherwise have a weak financial condition or experience financial distress. In addition, exogenous factors such as fluctuations of the equity markets also could result in warrants and other equity securities or instruments owned by the Fund becoming worthless.

Credit Spread Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Credit Spread Risk.
Credit spread risk is the risk that credit spreads (
i.e.
, the difference in yield between securities that is due to differences in their credit quality) may increase when the market expects below-investment-grade bonds to default more frequently. Widening credit spreads may quickly reduce the market values of below-investment-grade and unrated securities. In recent years, the U.S. capital markets experienced extreme volatility and disruption following the spread of
COVID-19,
the impact of heightened geopolitical tensions (including those between the United States and China, Taiwan and mainland China, Israel and Iran and the Axis of Resistance, and between Ukraine and Russia) and other economic disruptions, which increased the spread between yields realized on risk-free and higher risk securities, resulting in illiquidity in parts of the capital markets. Central banks and governments played a key role in reintroducing liquidity to parts of the capital markets. Future exits of these financial institutions from the market may reintroduce temporary illiquidity. These and future market disruptions and/or illiquidity would be expected to have an adverse effect on the Fund’s business, financial condition, results of operations and cash flows.

Risks Related to Investments in Loans [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks Related to Investments in Loans.
The Fund invests in loans, either through primary issuances or in secondary transactions, including potentially on a synthetic basis. The value of the Fund’s loans may be detrimentally affected to the extent a borrower defaults on its obligations. There can be no assurance that the value assigned by the Adviser can be realized upon liquidation, nor can there be any assurance that any related collateral will retain its value. Furthermore, circumstances could arise (such as in the bankruptcy of a borrower) that could cause the Fund’s security interest in the loan’s collateral to be invalidated. Also, much of the collateral will be subject to restrictions on transfer intended to satisfy securities regulations, which will limit the number of potential purchases if the Fund intends to liquidate such collateral. The amount realizable with respect to a loan may be detrimentally affected if a guarantor, if any, fails to meet its obligations under a guarantee. Finally, there may be a monetary, as well as a time cost involved in collecting on defaulted loans and, if applicable, taking possession of various types of collateral.
The portfolio may include first lien senior secured, second and third lien loans and any other loans.

Covenant-Lite Loans [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Covenant-Lite Loans.
Some of the loans in which the Fund may invest may be “covenant-lite” loans. “Covenant-lite” loans refer generally to loans that do not have a complete set of financial maintenance covenants. Generally, “covenant-lite” loans provide borrower companies more freedom to negatively impact lenders because their covenants are incurrence-based, which means they are only tested and can only be breached following an affirmative action of the borrower, rather than by a deterioration in the borrower’s financial condition. Accordingly, to the extent the Fund invests in “covenant-lite” loans, the Fund may have fewer rights against a borrower and may have a greater risk of loss on such investments as compared to investments in or exposure to loans with financial maintenance covenants.

First Lien Senior Secured Loans [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
First Lien Senior Secured Loans.
It is expected that when the Fund makes a senior secured term loan investment in an issuer, it will generally take a security interest in substantially all of the available assets of the issuer, including the equity interests of its domestic subsidiaries, which the Fund expects to help mitigate the risk that it will not be repaid. However, there is a risk that the collateral securing the Fund’s loans may decrease in value over time, may be difficult to sell in a timely manner, may be difficult to appraise and may fluctuate in value based upon the success of the business and market conditions, including as a result of the inability of the issuer to raise additional capital, and, in some circumstances, the Fund’s lien could be subordinated to claims of other creditors. In addition, deterioration in an issuer’s financial condition and prospects, including its inability to raise additional capital, may be accompanied by deterioration in the value of the collateral for the loan. Consequently, the fact that a loan is secured does not guarantee that the Fund will receive principal and interest payments according to the loan’s terms, or at all, or that it will be able to collect on the loan should it be forced to enforce its remedies.

Second Lien Senior Secured Loans and Junior Debt investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Second Lien Senior Secured Loans and Junior Debt investments.
Second and third lien loans are subject to the same investment risks generally applicable to senior loans described above. The Fund’s second lien senior secured loans will be subordinated to first lien loans and the Fund’s junior debt investments, such as mezzanine loans, generally will be subordinated to both first lien and second lien loans and have junior security interests or may be unsecured. As such, to the extent the Fund holds second lien senior secured loans and junior debt investments, holders of first lien loans may be repaid before the Fund in the event of a bankruptcy or other insolvency proceeding. Therefore second and third lien loans are subject to additional risk that the cash flow of the related obligor and the property securing the second or third lien loan may be insufficient to repay the scheduled payments to the lender after giving effect to any senior secured obligations of the related obligor. This may result in a
n above
average amount of risk and loss of principal. Second and third lien loans are also expected to be more illiquid than senior loans.

Unsecured Loans [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Unsecured Loans.
Unsecured loans are subject to the same investment risks generally applicable to loans described above but are subject to additional risk that the assets and cash flow of the related obligor may be insufficient to repay the scheduled payments to the lender after giving effect to any secured obligations of the obligor. Unsecured loans will be subject to certain additional risks to the extent that such loans may not be protected and such loans are not secured by collateral, financial covenants or limitations upon additional indebtedness. Unsecured loans are also expected to be a more illiquid investment than senior loans for this reason.

Other Risks Related to Loans [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Other Risks Related to Loans.
Under the agreements governing most syndicated loans, should a holder of an interest in a syndicated loan wish to call a default or exercise remedies against a borrower, it could not do so without the agreement of at least a majority of the other lenders. Actions could also be taken by a majority of the other lenders, or in some cases, a single agent bank, without the consent of all lenders. Each lender would nevertheless be liable to indemnify the agent bank for its ratable share of expenses or other liabilities incurred in such connection and, generally, with respect to the administration and any renegotiation or enforcement of the syndicated loans. Moreover, an assignee or participant in a loan may not be entitled to certain gross-up
payments in respect of withholding taxes and other indemnities that otherwise might be available to the original holder of the loan.
Furthermore, the Adviser may invest a portion of the Fund’s assets in bank loans and participations. The special risks associated with these obligations include (i) the possible invalidation of an investment transaction as a fraudulent conveyance under relevant creditors’ rights laws, (ii) adverse consequences resulting from participating in such instruments with other institutions with lower credit quality and (iii) limitations on the ability of the Fund or the Adviser to directly enforce its rights with respect to participations. The Adviser will seek to balance the magnitude of these and other risks identified by it against the potential investment gain prior to entering into each such investment. Successful claims by third parties arising from these and other risks, absent bad faith, may be borne by the Fund. Bank loans are frequently traded on the basis of standardized documentation which is used in order to facilitate trading and market liquidity. There can be no assurance, however, that future levels of supply and demand in bank loan trading will provide an adequate degree of liquidity or that the current level of liquidity will continue or that the same documentation will be used in the future. The settlement of trading in bank loans often requires the involvement of third parties, such as administrative or syndication agents, and there presently is no central clearinghouse or authority which monitors or facilitates the trading or settlement of all bank loan trades. Often, settlement may be delayed based on the actions of any third party or counterparty, and adverse price movements may occur in the time between trade and settlement, which could result in adverse consequences for the Fund.
In recent years, a number of judicial decisions in the United States have upheld the right of borrowers to sue lending institutions on the basis of various evolving legal theories (collectively termed “lender liability”). Generally, lender liability is founded upon the premise that an institutional lender has violated a duty (whether implied or contractual) of good faith and fair dealing owed to a borrower or has assumed a degree of control over the borrower resulting in a creation of a fiduciary duty owed to the borrower or its other creditors or shareholders. Because of the nature of certain of the Fund’s investments, the Fund could be subject to allegations of lender liability.
The Fund may acquire interests in bank loans either directly (by way of sale or assignment) or indirectly (by way of participation). The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a contracting party under the credit agreement with respect to the debt obligation; however, its rights can be more restricted than those of the assigning institution. Participation interests in a portion of a debt obligation typically result in a contractual relationship only with the institution participating out the interest and not with the borrower. In purchasing participations, the Fund typically will not have the right to vote on matters requiring a vote of holders of the underlying debt and may have no right to enforce compliance by the borrower with the terms of the loan agreement, or any rights of set-off
against the borrower, and the Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, if the Fund were to hold a participation, it would assume the credit risk of both the borrower and the institution selling the participation to the Fund. In certain circumstances, investing in the form of participation may be the most advantageous or only route for the Fund to make or hold any such investment, including in light of limitations relating to local laws or the willingness of administrative agents or borrowers to allow the Fund to become a direct lender.
Finally, loans may become
non-performing
for a variety of reasons.
Non-performing
debt obligations may require substantial workout negotiations, restructuring or bankruptcy filings that may entail a substantial reduction in the interest rate, deferral of payments and/or a substantial write-down of the principal of a loan or conversion of some or all of the debt to equity. Additional costs associated with these activities may reduce returns.

Unitranche Loans [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Unitranche
Loans.
Unitranche loans provide leverage levels comparable to a combination of first lien and second lien or subordinated loans. From the perspective of a lender, in addition to making a single loan, a unitranche loan may allow the lender to choose to participate in the “first out” tranche, which will generally receive priority with respect to payments of principal, interest and any other amounts due, or to choose to participate only in the “last out” tranche, which is generally paid after the “first out” tranche is paid. The Fund intends to participate in “first out” and “last out” tranches of unitranche loans and make single unitranche loans.

Investments in Middle-Market Companies [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Investments in Middle-Market Companies.
Investments in middle-market companies such as those that the Fund may invest in, wh
ile often presenting greater opportunities for growth, may also entail larger risks than are customarily associated with investments in large companies. Middle-market companies may have more limited product lines, capitalization, markets and financial resources, and may be dependent on a smaller management group. As a result, such companies may be more vulnerable to general economic trends and to specific changes in markets and technology. In addition, future growth may be dependent on additional financing, which may not be available on acceptable terms when required. Furthermore, there is ordinarily a more limited marketplace for the sale of interests in smaller, private companies, which may make realizations of gains more difficult, by requiring sales to other private investors. In addition, the relative illiquidity of investments held by closed-end
funds
generally, and the somewhat greater illiquidity of
closed-end
fund investments in middle-market companies, could make it difficult for the Fund to react quickly to negative economic or political developments.

Investments in Less Established Companies [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Investments in Less Established Companies.
The Fund may invest a portion of its assets in the securities of less established companies. Certain of the investments may be in businesses with little or no operating history. Investments in such early-stage growth companies may involve greater risks than are generally associated with investments in more established companies. To the extent there is any public market for the securities held by the Fund, such securities may be subject to more abrupt and erratic market price movements than those of larger, more established companies. Less established companies tend to have lower capitalizations and fewer resources and are, therefore, often more vulnerable to financial failure. Such companies also may have shorter operating histories on which to judge future performance and in many cases, if operating, will have negative cash flow. There can be no assurance that any such losses will be offset by gains (if any) realized on the Fund’s other investments. In addition, less mature companies could be deemed to be more susceptible to irregular accounting or other fraudulent practices. In the event of fraud by any company in which the Fund invests, the Fund may suffer a partial or total loss of capital invested in that company.
The Fund may invest in issuers that: (i) have little or no operating history, (ii) offer services or products that are not yet ready to be marketed, (iii) are operating at a loss or have significant fluctuations in operating results, (iv) are engaged in a rapidly changing business, or (v) need substantial additional capital to set up internal infrastructure, hire management and personnel, support expansion or achieve or maintain a competitive position. Such issuers may face intense competition, including competition from companies with greater financial resources, more extensive capabilities and a larger number of qualified managerial and technical personnel.

High Yield Debt [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
High Yield Debt.
The Fund may invest in debt securities that may be classified as “higher-yielding” (and, therefore, higher-risk) debt securities (also known as “junk bonds”). In most cases, such debt will be rated below “investment grade” or will be unrated and will face both ongoing uncertainties and exposure to adverse business, financial or economic conditions and the issuer’s failure to make timely interest and principal payments. High yield securities are often issued by companies without long track records of earnings or sales or by companies with lesser credit profiles. The market for high yield securities (junk bonds) has experienced periods of volatility and reduced liquidity. High yield securities (junk bonds) may or may not be subordinated to certain other outstanding securities and obligations of the issuer, which may be secured by all or substantially all of the issuer’s assets. High yield securities (junk bonds) may also not be protected by financial covenants or limitations on additional indebtedness. The market values of certain of these debt securities may reflect individual corporate developments. General economic recession or a major decline in the demand for products and services in the industry in which the borrower operates would likely have a materially adverse impact on the value of such securities or could adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon and increase the incidence of default of such securities. In addition, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the value and liquidity of these high yield debt securities (junk bonds).

Distressed Credit Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Distressed Credit Investments.
The Fund’s distressed credit investments (
e.g.
, investments in defaulted,
out-of-favor
or distressed bank loans and debt and equity securities) are inherently speculative and are subject to a high degree of risk. Companies experiencing financial distress are often those operating at a loss or with substantial variations in operating results from period to period. Companies experiencing financial distress may be involved in insolvency proceedings and have the need for substantial additional capital to support continued operations or to improve their financial condition and may have very high amounts of leverage. Distressed companies typically are in default under, or have a significant risk of an inability to service, their debt obligations, especially during an economic downturn or periods of rising interest rates, may have more difficulty making scheduled payments of principal and interest than issuers of higher rated investments, may not have access to more traditional methods of financing and may be unable to repay debt by refinancing. Investments in distressed companies may be premised on a turnaround strategy. If turnarounds are not achieved, these companies could experience failures or substantial declines in value, and the Fund may not be able to divest itself of such unprofitable investments in a timely fashion or at all. Additionally, turnarounds may not be achieved within the contemplated investment horizons.

The value of distressed instruments tends to be more volatile and may have an increased price sensitivity to changing interest rates and adverse economic and business developments than other securities or instruments. Distressed credit investments are often more sensitive to company-specific developments and changes in economic conditions than other securities. Furthermore, distressed debt instruments are often unsecured and may be subordinated to senior debt. In the event of default, the Fund may incur additional expenses to seek recovery or to negotiate new terms with a defaulting issuer. Accordingly, an investment in the Fund should only be considered by persons who can aff
ord a loss of their entire investment.

Limited Amortization Requirements [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Limited Amortization Requirements.
The Fund may invest in loans that have limited mandatory amortization requirements. While these loans may obligate an issuer to repay the loan out of asset sale proceeds, with annual excess cash flow or by refinancing upon maturity, repayment requirements may be subject to substantial limitations that would allow an issuer to retain such asset sale proceeds or cash flow, thereby extending the expected weighted average life of the investment. In addition, a low level of amortization of any debt over the life of the investment may increase the risk that an issuer will not be able to repay or refinance the loans held by the Fund when it matures.

Securities on a When-Issued or Forward Commitment Basis [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Securities on a When-Issued or Forward Commitment Basis.
The Fund may purchase securities on a “when-issued” basis and may purchase or sell securities on a “forward commitment” basis to acquire the security or to hedge against anticipated changes in interest rates and prices. When such transactions are negotiated, the price is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. When-issued securities and forward commitments may be sold prior to the settlement date, but the Fund will enter into when-issued and forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. If the Fund disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it might incur a gain or loss. There is always a risk that the securities may not be delivered and that the Fund may incur a loss. Settlements in the ordinary course, which may take substantially more than five business days, are not treated by the Fund as when-issued or forward commitment transactions. The settlements of secondary market purchases of senior loans in the ordinary course, on a settlement date beyond the period expected by loan market participants are subject to delayed compensation. Furthermore, the purchase of a senior loan in the secondary market is typically negotiated and finalized pursuant to a binding trade confirmation, and therefore, the risk of non-delivery
of the security to the Fu
nd
is reduced or eliminated when compared with such risk when investing in when-issued or forward commitment securities.

Equity Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Equity Investments.
When the Fund invests in senior secured loans or mezzanine loans, it may acquire equity securities as well. In addition, the Fund may invest directly in the equity securities of issuers. The Fund’s goal is ultimately to dispose of such equity interests and realize gains upon its disposition of such interests. However, the equity interests received may not appreciate in value and, in fact, may decline in value. Accordingly, the Fund may not be able to realize gains from its equity interests, and any gains that it does realize on the disposition of any equity interests may not be sufficient to offset any other losses experienced.

Stocks and other equity securities fluctuate in price and the value of the Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments.
The
prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.

Investments in Publicly Traded Companies [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Investments in Publicly Traded Companies.
The Fund’s investment portfolio may contain securities or instruments issued by publicly-held companies. Such investments may subject the Fund to risks that differ in type or degree from those involved with investments in privately-held companies. Such risks include, without limitation, greater volatility in the valuation of such companies, increased obligations to disclose information regarding such companies, limitations on the ability of the Fund to dispose of such securities or instruments at certain times, increased likelihood of shareholder litigation against such companies’ board members (which may include members of the Adviser) and increased costs associated with each of the aforementioned risks.
In addition, in respect of the Fund’s publicly traded debt investments, the Fund will not obtain financial covenants or other contractual rights, including management rights, that it might otherwise be able to obtain in making privately-negotiated investments. Moreover, the Fund may not have the same access to information in connection with investments in public securities, either when investigating a potential investment or after making an investment, as compared to privately-negotiated investments. Furthermore, the Fund may be limited in its ability to make investments, and to sell existing investments, in public securities because the Adviser may be deemed to have material, nonpublic information regarding the issuers of those securities or as a result of other internal policies.

Prepayment Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Prepayment Risk.
Prepayment risk relates to the early repayment of principal on a loan or debt security. Loans are generally callable at any time, and certain loans may be callable at any time at no premium to par. The Adviser is generally unable to predict the rate and frequency of such repayments. Whether a loan is called will depend both on the continued positive performance of the issuer and the existence of favorable financing market conditions that allow such issuer the ability to replace existing financing with less expensive capital. As market conditions change frequently, the Adviser will often be unable to predict when, and if, this may be possible for each of the Fund’s issuers. Having the loan or other debt instrument called early may have the effect of reducing the Fund’s actual investment income below its expected investment income if the capital returned cannot be invested in transactions with equal or greater yields.

Investments in Highly Leveraged Issuers [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Investments in Highly Leveraged Issuers.
The Fund’s investments are expected to include investments in issuers whose capital structures have significant leverage (including substantial leverage senior to the Fund’s investments), a considerable portion of which may be at floating interest rates. The leveraged capital structure of such issuers will increase their exposure to adverse economic factors such as rising interest rates, downturns in the economy or further deteriorations in the financial condition of the issuer or its industry. This leverage may result in more serious adverse consequences to such companies (including their overall profitability or solvency) in the event these factors or events occur than would be the case for less leveraged issuers. In using leverage, these issuers may be subject to terms and conditions that include restrictive financial and operating covenants, which may impair their ability to finance or otherwise pursue their future operations or otherwise satisfy additional capital needs. Moreover, rising interest rates may significantly increase the issuers or project’s interest expense, or a significant industry downturn may affect a company’s ability to generate positive cash flow, in either case causing an inability to service outstanding debt. The Fund’s investments may be among the most junior financing in an issuer’s capital structure. In the event such issuer cannot generate adequate cash flow to meet debt obligations, the company may default on its loan agreements or be forced into bankruptcy resulting in a restructuring or liquidation of the company, and the Fund, particularly in light of the subordinated and/or unsecured position of the Fund’s investments, may suffer a partial or total loss of cap it
al invested in the company, which could adversely affect the return of the Fund.

Investments in Restructurings [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Investments in Restructurings.
The Fund may invest in restructurings that involve, or otherwise invest in the debt securities of, companies that are experiencing or are expected to experience severe financial difficulties. These severe financial difficulties may never be overcome and may cause such companies to become subject to bankruptcy proceedings. The return on investment sought or targeted b
y t
he Fund in any investment in a restructuring may depend

upon the restructuring progressing in a particular manner or resulting in a particular outcome (including regarding the conversion or repayment of the Fund’s investments). There can be no assurance that any such outcome, development or result will occur or be successful and, as a result, the premise underlying the Fund’s investment may never come to fruition and the Fund’s returns may be adversely affected. Investments in restructurings could, in certain circumstances, subject the Fund to certain additional potential liabilities that may exceed the value of the Fund’s original investment therein. For instance, under certain circumstances, payments to the Fund and distributions to Shareholders may be reclaimed if any such payment or distribution is later determined to have been a fraudulent conveyance, preferential payment or similar transaction under applicable bankruptcy and insolvency laws. Furthermore, investments in restructurings may be adversely affected by statutes relating to, among other things, fraudulent conveyances, voidable preferences, lender liability and the court’s discretionary power to disallow, subordinate or disenfranchise particular claims or characterize investments made in the form of debt as equity contributions. For certain restructurings, the Fund may utilize blocker corporations, which may incur federal and state income taxes. In restructurings, whether constituting liquidation (both in and out of bankruptcy) and other forms of corporate reorganization, there exists the risk that the restructuring either will be unsuccessful (due to, for example, failure to obtain requisite approvals), will be delayed (for example, until various liabilities, actual or contingent, have been satisfied) or will result in a distribution of cash or a new security or instrument the value of which will be less than the purchase price to the Fund of the security in respect to which such distribution was made. The Fund may not be “hedged” against market fluctuations, or, in liquidation situations, may not accurately value the assets of the company being liquidated. This can result in losses, even if the proposed restructuring is consummated. Under certain circumstances, a lender that has inappropriately exercised control of the management and policies of a debtor may have its claims subordinated or disallowed, or may be found liable for damages suffered by parties as a result of such actions.
When a company seeks relief under the U.S. Bankruptcy Code (or has a petition filed against it), an automatic stay prevents all entities, including creditors, from foreclosing or taking other actions to enforce claims, perfect liens or reach collateral securing such claims. Creditors who have claims against the company prior to the date of the bankruptcy filing must petition the court to permit them to take any action to protect or enforce their claims or their rights in any collateral. Such creditors may be prohibited from doing so if the court concludes that the value of the property in which the creditor has an interest will be “adequately protected” during the proceedings. If the Bankruptcy Court’s assessment of adequate protection is inaccurate, a creditor’s collateral may be wasted without the creditor being afforded the opportunity to preserve it. Thus, even if the Fund holds a secured claim, it may be prevented from collecting the liquidation value of the collateral securing its debt, unless relief from the automatic stay is granted by the court. Bankruptcy proceedings are inherently litigious, time consuming, highly complex and driven extensively by facts and circumstances, which can result in challenges in predicting outcomes. The equitable power of bankruptcy judges also can result in uncertainty as to the ultimate resolution of claims.
Security interests held by creditors are closely scrutinized and frequently challenged in bankruptcy proceedings and may be invalidated for a variety of reasons. For example, security interests may be set aside because, as a technical matter, they have not been perfected properly under the Uniform Commercial Code or other applicable law. If a security interest is invalidated, the secured creditor loses the value of the collateral and because loss of the secured status causes the claim to be treated as an unsecured claim, the holder of such claim will almost certainly experience a significant loss of its investment. There can be no assurance that the security interests securing the Fund’s claims will not be challenged vigorously and found defective in some respect, or that the Fund will be able to prevail against the challenge.
Moreover, debt may be disallowed or subordinated to the claims of other creditors if the creditor is found guilty of certain inequitable conduct resulting in harm to other parties with respect to the affairs of a company filing for protection from creditors under the U.S. Bankruptcy Code. Creditors’ claims may be treated as equity if they are deemed to be contributions to capital, or if a creditor attempts to control the outcome of the business affairs of a company prior to its filing under the U.S. Bankruptcy Code. Serving on an official or unofficial creditors’ committee, for example, increases the possibility that the Fund will be deemed an “insider” or a “fiduciary” of an issuer it has so assisted and may increase the possibility that the Bankruptcy Court would invoke the doctrine of “equitable subordination” with respect to any claim or equity interest held by the Fund in such issuer and subordinate any such claim or equity interest in whole or in part to other claims or equity interests in such issuer. Claims of equitable subordination may also arise outside of the context of the Fund’s committee activities. If a creditor is found to have interfered with a company’s affairs to the detriment of other creditors or shareholders, the creditor may be held liable for damages to injured parties. While the Fund will attempt to avoid taking the types of action that would lead to equitable subordination or creditor liability, there can be no assurance that such claims will not be asserted or that the Fund will be able to successfully defend against them. In addition, if representation of a creditors’ committee of an issuer causes the Fund or the Adviser to be deemed an affiliate of such issuer, the securities of such issuer held by the Fund may become restricted securities, which are not freely tradable.
While the challenges to liens and debt described above normally occur in a bankruptcy proceeding, the conditions or conduct that would lead to an attack in a bankruptcy proceeding could in certain circumstances result in actions brought by other creditors of the debtor, shareholders of the debtor or even the debtor itself in other state or U.S. federal proceedings, including pursuant to state fraudulent transfer laws. As is the case in a bankruptcy proceeding, there can be no assurance that such claims will not be asserted or that the Fund will be able to defend against them successfully. To the extent the Fund assumes an active role in any legal proceeding involving the debtor, the Fund may be prevented from disposing of securities or instruments issued by the debtor due to the Fund’s possession of material, non-public
information concerning the debtor.
From time to time, the Fund may invest in or extend loans to companies that have filed for protection under Chapter 11 of the U.S. Bankruptcy Code. These debtor-in-possession
or “DIP” loans are most often revolving working-capital facilities put into place at the outset of a Chapter 11 case to provide the debtor with both immediate cash and the ongoing working capital that will be required during the reorganization process. While such loans are generally less risky than many other types of loans as a result of their seniority in the debtor’s capital structure and because their terms have been approved by a federal bankruptcy court order, it is possible that the debtor’s reorganization efforts may fail and the proceeds of the ensuing liquidation of the DIP lender’s collateral might be insufficient to repay in full the DIP loan.
In addition, issuers located in
non-U.S.
jurisdictions may be involved in restructurings, bankruptcy proceedings and/or reorganizations that are not subject to laws and regulations that are similar to the U.S. Bankruptcy Code and the rights of creditors afforded in U.S. jurisdictions. To the extent such
non-U.S.
laws and regulations do not provide the Fund with equivalent rights and privileges necessary to promote and protect its interest in any such proceeding, the Fund’s investments in any such issuer may be adversely affected. For example, bankruptcy law and process in a
non-U.S.
jurisdiction may differ substantially from that in the United States, resulting in greater uncertainty as to the rights of creditors, the enforceability of such rights, reorganization timing and the classification, seniority and treatment of claims. In certain developing countries, although bankruptcy laws have been enacted, the process for reorganization remains highly uncertain.

Non-Performing Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Non-Performing
Investments.
The Fund’s portfolio may include investments whose underlying collateral are
“non-performing”
and that are typically highly leveraged, with significant burdens on cash flow and, therefore, involve a high degree of financial risk. During an economic downturn or recession, securities of financially troubled or operationally troubled issuers are more likely to go into default than securities or instruments of other issuers. Securities or instruments of financially troubled issuers and operationally troubled issuers are less liquid and more volatile than securities or instruments of companies not experiencing financial difficulties. Investment, directly or indirectly, in the financially and/or operationally troubled issuers involves a high degree of credit and market risk. These difficulties may never be overcome and may cause borrowers to become subject to bankruptcy or other similar administrative proceedings. There is a possibility that the Fund may incur substantial or total losses on its investments and in certain circumstances, subject the Fund to certain additional potential liabilities that may exceed the value of the Fund’s original investment therein.

Risks of Certain Non-U.S. Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks of Certain
Non-U.S.
Investments.
The Fund expects to invest a portion of its aggregate commitments outside of the United States.
Non-U.S.
securities or instruments involve certain factors not typically associated with investing in U.S. securities or instruments, including risks relating to (i) currency exchange matters, including fluctuations in the rate of exchange between the U.S. dollar and the various
non-U.S.
currencies in which the Fund’s
non-U.S.
investments are denominated, and costs associated with conversion of investment principal and income from one currency into another; (ii) differences in conventions relating to documentation, settlement, corporate actions, stakeholder rights and other matters; (iii) differences between the U.S. and
non-U.S.
securities markets, including higher rates of inflations, higher transaction costs and potential price volatility in, and relative illiquidity of, some
non-U.S.
securities markets; (iv) the absence of uniform accounting, auditing, corporate governance, recordkeeping and financial reporting standards, practices and disclosure requirements and less governmental supervision and regulation in some countries; (v) certain economic, social and political risks, including potential exchange control regulations and restrictions on
non-U.S.
investment and repatriation of capital, the risks of political, economic or social instability (including, for example, regional and global conflict), including the risk of sovereign defaults, and the possibility of expropriation or confiscatory taxation and adverse economic and political development; (vi) the possible imposition of
non-U.S.
taxes on income and gains recognized with respect to such securities or instruments; (vii) differing, and potentially less well developed or well-tested, laws regarding creditor’s rights (including the rights of secured parties), corporate governance, fiduciary duties and the protection of investors; (viii) difficulty in enforcing contractual obligations; (ix) differences in the legal and regulatory environment or enhanced legal and regulatory compliance; (x) reliance on a more limited number of commodity inputs, service providers and/or distribution mechanisms; (xi) political hostility to investments by foreign or private investment fund investors; and (xii) less publicly available information.
In addition, the Fund’s investments in the debt of issuers located in certain
non-U.S.
jurisdictions may be adversely affected as a result of the ownership or control of an equity stake in such issuers by the Adviser and/or its affiliates. For example, in certain circumstances, the Fund could be subject to German “equity substitution rules” (similar to equitable subordination in the United States) if an issuer in which the Fund holds a debt investment and in which the Adviser and/or its affiliates holds an equity investment was to become insolvent. In such case, among other things, (i) the Fund may not be able to enforce its rights with respect to collateral, if any, (ii) the debt held by the Fund may be subordinated and (iii) the receiver may be entitled to reclaim amounts paid to the Fund within one year of the filing for commencement of insolvency proceedings or thereafter. The laws of other
non-U.S.
jurisdictions in which the Fund may seek to invest may have rules similar to Germany’s “equity substitution rules” discussed above, and the consequences to the Fund with respect to such rules may be more or less severe. Moreover, additional laws and regulations in
non-U.S.
jurisdictions in which the Fund may invest may affect the Fund’s investments in such jurisdictions in a manner that differs adversely from the results that would occur under U.S. laws and regulations applied to similar facts.
Additionally, the Fund may be less influential than other market participants in jurisdictions where it or the Adviser do not have a significant presence. The Fund may be subject to additional risks, which include possible adverse political and economic development (such as government expropriation, excessive taxation or economic sanctions), possible seizure or nationalization of
non-U.S.
deposits and possible adoption of governmental restrictions which might adversely affect the payment of principal and interest to investors located outside the country of the issuer, whether from currency blockage or otherwise. Furthermore, some of the securities may be subject to brokerage taxes levied by governments, which has the effect of increasing the cost of such investment and reducing the realized gain or increasing the realized loss on such securities at the time of sale. There can also be difficulty obtaining and enforcing judgments against issuers in
non-U.S.
jurisdictions. While the Adviser intends, where deemed appropriate, to seek to manage the Fund in a manner that will minimize exposure to the foregoing risks and will take these factors into consideration in making investment decisions for the Fund, there can be no assurance that adverse developments with respect to such risks will not adversely affect the assets of the Fund that are held in certain countries.

Foreign Currency Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Foreign Currency Risks.
A significant portion of the Fund’s investments (and the income and gains received by the Fund in respect of such investments) may be denominated in currencies other than the U.S. dollar. However, the books of the Fund will be maintained, and contributions to and distributions from the Fund will generally be made, in U.S. dollars. Accordingly, changes in foreign currency exchange rates and exchange controls may materially adversely affect the value of the investments and the other assets of the Fund. For example, any significant depreciation in the exchange rate of the euro, or any other currency in which the Fund makes investments, against the U.S. dollar, could adversely affect the value of dividends or proceeds on investments denominated in the Euro or such other currencies. In addition, the Fund may incur costs, which may be significant, in connection with the conversion of various currencies relating to the purchase and sale of securities valued in currencies other than the U.S. dollar, and may incur expenses from currency restrictions, exchange control regulation and/or government restrictions that limit or otherwise delay the Fund’s ability to convert currencies.

Currency Hedging Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Currency Hedging Risk.
The Adviser may seek to hedge all or a portion of the Fund’s foreign currency risk. For example, the Fund may enter into foreign currency forward contracts to reduce the Fund’s exposure to foreign currency exchange rate fluctuations in the value of foreign currencies. In a foreign currency forward contract, the Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined
price at a future date. Forward foreign currency contracts are marked-to-market
at the applicable forward rate. There is no guarantee that it will be practical to hedge currency risks or that any efforts to do so will be successful. The use of foreign currency forward contracts is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments, and there is no guarantee that the use of foreign currency forward contracts will achieve their intended result. If the Adviser is incorrect in its expectation of the timing or level of fluctuation in securities prices, currency prices or other variables, the use of foreign currency forward contracts could result in losses, which in some cases may be significant. A lack of correlation between changes in the value of foreign currency forward contracts and the value of the portfolio assets (if any) being hedged could also result in losses
.

Use of Leverage: Risk of Borrowing by the Fund [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Use of Leverage: Risk of Borrowing by the Fund.
The Fund currently employs leverage through secured credit facilities to achieve its investment objective and may consider other potential uses in the future. The Fund’s willingness to use leverage, and the extent to which leverage is used at any time, will depend on many factors, including the Adviser’s assessment of the yield curve environment, interest rate trends, market conditions and other factors.
Additionally, the Fund utilizes leverage through its outstanding MRP Shares. Under the 1940 Act, the Fund is permitted to incur greater effective leverage through the use of preferred stock than through the use of debt. As a result of the Fund’s issuance of the MRP Shares, the risk of the Fund incurring additional losses from its use of leverage is further heightened. The Fund may also choose to add leverage through the issuance of additional Preferred Shares. All costs and expenses relating to the issuance and ongoing maintenance of Preferred Shares is borne by the Fund, and these costs and expenses may be significant. So long as the rate of return, net of applicable Fund expenses, on the investments purchased by the Fund exceeds the dividend rates payable on the Preferred Shares together with the costs to the Fund of other leverage it utilizes, the investment of the Fund’s assets attributable to leverage will generate more income than will be needed to pay the costs of the leverage. If so, and all other things being equal, the excess may be used to pay higher dividends to Shareholders than if the Fund were not so leveraged. The use of leverage has the potential to magnify losses versus funds that do not employ leverage.
The Fund may incur permanent, Fund-level leverage including through, but not limited to, bridge, subscription, asset-backed facilities, financing transactions from prime brokers or custodians, short-sales and/or related to the Fund’s hedging activities. Borrowings by the Fund will further diminish returns (or increase losses on capital) to the extent overall returns are less than the Fund’s cost of funds. Such debt exposes the Fund to refinancing, recourse and other risks. As a general matter, the presence of leverage can accelerate losses.
Subject to prevailing market conditions, the Fund may add financial leverage if, immediately after such leveraging, it would have asset coverage (as defined in the 1940 Act) of 300% or more (for leverage obtained through debt) or 200% or more (for leverage obtained through preferred stock). For example, if the Fund has $100 in Net Assets, it may utilize leverage through obtaining debt of up to $50, resulting in $150 in total assets (or 300% asset coverage). In addition, if the Fund has $100 in Net Assets, it may issue $100 in Preferred Shares, resulting in $200 in total assets (or 200% asset coverage). The Fund may use leverage opportunistically and may choose to increase or decrease its leverage, or use different types or combinations of leveraging instruments, at any time based on the Fund’s assessment of market conditions and the investment environment.
Under the 1940 Act, the Preferred Shares the Fund issues, including the MRP Shares, will constitute a “senior security” for purposes of the 200% asset coverage test. In addition, while any senior securities remain outstanding, the Fund will be required to make provisions to prohibit any dividend distribution to the Fund’s Shareholders or the repurchase of such securities or Shares unless the Fund meets the applicable asset coverage ratios at the time of the distribution or repurchase. The Fund is also permitted to borrow amounts up to 5% of the value of the Fund’s total assets for temporary purposes without regard to asset coverage, which borrowings would not be considered senior securities, provided that any such borrowings in excess of 5% of the value of the Fund’s total assets would be subject to the asset coverage ratio requirements of the 1940 Act, even if for temporary purposes.
The Fund’s ability to utilize leverage is also limited by asset coverage requirements and other guidelines imposed by the terms of the Preferred Shares and are imposed by rating agencies that provide ratings for the Preferred Shares which are more restrictive than the limitations imposed by the 1940 Act noted above. Accordingly, any decline in the NAV of the Fund’s investments could result in the risk that the Fund will fail to meet its asset coverage requirements for any such Preferred Shares. Under certain circumstances, the Fund’s current investment income might not be sufficient to meet the dividend requirements on any Preferred Shares outstanding. In order to address these types of events, the Fund might need to liquidate investments in order to fund a redemption of some or all of Preferred Shares.

Liquidation at times of adverse economic conditions may result in a loss to the Fund. At other times, these liquidations may result in gain at the Fund level and thus in additional taxable distributions to Shareholders.
The Fund may elect to use borrowings, reverse repurchase agreements and the leverage potentially incurred in securities lending, together with any other senior securities representing indebtedness, by requiring asset coverage (as defined in the 1940 Act) immediately after any leveraging of 300% or more.
The Adviser expects that the Fund’s borrowings may ultimately be secured with a security interest in investments. In times of adverse market conditions, the Fund may be required to post additional collateral which could affect the Fund’s liquidity.
Subject to certain exceptions, the Fund is required to trade derivatives and other transactions that create future payment or delivery obligations (except reverse repurchase agreements and similar financing transactions if the Fund has elected to treat them as indebtedness) subject to a limit on notional derivatives exposure as a limited derivatives user or subject to a value-at-risk
(“VaR”) leverage limit and certain derivatives risk management program and testing requirements and requirements related to board reporting. These requirements may limit the ability of the Fund to invest in derivatives, short sales and similar financing transactions, limit the Fund’s ability to employ certain strategies that use these instruments and/or adversely affect the Fund’s efficiency in implementing its strategy, liquidity and/or ability to pursue its investment objectives.
Leverage creates several major types of risks for Shareholders, including: (i) the likelihood of greater volatility of NAV of Shares, and of the investment return to Shareholders, than a comparable portfolio without leverage; (ii) the possibility either that Share distributions will fall if the interest and other costs of leverage rise, or that distributions paid on Shares will fluctuate because such costs vary over time; (iii) the effects of leverage in a declining market or a rising interest rate environment, as leverage is likely to cause a greater decline in the NAV of the Shares than if the Fund were not leveraged; (iv) to the extent that Fund revenues are required to meet principal payments or Preferred Share dividends, Shareholders may be allocated income (and therefore tax liability) in excess of cash distributed; and (v) in certain circumstances, the Fund may be required to dispose of investments at a loss or otherwise on unattractive terms in order to service its debt obligations or meet its debt covenants. In addition, in connection with one or more credit facilities entered into by the Fund and any Preferred Shares, distributions to Shareholders may be subordinated to payments required in connection with any indebtedness contemplated thereby. Furthermore, payment of future distributions is subject to meeting the covenants under any credit facilities and the asset coverage requirements of the 1940 Act. There can be no assurance that the Fund will have sufficient cash flow to meet its debt service obligations. As a result, the Fund’s exposure to foreclosure and other losses may be increased due to the illiquidity of its investments.
In addition, the Fund may need to refinance its outstanding debt as it matures. There is a risk that the Fund may not be able to refinance existing debt or that the terms of any refinancing may not be as favorable as the terms of the existing loan agreements. If prevailing interest rates or other factors at the time of refinancing result in higher interest rates upon refinancing, then the interest expense relating to that refinanced indebtedness would increase. These risks could adversely affect the Fund’s financial condition, cash flows and the return on its investments.
With respect to any asset-backed facility entered into by the Fund (or an affiliate thereof), a decrease in the market value of the Fund’s investments (due to market conditions, the fair valuation of the Fund’s investments or otherwise) would increase the effective amount of leverage and could result in the possibility of a violation of certain financial covenants pursuant to which the Fund must either repay the borrowed funds to the lender. Liquidation of the Fund’s investments at an inopportune time in order to satisfy such financial covenants could adversely impact the performance of the Fund and could, if the value of its investments had declined significantly, cause the Fund to lose all or a substantial amount of its capital. In the event of a sudden, precipitous drop in the value of the Fund’s assets, the Fund might not be able to dispose of assets quickly enough to pay off its debt resulting in a foreclosure or other total loss of some or all of the pledged assets. Fund-level debt facilities typically include other covenants such as, but not limited to, covenants against the Fund incurring or being in default under other recourse debt, including certain Fund guarantees of asset level debt, which, if triggered could cause adverse consequences to the Fund if it is unable to cure or otherwise mitigate such breach.

Change of Law Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Change of Law Risk.
Government counterparties or agencies may have the discretion to change or increase regulation of a portfolio investment’s operations or implement laws or regulations affecting the portfolio investment’s operations, separate from any contractual rights it may have. A portfolio investment also could be materially and adversely affected as a result of statutory or regulatory changes or judicial or administrative interpretations of existing laws and regulations that impose more comprehensive or stringent requirements on such portfolio company. Governments have considerable discretion in implementing regulations and tax reform, including, for example, the possible imposition or increase of taxes on income earned by a portfolio company or gains recognized by the Fund on its investment in such portfolio company, that could impact a portfolio company’s business as well as the Fund’s return on investment with respect to such portfolio company.

Force Majeure Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Force Majeure Risk.
Issuers may be affected by force majeure events (
i.e.
, events beyond the control of the party claiming that the event has occurred, including, without limitation, acts of God, fire, flood, earthquakes, outbreaks of an infectious disease, pandemic or any other serious public health concern, war, terrorism and labor strikes). Some force majeure events may adversely affect the ability of a party (including an issuer or a counterparty to the Fund or an issuer) to perform its obligations until it is able to remedy the force majeure event. In addition, the cost to an issuer or the Fund of repairing or replacing damaged assets resulting from such force majeure event could be considerable. Certain force majeure events (such as war or an outbreak of an infectious disease) could have a broader negative impact on the world economy and international business activity generally, or in any of the countries in which the Fund may invest specifically. Additionally, a major governmental intervention into industry, including the nationalization of an industry or the assertion of control over one or more issuers or its assets, could result in a loss to the Fund, including if its investment in such issuer is canceled, unwound or acquired (which could be without what the Fund considers to be adequate compensation). Any of the foregoing may therefore adversely affect the performance of the Fund and its investments.

Terrorist Activities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Terrorist Activities.
Terrorist attacks have caused instability in global financial markets and may generate global economic instability. Additionally, governmental responses to terrorist attacks (or threats thereof), such as economic sanctions, trade restrictions, heightened regulatory requirements, emergency legislation and/or the imposition of martial law or states of emergency, may contribute to instability in the financial markets and give rise to additional risks and uncertainties. The continued threat of terrorism and the impact of governmental, military or other action could affect the Fund’s financial results.

Volatility of Commodity Prices [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Volatility of Commodity Prices
.
The performance of c
er
tain of the Fund’s investments may be substantially dependent upon prevailing prices of electricity, oil, natural gas, natural gas liquids, coal and other commodities (such as metals)

and the differential between prices of specific commodities that are a primary factor in the profitability of certain conversion activities such as petroleum refining (“crack spread”) and power generation (“spark spread”). Commodity prices have been, and are likely to continue to be, volatile and subject to wide fluctuations in response to any of the following factors: (i) relatively minor changes in the supply of and demand for electricity or such other commodities; (ii) market uncertainty and the condition of various economies (including interest rates, levels of economic activity, the price of securities and the participation by other investors in the financial markets); (iii) political conditions in the United States and other project locations; (iv) the extent of domestic production and importation of oil, natural gas, natural gas liquids, coal or metals in certain relevant markets; (v) the foreign supply of oil, natural gas and metals; (vi) the prices of foreign imports; (vii) the level of consumer demand; (viii) the price and availability of alternative electric generation options; (ix) the price of steel and the outlook for steel production; (x) pandemics, wars and military conflicts, sanctions, tariffs, export controls and other trade policies and weather conditions; (xi) the competitive position of electricity, ethanol/biodiesel, oil, gas or coal as a source of energy as compared with other energy sources; (xii) the industry-wide or local refining, transportation or processing capacity for natural gas or transmission capacity for electric energy; (xiii) the effect of United States and
non-U.S.
federal, state and local regulation on the production, transportation and sale of electric energy and other commodities; (xiv) breakthrough technologies (such as improved storage or clean coal technologies) or government subsidies, tax credits or other support that allow alternative fuel generation projects to produce more reliable electric energy or lower the cost of such production compared to natural gas fueled electric generation projects; (xv) with respect to the price of oil, actions of the Organization of Petroleum Exporting Countries; or (xvi) the expected consumption of coking coal in steel production. While the Adviser will endeavor to take into account existing and anticipated
future applicable greenhouse gas regulation in its investment decisions, changes in the regulation of greenhouse gases could impact an investment or make future investments undesirable.

Regulatory Approvals [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Regulatory Approvals.
The Fund may invest in portfolio companies believed to have obtained all material United States federal, state, local or
non-U.S.
approvals, if any, required as of the date thereof to acquire and operate their facilities. In addition, the Fund may be required to obtain the consent or approval of applicable regulatory authorities in order to acquire or hold certain ownership positions in portfolio companies. A portfolio company could be materially and adversely affected as a result of statutory or regulatory changes or judicial or administrative interpretations of existing laws and regulations that impose more comprehensive or stringent requirements on such portfolio company. For example, in the case of oil and gas drilling, handling and transportation, such activities are extensively regulated, and statutory and regulatory requirements may include those imposed by energy, zoning, environmental, health, safety, labor and other regulatory or political authorities. Moreover, additional regulatory approvals, including without limitation, renewals, extensions, transfers, assignments, reissuances or similar actions, may become applicable in the future due to a change in laws and regulations, a change in the companies’ customers or for other reasons. There can be no assurance that a portfolio company will be able to (i) obtain all required regulatory approvals that it does not have at the time of the Fund’s investment or that it may be required to have in the future; (ii) obtain any necessary modifications to existing regulatory approvals; or (iii) maintain required regulatory approvals. Delay in obtaining or failure to obtain and maintain in full force and effect any regulatory approvals, or amendments thereto, or delay or failure to satisfy any regulatory conditions or other applicable requirements could prevent operation of a facility or sales to or from third parties or could result in fines or additional costs to a portfolio company. Regulatory changes in a jurisdiction where a portfolio investment is located may make the continued operation of the portfolio investment infeasible or economically disadvantageous and any expenditures made to date by such portfolio investment may be wholly or partially written off. The locations of the portfolio investments may also be subject to government exercise of eminent domain power or similar events. Any of these changes could significantly increase the regulatory-related compliance and other expenses incurred by the portfolio investments and could significantly reduce or entirely eliminate any potential revenues generated by one or more of the portfolio investments, which could materially and adversely affect returns to the Fund.

Political and Societal Challenges [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Political and Societal Challenges.
Energy and energy-related infrastructure projects may be subject to siting requirements. Siting of energy projects is also frequently subject to regulation by applicable state, county and local authorities. For example, proposals to site an energy plant or engage in drilling activities in a particular location may be challenged by a number of parties, including special interest groups based on alleged security concerns, disturbances to natural habitats for wildlife and adverse aesthetic impacts, including the common “not in my backyard” phenomenon. Concerns regarding some of the techniques used in the extraction of shale gas in order to enhance recovery, such as the use of natural gas hydraulic fracturing (also known as “fracking”) may also arise, which may require governmental permits or approvals and which have recently been the subject of heightened environmental concerns and public opposition in some jurisdictions (as more fully described below). The failure of any portfolio investment to receive, renew or maintain any required permits or approvals or any inability to satisfy any requirement of any permits or approvals may result in in cr
eased compliance costs, the need for additional capital expenditures or a suspension of project operations.

Environmental Matters [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Environmental Matters.
Environmental laws, regulations and regulatory initiatives play a significant role in the electric power industry and can have a substantial impact on investments in this industry. For example, global initiatives to minimize pollution have played a major role in the increase in demand for natural gas and alternative energy sources, creating numerous new investment opportunities. Conversely, required expenditures for environmental compliance have adversely impacted investment returns in a number of segments of the industry. The electric power industry will continue to face considerable oversight from environmental regulatory authorities and significant influence from non-governmental
and special interest groups, and the Adviser will seek to evaluate carefully the expected impact of environmental compliance on all potential investments. The Fund may invest in portfolio companies that are subject to changing and increasingly stringent environmental and health and safety laws, regulations and permit requirements. There can be no guarantee that all costs and risks regarding compliance with environmental laws and regulations can be identified. New and more stringent environmental and health and safety laws, regulations and permit requirements or stricter interpretations of current laws or regulations could impose substantial additional costs on portfolio companies or potential investments. Compliance with such current or future environmental requirements does not ensure that the operations of the portfolio companies will not cause injury to the environment or people under all circumstances or that the portfolio companies will not be required to incur additional unforeseen environmental expenditures. In particular, the oil and gas industry, for example, is subject to environmental hazards, such as oil spills, natural gas leaks and ruptures, discharges of petroleum products and hazardous substances and historic disposal activities. These environmental hazards could expose the Fund’s investments to material liabilities for property damages, personal injuries or other environmental harm, including costs of investigating and remediating contaminated properties. Moreover, failure to comply with any regulatory or legal requirements could have a material adverse effect on a portfolio company, and there can be no assurance that portfolio companies will at all times comply with all applicable environmental laws, regulations and permit requirements. Past practices or future operations of portfolio companies could also result in material personal injury or property damage claims. Any noncompliance with these laws and regulations could subject the Fund and its properties to material administrative, civil or criminal penalties or other liabilities. Certain environmental laws and regulations may require that an owner or operator of an asset address prior environmental contamination, which could involve substantial cost. Such laws and regulations often impose liability without regard to whether the owner or operator knew of, or was responsible for, the release or presence of environmental contamination. The Fund may therefore be exposed to substantial risk of loss as a result of environmental claims against portfolio companies. Community and environmental groups may protest about the development or operation of power generation assets which may induce government action to the detriment of the Fund. Some of the most onerous environmental requirements regulate air emissions of pollutants and greenhouse gases; these requirements may particularly affect companies in the energy sector, and in particular in its power generation fragment.

Derivatives Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Derivatives Risks.
Generally, derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index, and may relate to individual debt or equity instruments, interest rates, currencies or currency exchange rates, commodities, related indexes and other assets. The Fund may, directly or indirectly, use various derivative instruments including, but not limited to, options contracts, futures contracts, forward contracts, options on futures contracts, indexed securities, credit default swaps, interest rate swaps and other swap agreements primarily for hedging and risk management purposes. The Fund may treat reverse repurchase agreements and similar financing transactions as derivatives. The Fund also may use derivative instruments for investment purposes and/or to approximate or achieve the economic equivalent of an otherwise permitted investment (as if the Fund directly invested in the securities, loans or claims of the subject portfolio company) or if such instruments are related to an otherwise permitted investment. The Fund’s use of derivative instruments involves investment risks and transaction costs to which the Fund would not be subject absent the use of these instruments and, accordingly, may result in losses greater than if they had not been used. The use of derivative instruments may have risks including, among others, leverage risk, market risk, volatility risk, duration mismatch risk, correlation risk, counterparty risk, market liquidity risk, fund liquidity risk and legal and operational risk. When used for hedging or synthetic investment purposes, an imperfect or variable degree of correlation between price movements of the derivative instrument and the underlying investment sought to be hedged or tracked may prevent the Fund from achieving the intended hedging effect or expose the Fund to the risk of loss. Derivative instruments, especially when traded in large amounts by the

Fund or other investors with a concentrated exposure, may not be liquid in all circumstances, so that in volatile markets the Fund may not be able to close out a position without incurring a loss. In addition, daily limits on price fluctuations and speculative position limits on exchanges on which the Fund may conduct its transactions in derivative instruments may prevent prompt liquidation of positions, subjecting the Fund to the potential of greater losses. Exchange-traded derivatives may experience increased settlement risk when trade volumes dramatically increase such that a futures commission merchant or options exchange may not be able to reconcile their positions in the ordinary course. This could cause a delay in calculation of the NAV of the Fund and result in losses. Derivative instruments that may be purchased or sold by the Fund may include instruments not traded on an exchange. Derivative instruments not traded on exchanges are also not subject to the same type of government regulation as exchange traded instruments, and many of the protections afforded to participants in an environment subject to exchange rules in addition to regulation may not be available in connection with such transactions. In addition, significant disparities may exist between “bid” and “asked” prices for derivative instruments that are not traded on an exchange. Additionally, when a company defaults or files for protection from creditors (
e.g.
, U.S. chapter 11 proceedings), the use of derivative instruments presents special risks associated with the potential imbalance between the derivatives market and the underlying securities market. In such a situation, physical certificates representing such securities may be required to be delivered to settle trades and the potential shortage of such actual certificates relative to the number of derivative instruments may cause the price of the actual certificated debt securities to rise, which may adversely affect the holder of such derivative instruments. The risk of nonperformance by the counterparty on such an instrument may be greater and the ease with which the Fund can dispose of or enter into closing transactions with respect to such an instrument may be less than in the case of an exchange traded instrument. The stability and liquidity of derivative investments depend in large part on the creditworthiness of the parties to the transactions. If there is a default by the counterparty to such a transaction, the Fund will under most normal circumstances have contractual remedies pursuant to the agreements related to the transaction. However, exercising such contractual rights may involve delays or costs which could result in a loss to the Fund. Furthermore, there is a risk that any of such counterparties could become insolvent. It should be noted that in purchasing derivative instruments, the Fund typically will not have the right to vote on matters requiring a vote of holders of the underlying investment. Moreover, derivative instruments, and the terms relating to the purchase, sale or financing thereof, are also typically governed by complex legal agreements. As a result, there is a higher risk of dispute over interpretation or enforceability of the agreements. It should also be noted that the regulation of derivatives is evolving in the United States and in other jurisdictions and is expected to increase, which could impact the Fund’s ability to transact in such instruments and the liquidity of such instruments. The Adviser may cause the Fund to take advantage of investment opportunities with respect to derivative instruments that are neither presently contemplated nor currently available, but which may be developed in the future, to the extent such opportunities are both consistent with the Fund’s investment objective and legally permissible. Any such investments may expose the Fund to unique and presently indeterminate risks, the impact of which may not be capable of determination until suc
h inst
ruments are developed and/or the Adviser determines to make such an investment.

Options and Futures Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Options and Futures Risk.
The Fund may utilize options and futures contracts and
so-called
“synthetic” options or other derivatives written by broker-dealers or other permissible intermediaries. Options transactions may be effected on securities exchanges or in the over-the-counter
(“OTC”) market. When options are purchased OTC, the Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and, in such cases, the Fund may have difficulty closing out its position. OTC options also may include options on baskets of specific securities.
The Fund may purchase call and put options on specific securities, and may write and sell covered or uncovered call and put options for hedging purposes in pursuing its investment objective. A put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security at a stated exercise price, typically at any time prior to the expiration of the option. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security at a stated exercise price, typically at any time prior to the expiration of the option. A covered call option is a call option with respect to which the seller of the option owns the underlying security. The sale of a call option exposes the seller during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or to possible continued holding of a security that might otherwise have been sold to protect against depreciation in the market price of the security. In the sale of a put, losses may be significant and, in the sale of a call, losses can be unlimited.
The Fund may close out a position when writing options by purchasing an option on the same security with the same exercise price and expiration date as the option that it has previously written on the security. In such a case, the Fund will realize a profit or loss if the amount paid to purchase an option is less or more than the amount received from the sale of the option.
Purchasing a futures contract creates an obligation to take delivery of the specific type of financial instrument at a specific future time at a specific price for contracts that require physical delivery, or net payment for cash-settled contracts. Engaging in transactions in futures contracts involves risk of loss to the Fund. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. All terms of futures contracts are set forth in the rules of the exchange on which the futures contracts are traded. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, preventing prompt liquidation of futures positions and potentially subjecting the Fund to substantial losses. Successful use of futures also is subject to the Adviser’s ability to predict correctly the direction of movements in the relevant market, and, to the extent the transaction is entered into for hedging purposes, to determine the appropriate correlation between the transaction being hedged and the price movements of the futures contract. Futures contracts may be subject to price swings in daily settlements with exchanges and clearing houses.

Credit Derivatives [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Credit Derivatives.
The Fund may engage in trading or investing in credit derivative contracts, which are contracts that transfer price, spread and/or default risks of debt and other instruments from one party to another, both for bona fide hedging of existing long and short positions, but also for independent profit opportunities. Such instruments may include one or more credits. The market for credit derivatives may be relatively illiquid, and there are considerable risks that may make it difficult either to buy or sell the contracts as needed or at reasonable prices. There are also risks with respect to credit derivatives in determining whether an event will trigger payment under the contract and whether such payment will offset the loss or payment due under another instrument. Generally, a credit event means bankruptcy, a failure to pay, the acceleration of an obligation or modified restructuring of a credit obligation or instrument.
The Fund may be either the buyer or seller in these transactions. If the Fund is a buyer of credit protection and no credit event occurs, the Fund may recover nothing. Worse still, if a credit event occurs, the Fund, as a buyer, typically will receive full notional value for a reference obligation that may have little or no value. Buyers of credit derivatives carry the risk of non-performance
by the seller due to an inability to pay.
As a seller of credit protection, the Fund would typically receive a fixed rate of income throughout the term of the contract, which typically is between one month and five years, provided that no credit event occurs. If a credit event occurs, the seller may pay the buyer the full notional value of the reference obligations. Sellers of credit derivatives carry the inherent price, spread and default risks of the underlying instruments.
Credit default swaps involve greater risks than if the Fund had invested in the reference obligation directly. In addition to general market risks, credit default swaps are subject to liquidity risk and credit risk. A buyer of credit protection also may lose its investment and recover nothing should no credit event occur. If a credit event were to occur, the value of the reference obligation received by the seller, coupled with the periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Fund. Further, in certain circumstances, the buyer can receive the notional value of a credit default swap only by delivering a physical security to the seller, and is at risk if such deliverable security is unavailable or illiquid. Such a delivery “crunch” is a distinct risk of these investments.
The credit derivatives market is a rapidly evolving market. As a result, different participants in the credit derivatives markets may have different practices or interpretations with respect to applicable terms and definitions, and ambiguities concerning such terms or definitions, may be interpreted or resolved in ways that are adverse to the Fund. Additionally, there may be circumstances and market conditions (including the possibility of a large number of buyers of credit default swaps being required to deliver the same physical security in the same time frame) that have not yet been experienced that could have adverse effects on the Fund’s investments.
The regulation of derivatives in the United States and other countries is a rapidly changing area of law and is subject to ongoing modification by governmental and judicial action. Accordingly, the impact of this evolving regulatory regime on the Fund is difficult to predict, but it could be substantial and adverse.

Interest Rate Swaps Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Interest Rate Swaps Risk.
The Fund may enter into interest rate swap agreements with another party to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) to protect itself from interest rate fluctuations. This type of swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to a specified interest rate(s) for a specified amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. Interest rate swap agreements are subject to general market risk, liquidity risk, counterparty risk and int eres
t rate risk.

Corporate Bond Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Corporate Bond Risk.
Corporate bonds are debt obligations issued by corporations and other business entities. Corporate bonds may be either secured or unsecured. Collateral used for secured debt includes real property, machinery, equipment, accounts receivable, stocks, bonds or notes. If a bond is unsecured, it is known as a debenture. Bondholders, as creditors, have a prior legal claim over common and preferred stockholders as to both income and assets of the corporation for the principal and interest due them and may have a prior claim over other creditors if liens or mortgages are involved. Interest on corporate bonds may be fixed or floating, or the bonds may be zero coupons. Interest on corporate bonds is typically paid semi-annually and is fully taxable to the bondholder. Corporate bonds contain elements of both interest-rate risk and credit risk and are subject to the risks associated with other debt securities, among other risks. The market value of a corporate bond generally may be expected to rise and fall inversely with interest rates and may also be affected by the credit rating of the corporation, the corporation’s performance and perceptions of the corporation in the marketplace. Depending on the nature of the seniority provisions, a senior corporate bond may be junior to other credit securities of the issuer. The market value of a corporate bond may be affected by factors directly related to the issuer, such as investors’ perceptions of the creditworthiness of the issuer, the issuer’s financial performance, perceptions of the issuer in the marketplace, performance of management of the issuer, the issuer’s capital structure and use of financial leverage and demand for the issuer’s goods and services. There is a risk that the issuers of corporate bonds may not be able to meet their obligations on interest or principal payments at the time called for by an instrument. Corporate bonds of below investment grade quality are often high risk and have speculative characteristics and may be particularly susceptible to adverse issuer-specific developments.

Counterparty Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Counterparty Risk.
The Fund is exposed to the risk that third parties that may owe the Fund, or its issuers, money, securities or other assets will not perform their obligations. These parties include trading counterparties, clearing agents, exchanges, clearing houses, custodians, prime brokers, administrators and other intermediaries. These parties may default on their obligations to the Fund or its issuers, due to bankruptcy, lack of liquidity, operational failure or other reasons. This risk may arise, for example, from entering into swap or other derivative contracts under which counterparties have long-term obligations to make payments to the Fund or its issuers, or executing securities, futures, currency or commodity trades that fail to settle at the required time due to non-delivery
by the counterparty or systems failure by clearing agents, exchanges, clearing houses or other intermediaries. In addition, any of the Fund’s cash held with a prime broker, custodian or counterparty may not be segregated from the prime broker’s, custodian’s or counterparty’s own cash, and the Fund therefore may rank as an unsecured creditor in relation thereto. The inability to recover the Fund’s assets could have a material impact on the performance of the Fund. The consolidation and elimination of counterparties resulting from the disruption in the financial markets has generally increased the concentration of counterparty risk and has decreased the number of potential counterparties.

Payment-in-Kind ("PIK") Income Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Payment-in-Kind
(
“
PIK
”
) Income Risk.
The Fund may hold investments that result in PIK interest income or PIK dividends. PIK income creates the risk that incentive fees will be paid to the Adviser based on non-cash
accruals that ultimately may not be realized, while the Adviser will be under no obligation to reimburse the Fund for these fees. PIK income may have a negative impact on liquidity, as it represents a non-cash
component of the Fund’s taxable income that may require cash distributions to shareholders in order to maintain the Fund’s ability to be subject to tax as a RIC. PIK income has the effect of generating investment income at a compounding rate, thereby further increasing the incentive fees payable to the Adviser. Similarly, all things being equal, the deferral associated with PIK income also increases the loan-to-value
ratio at a compounding rate. The market prices of PIK securities generally are more volatile than the market prices of interest-bearing securities and are likely to respond to a greater degree to changes in interest rates than interest-bearing securities having similar maturities and credit quality. Because PIK income results in an increase in the size of the PIK securities held, the Fund’s exposure to potential losses increases when a security pays PIK income.

Senior Management Personnel of the Adviser [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Senior Management Personnel of the Adviser.
Since the Fund has no employees, it depends on the investment expertise, skill and network of business contacts of the Adviser. The Adviser evaluates, n ego
tiates, structures,

executes, monitors and services the Fund’s investments. The Fund’s future success depends to a significant extent on the continued service and coordination of the Adviser and its senior management team. The departure of any members of the Adviser’s senior management team could have a material adverse effect on the Fund’s ability to achieve its investment objective.
The Fund’s ability to achieve its investment objective depends on the Adviser’s ability to identify, analyze, invest in, finance and monitor companies that meet the Fund’s investment criteria. The Adviser’s capabilities in managing the investment process, providing competent, attentive and efficient services to the Fund, and facilitating access to financing on acceptable terms depend on the employment of investment professionals in an adequate number and of adequate sophistication to match the corresponding flow of transactions. To achieve the Fund’s investment objective, the Adviser may need to hire, train, supervise and manage new investment professionals to participate in the Fund’s investment selection and monitoring process. The Adviser may not be able to find investment professionals in a timely manner or at all. Failure to support the Fund’s investment process could have a material adverse effect on the Fund’s business, financial condition and results of operations.
In addition, the Investment Advisory Agreement has termination provisions that allow the parties to terminate the agreements without penalty. The Investment Advisory Agreement may be terminated at any time, without penalty, by the Adviser upon 60 days’ notice to the Fund. If the Investment Advisory Agreement is terminated, it may adversely affect the quality of the Fund’s investment opportunities. In addition, in the event the Investment Advisory Agreement is terminated, it may be difficult for the Fund to replace the Adviser. Furthermore, the termination of the Investment Advisory Agreement may adversely impact the terms of the Fund’s or its subsidiaries’ financing facilities or any financing facility into which the Fund or its subsidiaries may enter in the future, which could have a material adverse effect on the Fund’s business and financial condition.

Key Personnel Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Key Personnel Risk.
The Adviser depends on the diligence, skill and network of business contacts of certain professionals. The Adviser also depends, to a significant extent, on access to other investment professionals and the information and deal flow generated by these investment professionals in the course of their investment and portfolio management activities. The Fund’s success depends on the continued service of such personnel. The investment professionals associated with the Adviser are actively involved in other investment activities not concerning the Fund and will not be able to devote all of their time to the Fund’s business and affairs. The departure of any of the senior managers of the Adviser, or of a significant number of the investment professionals or partners of the Adviser’s affiliates, could have a material adverse effect on the Fund’s ability to achieve its investment objective. Individuals not currently associated with the Adviser may become associated with the Fund and the performance of the Fund may also depend on the experience and expertise of such individuals. In addition, there is no assurance that the Adviser will remain the Fund’s investment adviser or that the Adviser will continue to have access to the investment professionals and partners of its affiliates and the information and deal flow generated by the investment professionals of its affiliates.

Carlyle Relationships [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Carlyle
Relationships.
The Fund expects that Carlyle will depend on its existing relationships with private equity sponsors, investment banks and commercial banks, and the Fund expects to rely to a significant extent upon these relationships for purposes of potential investment opportunities. If Carlyle fails to maintain its existing relationships or develop new relationships with other sources or sponsors of investment opportunities, the Fund may not be able to expand its investment portfolio. In addition, individuals with whom Carlyle has relationships are not obligated to provide the Fund with investment opportunities and, therefore, there is no assurance that such relationships will generate investment opportunities for the Fund.

The Adviser's Incentive Fee Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The Adviser’s Incentive Fee Risk.
The Investment Advisory Agreement entitles the Adviser to receive incentive compensation on income regardless of any capital losses. In such case, the Fund may be required to pay the Adviser incentive compensation for a fiscal quarter even if there is a decline in the value of the Fund’s portfolio or if the Fund incurs a net loss for that quarter.
Any Incentive Fee payable by the Fund that relates to its net investment income may be computed and paid on income that may include interest that has been accrued but not yet received. If a portfolio company defaults on a loan that is structured to provide accrued interest, it is possible that accrued interest previously included in the calculation of the Incentive Fee will become uncollectible. The Adviser is not under any obligation to reimburse the Fund for any part of the Incentive Fee it received that was based on accrued income that the Fund never received as a result of a default by an entity on the obligation that resulted in the accrual of such income, and such circumstances would result in the Fund’s paying an Incentive Fee on income it never received.
The Incentive Fee payable by the Fund to the Adviser may create an incentive for it to make investments on the Fund’s behalf that are risky or more speculative than would be the case in the absence of such compensation arrangement. The way in which the Incentive Fee payable to the Adviser is determined may encourage it to use leverage to increase the return on the Fund’s investments. In addition, the fact that the Management Fee is payable based upon the Fund’s Managed Assets, which would include any borrowings for investment purposes, may encourage the Adviser to use leverage to make additional investments. Under certain circumstances, the use of leverage may increase the likelihood of default, which would disfavor Shareholders. Such a practice could result in the Fund’s investing in more speculative securities than would otherwise be in its best interests, which could result in higher investment losses, particularly during cyclical economic downturns.

Shares Not Listed; No Market for Shares [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Shares Not Listed; No Market for Shares.
The Fund has been organized as a
closed-end
management investment company.
Closed-end
funds differ from
open-end
management investment companies (commonly known as mutual funds) because investors in a closed-end
fund do not have the right to redeem their shares on a daily basis. Unlike most closed-end
funds, which typically list their shares on a securities exchange, the Fund does not currently intend to list the Shares for trading on any securities exchange, and the Fund does not expect any secondary market to develop for the Shares in the foreseeable future. Therefore, an investment in the Fund, unlike an investment in a typical closed-end
fund, is not a liquid investment.

Closed-end Interval Fund; Liquidity Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Closed-end
Interval Fund; Liquidity Risks.
The Fund is a diversified,
closed-end
management investment company structured as an “interval fund” and designed primarily for long-term investors. The Fund is not intended to be a typical traded investment. There is no secondary market for the Fund’s Shares and the Fund expects that no secondary market will develop. An investor should not invest in the Fund if the investor needs a liquid investment.
Closed-end
funds differ from
open-end
management investment companies, commonly known as mutual funds, in that investors in a closed-end
fund do not have the right to redeem their shares on a daily basis at a price based on NAV. Although the Fund, as a fundamental policy, will make quarterly offers to repurchase between 5% and 25% of its outstanding Shares at NAV, the number of Shares tendered in connection with a repurchase offer may exceed the number of Shares the Fund has offered to repurchase, in which case not all of your Shares tendered in that offer will be repurchased. In connection with any given repurchase offer, it is likely that the Fund may offer to repurchase only the minimum amount of 5% of its outstanding Shares. Hence, you may not be able to sell your Shares when and/or in the amount that you desire.

Competition for Investment Opportunities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Competition for Investment Opportunities.
The Fund competes for investments with other
closed-end
funds and investment funds, as well as traditional financial services companies such as commercial banks and other sources of funding. Moreover, alternative investment vehicles, such as hedge funds, have begun to invest in areas in which they have not traditionally invested. As a result of these new entrants, competition for investment opportunities may intensify. Many of the Fund’s competitors are substantially larger and may have considerably greater financial, technical and marketing resources than the Fund. For example, some competitors may have a lower cost of capital and access to funding sources that are not available to the Fund. In addition, some of the Fund’s competitors may have higher risk tolerances or different risk assessments than it has. These characteristics could allow the Fund’s competitors to consider a wider variety of investments, establish more relationships and pay more competitive prices for investments than it is able to do. The Fund may lose investment opportunities if it does not match its competitors’ pricing. If the Fund is forced to match its competitors’ pricing, it may not be able to achieve acceptable returns on its investments or may bear substantial risk of capital loss. A significant increase in the number and/or the size of the Fund’s competitors could force it to accept less attractive investment terms. Furthermore, many of the Fund’s competitors have greater experience operating under, or are not subject to, the regulatory restrictions that
the 1940 Act imposes on it as a
closed-end
fund.

Best Efforts Offering Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
“Best-Efforts” Offering Risk.
This offering is being made on a best efforts basis, whereby the Distributor is only required to use its best efforts to sell the Shares and has no firm commitment or obligation to purchase any of the Shares. To the extent that less than the maximum offering amount is subscribed for, the opportunity for the allocation of the Fund’s investments among various issuers and industries may be decreased, and the re tur
ns achieved on those investments may be reduced as a result of allocating all of the Fund’s expenses over a smaller capital base.

Inadequate Return Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]		Inadequate Return Risk. No assurance can be given that the returns on the Fund’s investments will be commensurate with the risk of investment in its Shares.
Inadequate Network of Broker-Dealer Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Inadequate Network of Broker-Dealer Risk.
The success of the Fund’s continuous public offering, and correspondingly the Fund’s ability to implement its investment objective and strategies, depends upon the ability of the Distributor to establish, operate and maintain a network of selected broker-dealers to sell the Shares. If the Distributor fails to perform, the Fund may not be able to raise adequate proceeds through the Fund’s continuous public offering to implement the Fund’s investment objective and strategies. If the Fund is unsuccessful in implementing its investment objective and strategies, an investor could lose all or a part of his or her investment in the Fund.

Registration under the U.S. Commodity Exchange Act [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Registration under the U.S. Commodity Exchange Act.
Registration with the Commodity Futures Trading Commission as a “commodity pool operator” or any change in the Fund’s operations necessary to maintain the Adviser’s ability to rely upon exemption from registration as such could adversely affect the Fund’s ability to implement its investment program, conduct its operations and/or achieve its objective and subject the Fund to certain additional costs, expenses and administrative burdens.

Repurchase Offers Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Repurchase Offers Risks.
As described under “Share Repurchase Program,” the Fund is an “interval fund” and, to provide some liquidity to Shareholders, makes quarterly offers to repurchase between 5% and 25% of its outstanding Shares at NAV, pursuant to
Rule 23c-3
under the 1940 Act. The Fund believes that these repurchase offers are generally beneficial to the Fund’s Shareholders, and generally are funded from available cash or sales of portfolio securities. However, the repurchase of Shares by the Fund decreases the assets of the Fund and, therefore, may have the effect of increasing the Fund’s expense ratios. Repurchase offers and the need to fund repurchase obligations may also affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities, and may limit the ability of the Fund to participate in new investment opportunities. If the Fund uses leverage, repurchases of Shares may compound the adverse effects of leverage in a declining market. In addition, if the Fund borrows money to finance repurchases, interest on that borrowing will negatively affect Shareholders who do not tender their Shares by increasing Fund expenses and reducing any net investment income. Certain Shareholders may from time to time own or control a significant percentage of the Fund’s Shares. Repurchase requests by these Shareholders of these Shares of the Fund may cause repurchases to be oversubscribed, with the result that Shareholders may only be able to have a portion of their Shares repurchased in connection with any repurchase offer. If a repurchase offer is oversubscribed and the Fund determines not to repurchase additional Shares beyond the repurchase offer amount, or if Shareholders tender an amount of Shares greater than that which the Fund is entitled to purchase, the Fund will repurchase the Shares tendered on a pro rata basis, and Shareholders will have to wait until the next repurchase offer to make another repurchase request. Shareholders will be subject to the risk of NAV fluctuations during that period. Thus, there is also a risk that some Shareholders, in anticipation of proration, may tender more Shares than they wish to have repurchased in a particular quarterly period, thereby increasing the likelihood that proration will occur. The NAV of Shares tendered in a repurchase offer may fluctuate between the date a Shareholder submits a repurchase request and the Repurchase Request Deadline, and to the extent there is any delay between the Repurchase Request Deadline and the Repurchase Pricing Date. The NAV on the Repurchase Request Deadline or the Repurchase Pricing Date may be higher or lower than on the date a Shareholder submits a repurchase request. See “Share Repurchase Program.”

Distribution Payment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Distribution Payment Risk.
The Fund cannot assure investors that the Fund will achieve investment results that will allow the Fund to make a specified level of cash distributions or year-to-year
increases in cash distributions. All distributions will be paid at the discretion of the Board and may depend on the Fund’s earnings, the Fund’s net investment income, the Fund’s financial condition, maintenance of the Fund’s RIC status, compliance with applicable regulations and such other factors as the Board may deem relevant from time to time.
In the event that the Fund encounters delays in locating suitable investment opportunities, all or a substantial portion of the Fund’s distributions may constitute a return of capital to Shareholders. To the extent that the Fund pays distributions that constitute a return of capital for U.S. federal income tax purposes, it will lower an investor’s tax basis in his or her Shares. A return of capital generally is a return of an investor’s investment, rather than a return of earnings or gains derived from the Fund’s investment activities, and generally results in a reduction of the tax basis in the Shares. As a result of such reduction in tax basis, Shareholders may be subject to tax in connection with the sale of Fund Shares, even if such Shares are sold at a loss relative to the Shareholder’s original investment.

Risks Associated with the Fund Distribution Policy [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks Associated with the Fund Distribution Policy.
The Fund intends to make regular distributions. Currently, in order to maintain a relatively stable level of distributions, the Fund may pay out less than all of its net investment income to the extent consistent with maintaining its ability to be subject to tax as a RIC under the Code, pay out undistributed income from prior months, return capital in addition to current period net investment income or borrow money to fund distributions. The distributions for any full or partial calendar year might not be made in equal amounts, and one distribution may be larger than the other. The Fund will make a distribution only if authorized by the Board and declared by the Fund out of assets legally available for these distributions. This distribution policy may, under certain circumstances, have certain adverse consequences to the Fund and its Shareholders because it may result in a return of capital, which would reduce the NAV of the Shares and, over time, potentially increase the Fund’s expense ratios. If a distribution constitutes a return of capital, it means that the Fund is returning to Shareholders a portion of their investment rather than making a distribution that is funded from the Fund’s earned income or other profits. The Fund’s distribution policy may be changed at any time by the Board.
There is a possibility that the Fund may make total distributions during a calendar or taxable year in an amount that exceeds the Fund’s net investment company taxable income and net capital gains for the relevant taxable year. In such situations, if a distribution exceeds the Fund’s current and accumulated earnings and profits (as determined for U.S. federal income tax purposes), a portion of each distribution paid with respect to such taxable year would generally be treated as a return of capital for U.S. federal income tax purposes, thereby reducing the amount of a Shareholder’s tax basis in such Shareholder’s Fund Shares. When a Shareholder sells Fund Shares, the amount, if any, by which the sales price exceeds the Shareholder’s tax basis in Fund Shares may be treated as a gain subject to tax. Because a return of capital reduces a Shareholder’s tax basis in Fund Shares, it generally will increase the amount of such Shareholder’s gain or decrease the amount of such Shareholder’s loss when such Shareholder sells Fund Shares. To the extent that the amount of any return of capital distribution exceeds a Shareholder’s tax basis in Fund Shares, such excess generally will be treated as gain from a sale or exchange of the Shares.
If the Fund elects to issue preferred Shares and/or notes or other forms of indebtedness, its ability to make distributions to its Shareholders may be limited by the asset coverage requirements and other limitations imposed by the 1940 Act and the terms of the Fund’s preferred Shares, notes or other indebtedness.

Tax Risk Associated with Fund Distributions [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Tax Risk Associated with Fund Distributions.
Even if a shareholder chooses to “opt out” of the DRP, the Fund will have the ability to declare a large portion of a dividend in shares of its common stock instead of in cash in order to satisfy its RIC requirements. As long as a portion of this dividend is paid in cash and certain requirements are met, the entire distribution will be treated as a dividend for U.S. federal income tax purposes. As a result, a shareholder generally will be subject to tax on 100% of the fair market value of the dividend on the date the dividend is received by the stockholder in the same manner as a cash dividend, even though most of the dividend was paid in shares of common stock.

Investment Dilution Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Investment Dilution Risk.
The Fund’s investors do not have preemptive rights to any Shares the Fund may issue in the future. The Fund’s amended and restated declaration of trust (the “Declaration of Trust”) authorizes it to issue an unlimited number of Shares. The Board may make certain amendments to the Declaration of Trust. After an investor purchases Shares, the Fund may sell additional Shares in the future or issue equity interests in private offerings. To the extent the Fund issues additional equity interests after an investor purchases its Shares, such investor’s percentage ownership interest in the Fund will be diluted.

Anti-Takeover Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Anti-Takeover Risk.
The Declaration of Trust and bylaws, as well as certain statutory and regulatory requirements, contain certain provisions that may have the effect of discouraging a third party from attempting to acquire it. Subject to the limitations of the 1940 Act, the Board may, without Shareholder action, authorize the issuance of Shares in one or more classes or series, including preferred Shares; and the Board may, without Shareholder action, make certain amendments to the Declaration of Trust. These anti-takeover provisions may inhibit a change of control in circumstances that could give Shareholders the opportunity to realize a premium over the value of the Shares.

Conflicts of Interest Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Conflicts of Interest Risk.
The Adviser is an entity in which the Fund’s Interested Trustee, officers and members of the investment committee of the Adviser may have indirect ownership and economic interests. Certain of the Fund’s Trustees and officers and members of the investment committee of the Adviser also serve as officers or principals of other investment managers affiliated with the Adviser that currently, and may in the future, manage investment funds with investment objectives similar to the Fund’s investment objective. In addition, certain of the Fund’s officers and Trustees and the members of the investment committee of the Adviser serve or may serve as officers, trustees or principals of entities that operate in the same or related line of business as the Fund does or of investment funds managed by the Fund’s affiliates. Accordingly, the Fund may not be made aware of and/or given the opportunity to participate in certain investments made by investment funds managed by advisers affiliated with the Adviser. H owe
ver, the Adviser intends to allocate investment opportunities in a fair and equitable manner in accordance with the Adviser’s investment allocation policy, consistent with each fund’s or separate account’s investment objective and strategies and legal and regulatory requirements.

Potential Conflicts of Interest Risk—Allocation of Investment Opportunities
General Description of Registrant [Abstract]
Risk [Text Block]
Potential Conflicts of Interest Risk—Allocation of Investment Opportunities.
The Adviser has adopted allocation procedures that are intended to treat each fund they advise in a manner that, over a period of time, is fair and equitable. The Adviser and its affiliates currently provide investment advisory and administration services and may provide in the future similar services to other entities (collectively, “Advised Funds”). Certain existing Advised Funds have, and future Advised Funds may have, investment objectives similar to those of the Fund, and such Advised Funds will invest in asset classes similar to those targeted by the Fund. Certain other existing Advised Funds do not, and future Advised Funds may not, have similar investment objectives, but such funds may from time to time invest in asset classes similar to those targeted by the Fund. The Adviser will endeavor to allocate investment opportunities in a fair and equitable manner, and in any event consistent with any fiduciary duties owed to the Fund and other clients and in an effort to avoid favoring one client over another and taking into account all relevant facts and circumstances, including (without limitation): (i) differences with respect to available capital, size of client, and remaining life of a client; (ii) differences with respect to investment objectives or current investment strategies, including regarding: (a) current and total return requirements, (b) emphasizing or limiting exposure to the security or type of security in question, (c) diversification, including industry or company exposure, currency and jurisdiction, or (d) rating agency ratings; (iii) differences in risk profile at the time an opportunity becomes available; (iv) the potential transaction and other costs of allocating an opportunity among various clients; (v) potential conflicts of interest, including whether a client has an existing investment in the security in question or the issuer of such security; (vi) the nature of the security or the transaction, including minimum investment amounts and the source of the opportunity; (vii) current and anticipated market and general economic conditions; (viii) existing positions in a borrower/loan/security; and (ix) prior positions in a borrower/loan/security. Nevertheless, it is possible that the Fund may not be given the opportunity to participate in certain investments made by investment funds managed by investment managers affiliated with the Adviser.
In the event investment opportunities are allocated among the Fund and the other Advised Funds, the Fund may not be able to structure its investment portfolio in the manner desired. Furthermore, the Fund and the other Advised Funds may make investments in securities where the prevailing trading activity may make impossible the receipt of the same price or execution on the entire volume of securities purchased or sold by the Fund and the other Advised Funds. When this occurs, the various prices may be averaged, and the Fund will be charged or credited with the average price. Thus, the effect of the aggregation may operate on some occasions to the disadvantage of the Fund. In addition, under certain circumstances, the Fund may not be charged the same commission or commission equivalent rates in connection with a bunched or aggregated order.
It is likely that the other Advised Funds may make investments in the same or similar securities at different times and on different terms than the Fund. The Fund and the other Advised Funds may make investments at different levels of a borrower’s capital structure or otherwise in different classes of a borrower’s securities, to the extent permitted by applicable law. Such investments may inherently give rise to conflicts of interest or perceived conflicts of interest between or among the various classes of securities that may be held by such entities. Conflicts may also arise because portfolio decisions regarding the Fund may benefit the other Advised Funds. For example, the sale of a long position or establishment of a short position by the Fund may impair the price of the same security sold short by (and therefore benefit) one or more Advised Funds, and the purchase of a security or covering of a short position in a security by the Fund may increase the price of the same security held by (and therefore benefit) one or more Advised Funds.
Applicable law, including the 1940 Act, may at times prevent the Fund from being able to participate in investments that it otherwise would participate in, and may require the Fund to dispose of investments at a time when it otherwise would not dispose of such investment, in each case, in order to comply with applicable law.

The 1940 Act contains prohibitions and restrictions relating to certain transactions between registered investment companies and certain affiliates (including any investment advisers or sub-advisers),
principal underwriters and certain affiliates of those affiliates or underwriters. Because the Fund is a registered investment company, the Fund is not generally permitted to make loans to companies controlled by the Adviser or other funds managed by the Adviser or its affiliates, including Carlyle. The Fund is also not permitted to make any co-investments
with Carlyle or its affiliates (including any fund managed by Carlyle or its affiliates) without exemptive relief from the SEC, subject to certain exceptions. The SEC has granted exemptive relief that permits the Fund and certain present and future funds advised by Carlyle-controlled investment advisers to co-invest
in suitable negotiated investments.
Co-investments
made under the exemptive relief are subject to compliance with the conditions and other requirements contained in the exemptive relief, which could limit the Fund’s ability to participate in a co-investment
transaction.
The Adviser, its affiliates and their clients may pursue or enforce rights with respect to a borrower in which the Fund has invested, and those activities may have an adverse effect on the Fund. As a result, prices, availability, liquidity and terms of the Fund’s investments may be negatively impacted by the activities of the Adviser and its affiliates or their clients, and transactions for the Fund may be impaired or effected at prices or terms that may be less favorable than would otherwise have been the case.
The Adviser may have a conflict of interest in deciding whether to cause the Fund to incur leverage or to invest in more speculative investments or financial instruments, thereby potentially increasing the management and incentive fee payable by the Fund and, accordingly, the fees received by the Adviser. Certain other Advised Funds pay the Adviser or its affiliates greater performance-based compensation, which could create an incentive for the Adviser or an affiliate to favor such investment fund or account over the Fund.

Potential Conflicts of Interest Risk—Allocation of Personnel
General Description of Registrant [Abstract]
Risk [Text Block]
Potential Conflicts of Interest Risk—Allocation of Personnel.
The Fund’s executive officers and Trustees, and the employees of the Adviser, serve or may serve as officers, directors or principals of entities that operate in the same or a related line of business as the Fund or of investment funds or accounts managed by the Adviser or its affiliates. As a result, they may have obligations to investors in those entities, the fulfillment of which might not be in the best interests of the Fund or its Shareholders. Additionally, certain personnel of the Adviser and their management may face conflicts in their time management and commitments.

Potential Conflicts of Interest Risk—Lack of Information Barriers [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Potential Conflicts of Interest Risk—Lack of Information Barriers.
By reason of the various activities of the Adviser and its affiliates, the Adviser and such affiliates may acquire confidential or material non-public
information or otherwise be restricted from purchasing certain potential Fund investments that otherwise might have been purchased or be restricted from selling certain Fund investments that might otherwise have been sold at the time.

Portfolio Fair Value Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Portfolio Fair Value Risk.
Under the 1940 Act, the Fund is required to carry its portfolio investments at market value or, if there is no readily available market value, at fair value. There is not a public market for the securities of the privately held companies in which the Fund may invest. Many of the Fund’s investments are not exchange-traded, but are, instead, traded on a privately negotiated OTC secondary market for institutional investors. The Adviser, as valuation designee, is responsible for the valuation of the Fund’s portfolio investments and implementing the portfolio valuation process set forth in the Adviser’s and the Fund’s valuation policy. Valuations of Fund investments are disclosed quarterly in reports publicly filed with the SEC. See “Determination of Net Asset Value.”
A high proportion of the Fund’s investments relative to its total investments are valued at fair value. Certain factors that may be considered in determining the fair value of the Fund’s investments include dealer quotes for securities traded on the OTC secondary market for institutional investors, the nature and realizable value of any collateral, the portfolio company’s earnings and its ability to make payments on its indebtedness, the markets in which the portfolio company does business, comparison to selected publicly-traded companies, discounted cash flow and other relevant factors. The factors and methodologies used for the valuation of such securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can realize the fair value assigned to a security if it were to sell the security. Such valuations, and particularly valuations of private securities and private companies, are inherently uncertain, and they often reflect only periodic information received by the Adviser about such companies’ financial condition and/or business operations, which may be on a lagged basis and can be based on estimates. Determinations of fair value may differ materially from the values that would have been used if an exchange-traded market for these securities existed. Investments in private companies are typically governed by privately negotiated credit agreements and covenants, and reporting requirements contained in the agreements may result in a delay in reporting their financial position to lenders, which in turn may result in the Fund’s investments being valued on the basis of this reported information. Further, the Fund is offered on a daily basis and calculates a daily NAV per Share. The Adviser seeks to evaluate on a daily basis material information about the Fund’s portfolio companies; however, for the reasons noted herein, the Adviser may not be able to acquire and/or evaluate properly such information on a daily basis. Due to these various factors, the Adviser’s fair value determinations could cause the Fund’s NAV on a valuation day to materially differ from what it would have been had such information been fully incorporated. As a result, investors who purchase shares may receive more or less shares and investors who tender their shares may
receive more or less cash proceeds than they otherwise would receive.

Portfolio Turnover Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Portfolio Turnover Risk.
The Fund’s annual portfolio turnover rate may vary greatly from year to year, as well as within a given year. However, portfolio turnover rate is not considered a limiting factor in the execution of investment decisions for the Fund. High portfolio turnover may result in the realization of net short-term capital gains by the Fund which, when distributed to the Fund and, ultimately, Shareholders, will be taxable as ordinary income. In addition, a higher portfolio turnover rate results in correspondingly greater brokerage commissions and other transactional expenses that are borne by the Fund.

Artificial Intelligence Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Artificial Intelligence Risks.
As computing technology and data analytics advance, there has been a trend towards machine driven and artificially intelligent trading systems, particularly with respect to increasing levels of autonomy in trading decision capabilities. Regulators of financial markets have become increasingly focused on the potential impact of artificial intelligence (“AI”) on investment activities and may issue regulations that affect the use of artificial technology in trading activities. Any such regulations may not have the effect on financial markets that regulators intend. The use of AI and machine learning technologies (collectively, “AI Technologies”), and the overall adoption of AI Technologies throughout society, create opportunities for the Fund and its portfolio companies, as well as new and unpredictable competitive, operational, legal, and regulatory risks. The Fund uses, and plans to expand its use of, AI Technologies in connection with its business and investment activities. The Fund’s portfolio companies and investments also use such technologies, including, but not limited to, automation of operational tasks, identification of investment opportunities, investment due diligence, and investment decision-making. The Fund and its portfolio companies continue to evaluate the rapidly evolving landscape of AI Technologies. Actual use of AI Technologies varies across the Fund’s business, funds and portfolio companies, and investments. While the Fund expects, from time to time, to adopt and adjust usage policies and procedures governing the use of AI Technologies by its personnel, there is a risk of misuse of such AI Technologies, failure of such AI Technologies to be available or to perform, or the introduction of inaccurate, biased or otherwise fault outputs and security vulnerabilities, such as data leakage, which may go undetected on account of use of such AI Technologies, any of which could cause a material harm to the Fund or its portfolio companies. In addition, some of the Fund’s competitors may be more successful than we are in the development and implementation of new technologies, including services and platforms based on artificial intelligence to address investor demands or improve operations. If the Fund is unable to adequately advance its capabilities in these areas, or does so at a slower pace than others in the industry, the Fund may be at a competitive disadvantage. Similarly, if the Fund’s portfolio companies are unable to effectively adopt or implement AI Technologies, or lag behind their competitors in doing so, their competitive positions and business prospects may be negatively affected, which could adversely impact the value of the Fund’s investments.
The increasingly widespread use of AI by issuers and market participants and investments in such technologies by issuers may significantly impact the economy, financial markets and issuers. Malicious actors may also use AI for fraud, hacking, or market manipulation. Issuers that engage in
AI-related
businesses or that increasingly use these technologies are particularly susceptible to the risks associated with AI and its rapid and unpredictable evolution, including (but not limited to) market and business risks, technology and product risks, cybersecurity and data security risks, and intellectual property risks.

Cybersecurity Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Cybersecurity Risks.
Cybersecurity incidents and cyber-attacks have been occurring globally at a more frequent and severe level and will likely continue to increase in frequency in the future. The Adviser faces various security threats on a regular basis, including ongoing cyber security threats to and attacks on its information technology infrastructure that are intended to gain access to its proprietary information, destroy data or disable, degrade or sabotage its systems. These security threats could originate from a wide variety of sources, including unknown third parties outside of the Adviser. Recent geopolitical tensions may have increased the scale and sophistication of deliberate cyber attacks and other disruptions, particularly from nation-states or entities with nation-state backing.

Although the Adviser is not currently aware that it has been subject to cyber attacks or other cyber incidents which, individually or in the aggregate, have materially affected its operations or financial condition, there can be no assurance that the various procedures and controls utilized to mitigate these threats will be sufficient to prevent disruptions to its systems.
The Adviser’s and issuers’ information and technology systems may be vulnerable to damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons and security breaches, usage errors by their respective professionals, power outages and catastrophic events, such as fires, tornadoes, floods, hurricanes and earthquakes, man-made
disasters and acts of terrorism.
In addition, the Fund will heavily rely on the Adviser’s and third parties’ financial, accounting, information and other data processing systems. Any failure or interruption of those systems, including as a result of the termination of an agreement with any third-party service providers, could cause delays or other problems in its activities. If any of these systems do not operate properly or are disabled for any reason or if there is any unauthorized disclosure of data, whether as a result of tampering, a breach of its network security systems, a cyber-incident or attack or otherwise, the Fund and/or the Adviser could suffer substantial financial loss, increased costs, a disruption of its businesses, liability to its investors, regulatory intervention or reputational damage. In addition, the Adviser operates in a business that is highly dependent on information systems and technology. The information systems and technology, which may include cloud-based technology and AI systems and operations, that the Adviser relies on may not continue to be able to accommodate their growth, and the cost of maintaining such systems may increase from its current level. Such a failure to accommodate growth, or an increase in costs related to such information systems, could have a material adverse effect on the Fund and/or the Adviser.
A cybersecurity incident could have numerous material adverse effects, including on the operations, liquidity and financial condition of the Fund. Cyber threats and/or incidents or sudden market, operational, technological (including widespread system outage or faulty updates to software applications) or other disruptions could cause financial costs from the theft of Fund assets (including proprietary information and intellectual property) as well as numerous unforeseen costs including, but not limited to: litigation costs, preventative and protective costs, remediation costs and costs associated with reputational damage, any one of which, could be materially adverse to the Fund. There can be no guarantee that the Fund will be able to prevent or mitigate such incidents. If systems and measures to manage risks relating to these types of events, are compromised, become inoperable for extended periods of time or cease to function properly, the Adviser, the Fund and/or an issuer may have to make a significant investment to fix or replace them. The failure of these systems and/or of disaster recovery plans for any reason could cause significant interruptions in the Adviser’s, the Fund’s and/or an issuer’s operations and result in a failure to maintain the security, confidentiality or privacy of sensitive data, including personal information relating to investors (and the beneficial owners of investors).
In addition, the Fund or the Adviser may not be in a position to verify the risks or reliability of third parties with which the Fund’s and the Adviser’s operations interface with and/or depend on third parties, including the Fund’s administrator and other service providers. The Fund may suffer adverse consequences from actions, errors or failure to act by such third parties, and will have obligations, including indemnity obligations, and limited recourse against them. Additionally, technological developments such as the use of cloud-based service providers and/or services and the integration of artificial intelligence in systems and operations create new risks, which can be difficult to assess and anticipate. For example, the Fund’s service providers and market participants on which the Fund relies may use AI (such as machine learning or generative AI) and similar technologies in the provision of services to the Fund and its operations generally. Such use may subject these service providers and market participants and, in turn, their services and operations to increased risks associated with such technologies, including risk of errors, cyber security, data protection and information technology risk, operational risk, and legal, regulatory and compliance risk. In addition, any controls in place designed to mitigate such risks may be ineffective and the use of these technologies may change over time, which may present new risks and vulnerabilities. As a result, the Fund may experience adverse consequences, such as operational errors, from such use of AI and similar technologies.

Risks Relating to Fund's RIC Status [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks Relating to Fund’s RIC Status.
Although the Fund has elected, and intends to qualify annually, to be treated as a RIC under Subchapter M of the Code, no assurance can be given that the Fund will be able to qualify for and maintain RIC status. If the Fund qualifies as a RIC under the Code, the Fund generally will not be subject to corporate-level U.S. federal income taxes on its income and capital gains that are timely distributed (or deemed distributed) as dividends for U.S. federal income tax purposes to its Shareholders. To qualify as a RIC under the Code and to be relieved of federal taxes on income and gains distributed as dividends for U.S. federal income tax purposes to the

Fund’s Shareholders, the Fund must, among other things, meet certain specified source-of-income,
asset diversification and distribution requirements. The distribution requirement for a RIC is satisfied if the Fund distributes dividends each tax year for U.S. federal income tax purposes of an amount generally at least equal to 90% of the sum of its net ordinary income and net short-term capital gains in excess of net long-term capital losses, if any, to the Fund’s
Shareholders
.

RIC-Related Risks of Investments Generating Non-Cash Taxable Income [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
RIC-Related
Risks of Investments Generating
Non-Cash
Taxable Income.
Certain of the Fund’s investments will require the Fund to recognize taxable income in a tax year in excess of the cash generated on those investments during that year. In particular, the Fund expects to invest in loans and other debt instruments that will be treated as having “market discount” and/or original issue discount (“OID”) (such as debt instruments with PIK interest or, in certain cases, increasing interest rates or issued with equity or warrants) for U.S. federal income tax purposes. Because the Fund may be required to recognize income in respect of these investments before, or without receiving, cash representing such income (
e.g.
, PIK interest), the Fund may have difficulty satisfying the annual distribution requirements applicable to RICs and avoiding Fund-level U.S. federal income and/or excise taxes. Accordingly, the Fund may be required to sell assets, including at potentially disadvantageous times or prices, raise additional debt or equity capital, make taxable distributions of Shares or debt securities, or reduce new investments, to obtain the cash needed to make these income distributions. If the Fund liquidates assets to raise cash, the Fund may realize additional gain or loss on such liquidations. In the event the Fund realizes additional net capital gains from such liquidation transactions, Shareholders may receive larger capital gain distributions than it or they would in the absence of such transactions.
Instruments that are treated as having OID for U.S. federal income tax purposes may have unreliable valuations because their continuing accruals require judgments about the collectability of the deferred payments and the value of any collateral. Loans that are treated as having OID generally represent a significantly higher credit risk than coupon loans. Accruals on such instruments may create uncertainty about the source of Fund distributions to Shareholders. OID creates the risk of non-refundable
cash payments to the Adviser based on accruals that may never be realized. In addition, the deferral of PIK interest also reduces a loan’s loan-to-value
ratio at a compounding rate.

Uncertain Tax Treatment [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Uncertain Tax Treatment.
The Fund may invest a portion of its Net Assets in below investment grade instruments. Investments in these types of instruments may present special tax issues for the Fund. U.S. federal income tax rules are not entirely clear about issues such as when the Fund may cease to accrue interest, OID or market discount, when and to what extent deductions may be taken for bad debts or worthless instruments, how payments received on obligations in default should be allocated between principal and income and whether exchanges of debt obligations in a bankruptcy or workout context are taxable. These and other issues will be addressed by the Fund to the extent necessary in connection with the Fund’s intention to distribute sufficient income each tax year to minimize the risk that it becomes subject to U.S. federal income or exci
se tax.

Mezzanine Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Mezzanine Investments.
Most of the Fund’s mezzanine investments (if any) are expected to be unsecured and made in companies whose capital structures have significant indebtedness ranking ahead of the investments, all or a significant portion of which may be secured. While the investments may benefit from the same or similar financial and other covenants as those enjoyed by the indebtedness ranking ahead of the investments and may benefit from cross-default provisions and security over the issuer’s assets, some or all of such terms may not be part of particular investments. Moreover, the ability of the Fund to influence an issuer’s affairs, especially during periods of financial distress or following an insolvency, is likely to be substantially less than that of senior creditors. Mezzanine investments generally are subject to various risks, including, without limitation: (i) a subsequent characterization of an investment as a “fraudulent conveyance”; (ii) the recovery as a “preference” of liens perfected or payments made on account of a debt in the 90 days before a bankruptcy filing; (iii) equitable subordination claims by other creditors;
(iv) so-called
“lender liability” claims by the issuer of the obligations; and (v) environmental liabilities that may arise with respect to collateral securing the obligations.

Asset-Backed Securities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Asset-Backed Securities.
Asset-backed securities (“ABS”) are a form of structured debt obligation. In addition to the general risks associated with credit or debt securities discussed herein, ABS are subject to additional risks. While traditional fixed-income securities typically pay a fixed rate of interest until maturity, when the entire principal amount is due, an ABS represents an interest in a pool of assets, such as automobile loans, credit card receivables, home loans, solar loans, unsecured consumer loans or student loans, that has been securitized and provides for monthly payments of interest, at a fixed or floating rate, and principal from the cash flow of these assets. This pool of assets (and any related assets of the issuing entity) is the only source of payment for the ABS. The ability of an ABS issuer to make payments on the ABS, and the timing of such payments, is therefore dependent on collections on these underlying assets. The recoveries on the underlying collateral (if any) may not, in some cases, be sufficient to support payments on these securities, which may result in losses to investors in an ABS. In many circumstances, ABS are not secured by an interest in the related collateral. Credit card receivables, for example, are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer loan laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Certain asset-backed securities are guaranteed as to timely payment of interest and principal by a government entity; however, the market price for such securities is not guaranteed and will fluctuate. The purchase of asset-backed securities issued by non-government
entities may entail greater risk than such securities that are issued or guaranteed by a government entity. Asset-backed securities issued by non-government
entities may offer higher yields than those issued by government entities, but may also be subject to greater volatility than government issues and can also be subject to greater credit risk and the risk of default on the underlying assets.
Generally, obligors may prepay the underlying assets in full or in part at any time, subjecting the Fund to prepayment risk related to the ABS it holds. While the expected repayment streams on ABS are determined by the contractual amortization schedules for the underlying assets, an investor’s yield to maturity on an ABS is uncertain and may be reduced by the rate and speed of prepayments of the underlying assets, which may be influenced by a variety of economic, social and other factors. During periods of declining interest rates, prepayment of loans underlying ABS can be expected to accelerate. Accordingly, the Fund’s ability to maintain positions in such securities will be affected by reductions in the principal amount of such securities resulting from prepayments. Any prepayments, repurchases, purchases or liquidations of the underlying assets could shorten the average life of the ABS to an extent that cannot be fully predicted. Some ABS may be structured to include a period of rapid amortization triggered by events such as a significant rise in the default rate of the underlying collateral, a sharp drop in the credit enhancement level because of credit losses on the underlying assets, a specified regulatory event or the bankruptcy of the originator. A rapid amortization event will cause any revolving period to end earlier than expected and all collections on the underlying assets will be used to pay principal to investors earlier than expected. In general, the senior most securities will be paid prior to any payments being made on the subordinated securities, and if such payments are made earlier than expected, the Fund’s yield on such ABS may be negatively affected.

Credit Agency Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Credit Agency Risk.
Credit ratings are determined by credit rating agencies and are only the opinions of such entities. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risk or the liquidity of securities. Any shortcomings or inefficiencies in credit rating agencies’ processes for determining credit ratings may adversely affect the credit ratings of securities held by the Fund or such credit rating agency’s ability to evaluate creditworthiness, and, as a result, may adversely affect those securities’ perceived or actu
al credit risk.

Collateralized Loans Obligations [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Collateralized Loan Obligations.
In the case of most CLOs, the structured finance securities are issued in multiple tranches, offering investors various maturity and credit risk characteristics, often categorized as senior, mezzanine and subordinated/equity according to their degree of risk. If there are defaults or the relevant collateral otherwise underperforms, scheduled payments to senior tranches of such securities take precedence over those of mezzanine tranches, and scheduled payments to mezzanine tranches have a priority in right of payment to subordinated/equity tranches. However, it is possible that a senior tranche of a CLO could experience losses, particularly in stressed market conditions, due to defaults, downgrades of the underlying collateral by rating agencies, forced liquidation of the collateral pool, increased sensitivity to defaults due to collateral default, market anticipation of defaults and investor aversion to CLO securities as an asset class.
In light of the above, CLOs may therefore present risks similar to those of other types of debt obligations and, in fact, such risks may be of greater significance in the case of CLOs depending upon the Fund’s ranking in the capital structure. In certain cases, losses may equal the total amount of the Fund’s principal investment. Investments in structured vehicles, including equity and junior debt securities issued by CLOs, involve risks, including credit risk and market risk. Changes in interest rates and credit quality may cause significant price fluctuations.
In addition to the general risks associated with investing in debt securities, CLO securities carry additional risks, including: (i) the possibility that distributions from collateral assets will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) investments in CLO equity and junior debt tranches will likely be subordinate in right of payment to other senior classes of CLO debt; and (iv) the complex structure of a particular security may be subject to different interpretations and may produce disputes with the issuer or unexpected investment results, especially during times of market stress or volatility. Additionally, changes in the collateral held by a CLO may cause payments on the instruments held by the Fund to be reduced, either temporarily or permanently. CLOs also may be subject to prepayment risk. Further, the performance of a CLO may be adversely affected by a variety of factors, including the security’s priority in the capital structure of the issuer thereof, the availability of any credit enhancement, the level and timing of payments and recoveries on and the characteristics of the underlying receivables, loans or other assets that are being securitized, remoteness of those assets from the originator or transferor, the adequacy of and ability to realize upon any related collateral and the capability of the servicer of the securitized assets. There are also the risks that the trustee of a CLO does not properly carry out its duties to the CLO, potentially resulting in loss to the CLO. In addition, the complex structure of the security may produce unexpected investment results, especially during times of market stress or volatility.
Investing in securities of CLOs involves the possibility of investments being subject to potential losses arising from material misrepresentation or omission on the part of borrowers whose loans make up the assets of such entities. Such inaccuracy or incompleteness may adversely affect the valuation of the receivables or may adversely affect the ability of the relevant entity to perfect or effectuate a lien on the collateral securing its assets. The CLOs in which the Fund invests will rely upon the accuracy and completeness of representations made by the underlying borrowers to the extent reasonable, but cannot guarantee such accuracy or completeness. The quality of the Fund’s investments in CLOs is subject to the accuracy of representations made by the underlying borrowers. In addition, the Fund is subject to the risk that the systems used by the originators of CLOs to control for accuracy are defective. Under certain circumstances, payments to the Fund may be reclaimed if any such payment or distribution is later determined to have been a fraudulent conveyance or a preferential payment.
To the extent underlying default rates with respect to the securities in which the Fund invests occur or otherwise increase, the performance of the Fund’s investments may be adversely affected. The rate of defaults and losses on debt instruments will be affected by a number of factors, including global, regional and local economic conditions in the area where the borrower operates, the financial circumstances of the borrower as well as the general market conditions. A decline in global markets (or any particular sub-market
thereof) may result in higher delinquencies and/or defaults as borrowers may not be able to repay or refinance their outstanding debt obligations when due for a variety of reasons, which may adversely affect the performance of the Fund’s investments.

CLOs typically will have no significant assets other than the assets underlying such CLOs, including, but not limited to, secured loans, leveraged loans, project finance loans, unsecured loans, cash collateralized letters of credit and other asset-backed obligations, and/or instruments (each of which may be listed or unlisted and in bearer or registered form) that serve as collateral. Payments on the CLO securities are and will be payable solely from the cash flows from the collateral, net of all management fees and other expenses.
The failure by a CLO in which the Fund invests to satisfy financial covenants, including with respect to adequate collateralization and/or interest coverage tests, could lead to a reduction in its payments to the Fund. In the event that a CLO fails certain tests, holders of CLO senior debt may be entitled to additional payments that would, in turn, reduce the payments the Fund would otherwise be entitled to receive. Separately, the Fund may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms, which may include the waiver of certain financial covenants, with a defaulting CLO or any other investment the Fund may make. If any of these occur, it could materially and adversely affect the Fund’s returns.
Issuers may be subject to management, administration and incentive or performance fees. Payment of such additional fees will adversely impact on the returns achieved by the Fund.
The Fund may hold securities that are in a first loss or subordinated position with respect to realized losses on the collateral of its issuers. The leveraged nature of CLOs, in particular, magnifies the adverse impact of loan defaults. CLO investments represent a leveraged investment with respect to the underlying loans. Therefore, changes in the market value of the CLO investments could be greater than the change in the market value of the underlying loans, which are subject to credit, liquidity and interest rate risk.
The Fund’s investments and the assets that collateralize them may prepay more quickly than expected and have an impact on the value of the Fund. Prepayment rates are influenced by changes in interest rates and a variety of factors beyond the Fund’s control and consequently cannot be accurately predicted. Early prepayments give rise to increased re-investment
risk, as the Fund or a CLO collateral manager might realize excess cash from prepayments earlier than expected. If the Fund or a CLO collateral manager is unable to reinvest such cash in a new investment with an expected rate of return at least equal to that of the investment repaid, this may reduce net income and the fair value of that asset.
The Fund is expected to rely on CLO collateral managers to administer and review the portfolios of collateral they manage. The actions of the CLO collateral managers may significantly affect the return on investments. The ability of each CLO collateral manager to identify and report on issues affecting its securitization portfolio on a timely basis could also affect the return on investments, as the Fund may not be provided with information on a timely basis in order to take appropriate measures to manage its risks. The Fund is also expected to rely on CLO collateral managers to act in the best interests of a CLO it manages. If any CLO collateral manager were to act in a manner that was not in the best interest of the CLOs (
e.g.
, gross negligence, with reckless disregard or in bad faith), this could adversely impact the overall performance of investments.
There could in the future be circumstances when uncertainty exists with respect to the roles of certain parties in respect of the Fund’s issuers. Various issues may arise for which there may not be a clear answer in the transaction documents of such issuers, such as, for example only, whether the trustee is obligated to actively search for breaches of representations and warranties, whether holders of the issuer should be allowed access to all deal documents and whether principal forgiveness should be treated as a realized loss. The manner in which these open issues are resolved, specifically those which impact the receipt and allocation of underlying cash flows and losses, could adversely impact the Fund’s current and future investments in issuers.
The failure of servicers to effectively service the loans underlying certain of the investments in the Fund would materially and adversely affect the Fund. Most securitizations of loans require a servicer to manage collections on each of the underlying loans. Both default frequency and default severity of loans may depend upon the quality of the servicer. If servicers are not vigilant in encouraging borrowers to make their monthly payments, the borrowers may be far less likely to make these payments, which could result in a higher frequency of default. If servicers take longer to liquidate non-performing
assets, loss severities may tend to be higher than originally anticipated. The failure of servicers to effectively service the receivables underlying certain assets in the Fund’s investments could negatively impact the value of its investments and its performance. Servicer quality is of prime importance in the default performance of certain personal loans. Servicers may go out of business which would require a transfer of servicing to another servicer. Such transfers take time and loans may become delinquent because of confusion or lack of attention. Servicers may be required to advance interest on delinquent loans to the extent the servicer deems those advances recoverable. In the event the servicer does not advance, interest may be interrupted even on more senior securities. Servicers may also advance more than is in fact recoverable once a defaulted loan is disposed, and the loss to the trust may be greater than the outstanding principal balance of that loan (greater than 100% loss severity). For securitizations with corporate loans, the collateral manager’s role in reinvestment of principal amortization in performing credits and with respect to loans that default, as well as its ability to actively manage the portfolio through trading, will have a significant impact on the value of the underlying collateral and the performance of its securitization. If the collateral manager reinvests proceeds into loans which then default, does not sell loans before such loans default close to the original purchase price or does not effectively contribute to a restructuring process to maximize value of the loan the securitization owns, the collateral manager could materially and adversely impact the Fund’s investments.
The Fund’s investment strategy with respect to certain investments (or types of investments) may be based, in part, upon the premise that interests in issuers and/or an issuer’s underlying collateral that are otherwise performing may from time to time be available for participation by the Fund at “discounted” rates or at “undervalued” prices. Purchasing debt instruments and/or other interests at what may appear to be “undervalued” or “discounted” levels is no guarantee that these investments will generate attractive risk-adjusted returns to the Fund or will not be subject to further reductions in value. For reasons not necessarily attributable to any of the risks set forth herein (for example, supply/demand imbalances or other market forces), the prices of the debt instruments and other securities in which the Fund invests may decline substantially. In particular, purchasing debt instruments or other assets at what may appear to be “undervalued” or “discounted” levels is no guarantee that these assets will not be trading at even lower levels at a time of valuation or at the time of sale. It may not be possible to predict such “spread widening” risk. Additionally, the perceived discount in pricing from previous environments described herein may still not reflect the true value of the collateral assets underlying debt instruments in which the Fund invests.
The fair value of investments may be significantly affected by changes in interest rates. Investments in senior-secured loans through CLOs are sensitive to interest rate levels and volatility. Although CLOs are generally structured to mitigate the risk of interest rate mismatch, there may be some difference between the timing of interest rate resets on the assets and liabilities of a CLO. Such a mismatch in timing could have a negative effect on the amount of funds distributed to CLO investors. In addition, CLOs may not be able to enter into hedge agreements, even if it may otherwise be in the best interests of the CLO to hedge such interest rate risk. Furthermore, in the event of a significant rising interest rate environment and/or economic downturn, loan defaults may increase and result in credit losses that may adversely affect the Fund’s cash flow, fair value of its assets and operating results.
The senior-secured loans underlying CLOs typically have floating interest rates. A rising interest rate environment may increase loan defaults, resulting in losses for the CLOs and the Fund. Further, a general rise in interest rates will increase the financing costs of the CLOs. However, since many of the senior secured loans within these CLOs have floors based on SOFR or another reference rate, there may not be corresponding increases in investment income constraining distributions to investors in these CLOs. CLOs typically obtain financing at a floating rate based on SOFR or another reference rate.
CLOs are typically actively managed by an investment manager, and as a result the interests therein are traded, subject to credit rating agency and other constraints, by such investment manager. The aggregate return on the CLO equity securities will depend in part upon the ability of each investment manager to actively manage the issuer’s portfolio of assets. Additionally, CLOs may be negatively impacted by rating agency actions, and if the securities issued by, or the portfolio securities of, a CLO are downgraded, the Fund’s investment may decline in value. It is possible that an affiliate of the Fund may participate (in certain instances) in the review and approval of the initial collateral selection of the Fund’s issuers as well as any collateral additions to the portfolio. In times of market stress, valuation of CLO securities may reflect wide bid-ask
spreads from numerous valuation sources and be subject to good faith valuations. However, the exercise of control over an issuer could expose the assets of the Fund to claims by such issuer, its investors and its creditors. While the Adviser intends to manage the Fund in a manner that will minimize the exposure of these risks, the possibility of successful claims cannot be precluded.
Between the closing date and the effective date of a CLO, the CLO collateral manager will generally expect to purchase additional collateral obligations for the CLO. During this period, the price and availability of these collateral obligations may be adversely affected by a number of market factors, including price volatility and availability of investments suitable for the CLO, which could hamper the ability of the collateral manager to acquire a portfolio of collateral obligations that will satisfy specified concentration limitations and allow the CLO to reach the target initial par amount of collateral prior to the effective date. An inability or delay in reaching the target initial par amount of collateral may adversely affect the timing and amount of interest or principal payments received by the holders of the CLO debt securities and distributions on the CLO equity securities and could result in early redemptions which may cause CLO debt and equity investors to receive less than
face value of their investment.

Inflation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Inflation Risk.
Inflation risk is the risk that the value of certain assets or income from the Fund’s investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of investments and distributions can decline. Therefore, the income generated by debt investments may not keep pace with inflation. In addition, during any periods of rising inflation, the dividend rates or borrowing costs associated with the Fund’s use of leverage would likely increase, which would tend to further reduce returns to shareholders. Furthermore, actions by governments and central banking authorities can result in changes in interest rates. Periods of higher inflation could cause such authorities to raise interest rates, and vice versa, which may adversely impact the Fund and its investments.

Real Assets Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Real Assets Investments Risk.
The Fund may invest a portion of its assets in securities and credit instruments associated with real assets, including infrastructure and aviation, which have historically experienced substantial price volatility. The value of companies engaged in these industries is affected by (i) changes in general economic and market conditions; (ii) the destruction of real assets, catastrophic events (such as earthquakes, wildfires, floods, hurricanes, tornadoes, man-made
disasters, and terrorist acts) and other public crises and relief responses; (iii) changes in environmental, governmental and other regulations; (iv) risks related to local economic conditions, overbuilding and increased competition; (v) increases in property taxes and operating expenses; (vi) changes in zoning laws; (vii)

casualty and condemnation losses; (viii) surplus capacity and depletion concerns; (ix) the availability of financing; and (x) changes in interest rates and leverage. In addition, the availability of attractive financing and refinancing typically plays a critical role in the success of these investments. As a result, such investments are subject to credit risk because borrowers may be delinquent in payment or default. Borrower delinquency and default rates may be significantly higher than estimated. The Adviser’s assessment, or a rating agency’s assessment, of borrower credit quality may prove to be overly optimistic. The value of securities in these industries may go through cycle
s o
f relative under-performance and over-performance in comparison to equity securities markets in general.

Real Estate Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Real Estate Investments Risk.
The Fund may invest a portion of its assets in securities and credit instruments of companies in the real estate industry, which has historically been cyclical and particularly sensitive to economic downturns and other events that limit demand for real estate, which would adversely impact the value of real estate investments. The value of companies engaged in the real estate industry is affected by (i) changes in general economic and market conditions, including fluctuations in supply and demand; (ii) changes in the value of real estate properties; (iii) risks related to local economic conditions, overbuilding and increased competition; (iv) increases in property taxes and operating expenses; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) variations in rental income, neighborhood values or the appeal of property to tenants; (viii) the availability of financing; and (ix) changes in interest rates and leverage. In addition, the availability of attractive financing and refinancing typically plays a critical role in the success of real estate investments. As a result, such investments are subject to credit risk because borrowers may be delinquent in payment or default. Borrower delinquency and default rates may be significantly higher than estimated. The Adviser’s assessment, or a rating agency’s assessment, of borrower credit quality may prove to be overly optimistic. The value of securities in this industry may go through cycles of relative under-performance and over-performance in comparison to equity securities markets in general.
The Fund’s investments in mortgage loans secured by real estate will be subject to risks of delinquency, loss, taking title to collateral and bankruptcy of the borrower. The ability of a borrower to repay a loan secured by real estate is typically dependent primarily upon the successful operation of such property rather than upon the existence of independent income or assets of the borrower. If the net operating income of the property is reduced or is not increased, depending on the borrower’s business plan, the borrower’s ability to repay the loan may be impaired. If a borrower defaults or declares bankruptcy and the underlying asset value is less than the loan amount, the Fund will suffer a loss. In this manner, real estate values could impact the value of the Fund’s mortgage loan investments. Therefore, the Fund’s investments in mortgage loans will be subject to the risks typically associated with real estate. The Fund may invest in commercial real estate loans, which are secured by commercial property and are subject to risks of loss that may be greater than similar risks associated with loans made on the security of single-family residential property.
Legislative, regulatory and enforcement actions seeking to prevent or restrict foreclosures or providing forbearance relief to borrowers of residential mortgage loans may adversely affect the value of certain mortgage loan investments. Legislative or regulatory initiatives by federal, state or local legislative bodies or administrative agencies, if enacted or adopted, could delay foreclosure or the exercise of other remedies, provide new defenses to foreclosure, or otherwise impair the ability of the loan servicer to foreclose or realize on a defaulted mortgage loan. While the nature or extent of limitations on foreclosure or exercise of other remedies that may be enacted cannot be predicted, any such governmental actions that interfere with the foreclosure process or are designed to protect customers could increase the costs of such foreclosures or exercise of other remedies in respect of mortgage loans, delay the timing or reduce the amount of recoveries on defaulted mortgage loans held by the Fund, and consequently, could adversely impact the yields and distributions the Fund may receive in respect of its ownership of mortgage loans.

Preferred Stocks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Preferred Stock.
Preferred stock generally has a preference as to dividends and upon the event of liquidation over an issuer’s common stock, but it ranks junior to debt securities in an issuer’s capital structure. Preferred stock generally pays dividends in cash (or additional shares of preferred stock) at a defined rate, but unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Dividends on preferred stock may be cumulative, meaning that, in the event the issuer fails to make one or more dividend payments on the preferred stock, no dividends may be paid on the issuer’s common stock until all unpaid preferred stock dividends have been paid. Preferred stock may also be subject to optional or mandatory redemption provisions.

Convertible Securities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Convertible Securities.
Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted into or exchanged for a specified amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security generally entitles its holder to receive interest or a dividend until the convertible security matures or is redeemed or converted. Convertible securities generally: (i) have higher yields than the dividends on the underlying common stocks, but lower yields than non-convertible
securities of a comparable duration; (ii) are less volatile in price than the underlying common stock due to their fixed-income characteristics; (iii) have a significant option component to their value which is directly impacted by the prevailing market volatility and interest rates; and (iv) provide the potential for capital appreciation if the market price of the underlying common stock increases.
The value of a convertible security is a function of its “investment value” (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion feature) and its “conversion value” (the security’s worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates (with investment value declining as interest rates increase) as well as market volatility (with the conversion value increasing as market volatility increases). The credit standing of the issuer and other factors may also have an effect on investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. To the extent that the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right
to acquire the underlying common stock while holding a fixed-income security. Generally, the amount of the premium decreases (as with an option) as the convertible security approaches maturity.
A convertible security may be subject to redemption at the option of the issuer. If a convertible security held by the Fund is called for redemption, the Fund will be required either to permit the issuer to redeem the security or convert it into the underlying common stock. Either of these actions could have an adverse effect on the value of the position. Additionally, certain types of convertible securities may decline in value or lose their value entirely in the event that the issuer’s financial condition becomes significantly impaired.

Effects of Leverage [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Effects of Leverage
. The table below assumes that the Fund’s c
ont
inued
us
e of Preferred Shares represents approximately 14.67% of the Fund’s Managed Assets, borrowings represent approximately 15.41% of the Fund’s

Managed Assets as of March 31, 2026 and the Fund bears expenses relating to such Preferred Shares and borrowings at annual effective interest rates of 6.11% and 6.06%, respectively (based on dividend rates for such Preferred Shares and interest rates for such borrowings as of a recent date). The table below also assumes that the annual return that the Fund’s portfolio must experience (net of expenses not related to Preferred Shares or borrowings) in order to cover the costs of such leverage would be approximately 2.14%. These figures are estimates based on current market conditions, used for illustration purposes only. Actual expenses associated with Preferred Shares and borrowings used by the Fund may vary frequently and may be significantly higher or lower than the rate used for the example above.
The following table is furnished in response to requirements of the SEC. It is designed to illustrate the effects of the Fund’s leverage due to senior securities on corresponding Share total return, assuming investment portfolio total returns (consisting of income and changes in the value of investments held in the Fund’s portfolio)
of -10%, -5%, 0%,
5% and 10%. These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of the investment portfolio returns expected to be experienced by the Fund. Your actual returns may be greater or less than those appearing below.

Assumed Return on Portfolio (Net of Expenses not related to Preferred Shares or borrowings)	(10.00)%	(5.00)%	—%	5.00%	10.00%
Corresponding Share Total Return	(17.36)%	(10.21)%	(3.06)%	4.09%	11.24%
Corresponding Share total return is composed of two elements — the Share dividends paid by the Fund (the amount of which is largely determined by the net investment income of the Fund after paying dividends on Preferred Shares and interest expenses on the Fund’s borrowings) and gains or losses on the value of the securities the Fund owns.

Interest Rate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Interest Rate Risk.
General interest rate fluctuations and changes in credit spreads on floating rate loans may have a substantial negative impact on the Fund’s investments and investment opportunities and, accordingly, may have a material adverse effect on the Fund’s rate of return on invested capital, the Fund’s net investment income and the Fund’s NAV. Certain of the Fund’s debt investments will have variable interest rates that reset periodically based on benchmarks such as SOFR and the prime rate, so an increase in interest rates may make it more difficult for issuers to service their obligations under the debt investments that the Fund will hold. In addition, to the extent the Fund borrows money to make investments, its returns will depend, in part, upon the difference between the rate at which it borrows funds and the rate at which it invests those funds. As a result, there can be no assurance that a significant change in market interest rates will not have a material adverse effect on the Fund’s net investment income to the extent it uses debt to finance its investments. The Fund may be subject to heightened interest rate risk in times of monetary policy change and/or uncertainty, such as when the U.S. Federal Reserve adjusts a quantitative easing program and/or changes rates. In periods of rising interest rates, the Fund’s cost of funds would increase, which could reduce its net investment income. In general, rising interest rates will negatively impact the price of a fixed rate debt instrument and falling interest rates will have a positive effect on price. Adjustable rate instruments also react to interest rate changes in a similar manner, although generally to a lesser degree (depending, however, on the characteristics of the reset terms, including the index chosen, frequency of reset and reset caps or floors, among other factors). From time to time, the Fund may be exposed to medium- to long-term spread duration securities. Longer spread duration securities have a greater adverse price impact to increases in interest rates. Interest rate sensitivity is generally more pronounced and less predictable in instruments with uncertain payment or prepayment schedules.
The Adviser regularly measures exposure to interest rate risk. Interest rate risk is assessed on an ongoing basis by comparing the Fund’s interest rate sensitive assets to its interest rate sensitive liabilities. Based on that review, the Adviser determines whether or not any hedging transactions are necessary to mitigate exposure to changes in interest rates.
If general interest rates rise, there is a risk that the portfolio companies in which the Fund holds floating rate securities will be unable to pay escalating interest amounts, which could result in a default under their loan documents. The potential, however, for the value of a floating rate loan or security to increase in response to interest rate declines is limited. Rising interest rates could also cause portfolio companies to shift cash from other productive uses to the payment of interest, which may have a material adverse effect on their business and operations and could, over time, lead to increased defaults. In addition, rising interest rates may increase pressure on the Fund to provide fixed rate loans to the Fund’s portfolio companies, which could adversely affect the Fund’s net investment income, as increases in the cost of borrowed funds would not be accompanied by increased interest income from such fixed-rate investments.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One		One Vanderbilt Avenue
Entity Address, Address Line Two		Suite 3400
Entity Address, City or Town		New York
Entity Address, State or Province		NY
Entity Address, Postal Zip Code		10017
Contact Personnel Name		Joshua Lefkowitz, Esq
Class A Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	[1]	3.00%
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]		0.00%
Other Transaction Expense 2 [Percent]		0.00%
Management Fees [Percent]	[2],[3],[4]	1.44%
Interest Expenses on Borrowings [Percent]	[2],[4],[5]	2.84%
Incentive Fees [Percent]	[2],[4],[6]	1.46%
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	[2],[4],[7]	0.50%
Other Annual Expense 2 [Percent]	[2],[4]	0.00%
Other Annual Expense 3 [Percent]	[2],[4]	0.45%
Other Annual Expenses [Percent]	[2],[4],[8]	0.95%
Total Annual Expenses [Percent]	[2],[4]	6.69%
Expense Example, Year 01		$ 97
Expense Example, Years 1 to 3		226
Expense Example, Years 1 to 5		350
Expense Example, Years 1 to 10		$ 642
Class I Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	[1]	0.00%
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]		0.00%
Other Transaction Expense 2 [Percent]		0.00%
Management Fees [Percent]	[2],[3],[4]	1.44%
Interest Expenses on Borrowings [Percent]	[2],[4],[5]	2.84%
Incentive Fees [Percent]	[2],[4],[6]	1.46%
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	[2],[4],[7]	0.00%
Other Annual Expense 2 [Percent]	[2],[4]	0.00%
Other Annual Expense 3 [Percent]	[2],[4]	0.45%
Other Annual Expenses [Percent]	[2],[4],[8]	0.45%
Total Annual Expenses [Percent]	[2],[4]	6.19%
Expense Example, Year 01		$ 63
Expense Example, Years 1 to 3		188
Expense Example, Years 1 to 5		309
Expense Example, Years 1 to 10		$ 597
Class L Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	[1]	3.50%
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]		0.00%
Other Transaction Expense 2 [Percent]		0.00%
Management Fees [Percent]	[2],[3],[4]	1.44%
Interest Expenses on Borrowings [Percent]	[2],[4],[5]	2.84%
Incentive Fees [Percent]	[2],[4],[6]	1.46%
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	[2],[4],[7]	0.25%
Other Annual Expense 2 [Percent]	[2],[4]	0.25%
Other Annual Expense 3 [Percent]	[2],[4]	0.45%
Other Annual Expenses [Percent]	[2],[4],[8]	0.95%
Total Annual Expenses [Percent]	[2],[4]	6.69%
Expense Example, Year 01		$ 101
Expense Example, Years 1 to 3		230
Expense Example, Years 1 to 5		354
Expense Example, Years 1 to 10		$ 644
Class M Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	[1]	0.00%
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]		0.00%
Other Transaction Expense 2 [Percent]		0.00%
Management Fees [Percent]	[2],[3],[4]	1.44%
Interest Expenses on Borrowings [Percent]	[2],[4],[5]	2.84%
Incentive Fees [Percent]	[2],[4],[6]	1.46%
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	[2],[4],[7]	0.75%
Other Annual Expense 2 [Percent]	[2],[4]	0.00%
Other Annual Expense 3 [Percent]	[2],[4]	0.45%
Other Annual Expenses [Percent]	[2],[4],[8]	1.20%
Total Annual Expenses [Percent]	[2],[4]	6.94%
Expense Example, Year 01		$ 71
Expense Example, Years 1 to 3		209
Expense Example, Years 1 to 5		341
Expense Example, Years 1 to 10		$ 647
Class N Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	[1]	0.00%
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]		0.00%
Other Transaction Expense 2 [Percent]		0.00%
Management Fees [Percent]	[2],[3],[4]	1.44%
Interest Expenses on Borrowings [Percent]	[2],[4],[5]	2.84%
Incentive Fees [Percent]	[2],[4],[6]	1.46%
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	[2],[4],[7]	0.00%
Other Annual Expense 2 [Percent]	[2],[4]	0.00%
Other Annual Expense 3 [Percent]	[2],[4]	0.45%
Other Annual Expenses [Percent]	[2],[4],[8]	0.45%
Total Annual Expenses [Percent]	[2],[4]	6.19%
Expense Example, Year 01		$ 63
Expense Example, Years 1 to 3		188
Expense Example, Years 1 to 5		309
Expense Example, Years 1 to 10		$ 597
Class U Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	[1]	0.00%
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]		0.00%
Other Transaction Expense 2 [Percent]		0.00%
Management Fees [Percent]	[2],[3],[4]	1.44%
Interest Expenses on Borrowings [Percent]	[2],[4],[5]	2.84%
Incentive Fees [Percent]	[2],[4],[6]	1.46%
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	[2],[4],[7]	0.75%
Other Annual Expense 2 [Percent]	[2],[4]	0.00%
Other Annual Expense 3 [Percent]	[2],[4]	0.45%
Other Annual Expenses [Percent]	[2],[4],[8]	1.20%
Total Annual Expenses [Percent]	[2],[4]	6.94%
Expense Example, Year 01		$ 71
Expense Example, Years 1 to 3		209
Expense Example, Years 1 to 5		341
Expense Example, Years 1 to 10		$ 647
Class Y Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	[1]	0.00%
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]		0.00%
Other Transaction Expense 2 [Percent]		0.00%
Management Fees [Percent]	[2],[3],[4]	1.44%
Interest Expenses on Borrowings [Percent]	[2],[4],[5]	2.84%
Incentive Fees [Percent]	[2],[4],[6]	1.46%
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	[2],[4],[7]	0.00%
Other Annual Expense 2 [Percent]	[2],[4]	0.25%
Other Annual Expense 3 [Percent]	[2],[4]	0.45%
Other Annual Expenses [Percent]	[2],[4],[8]	0.70%
Total Annual Expenses [Percent]	[2],[4]	6.44%
Expense Example, Year 01		$ 66
Expense Example, Years 1 to 3		195
Expense Example, Years 1 to 5		320
Expense Example, Years 1 to 10		$ 615
Common Stocks [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]			Common Shares
Outstanding Security, Authorized [Shares]			572,570,039
Series A Mandatory Redeemable Preferred Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]			Series A Mandatory Redeemable Preferred Shares
Outstanding Security, Authorized [Shares]			6,000,000
Series B Mandatory Redeemable Preferred Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]			Series B Mandatory Redeemable Preferred Shares
Outstanding Security, Authorized [Shares]			2,000,000
Series C Mandatory Redeemable Preferred Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]			Series C Mandatory Redeemable Preferred Shares
Outstanding Security, Authorized [Shares]			4,000,000
Series D Mandatory Redeemable Preferred Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]			Series D Mandatory Redeemable Preferred Shares
Outstanding Security, Authorized [Shares]			2,000,000
Series E Mandatory Redeemable Preferred Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]			Series E Mandatory Redeemable Preferred Shares
Outstanding Security, Authorized [Shares]			2,000,000
Series F Mandatory Redeemable Preferred Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]			Series F Mandatory Redeemable Preferred Shares
Outstanding Security, Authorized [Shares]			2,000,000
Series G Mandatory Redeemable Preferred Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]			Series G Mandatory Redeemable Preferred Shares
Outstanding Security, Authorized [Shares]			4,000,000
Series H Mandatory Redeemable Preferred Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]			Series H Mandatory Redeemable Preferred Shares
Outstanding Security, Authorized [Shares]			4,000,000
Series I Mandatory Redeemable Preferred Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]			Series I Mandatory Redeemable Preferred Shares
Outstanding Security, Authorized [Shares]			4,000,000
Series J Mandatory Redeemable Preferred Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]			Series J Mandatory Redeemable Preferred Shares
Outstanding Security, Authorized [Shares]			4,000,000
Series K Mandatory Redeemable Preferred Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]			Series K Mandatory Redeemable Preferred Shares
Outstanding Security, Authorized [Shares]			4,000,000
JPMorgan Chase Bank, National Association [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[9]			$ 695,159	$ 564,069	$ 326,492	$ 315,344	$ 274,771
Senior Securities Coverage per Unit	[10]			$ 7,048	$ 9,015	$ 10,439	$ 6,420	$ 4,206
Preferred Stock Liquidating Preference	[11]			0	0	0	0	0
Senior Securities Average Market Value per Unit	[12]			$ 0
Societe Generale HSBC [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[9]								$ 73,702	$ 47,611
Senior Securities Coverage per Unit	[10]								$ 4,124	$ 3,522
Preferred Stock Liquidating Preference	[11]								0	0
Senior Securities Average Market Value per Unit	[12]
Societe Generale [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[9]										$ 30,600
Senior Securities Coverage per Unit	[10]										$ 3,809
Preferred Stock Liquidating Preference	[11]										0
Senior Securities Average Market Value per Unit	[12]
Mandatory Redeemable Preferred Shares [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[9],[13]			$ 950,000	$ 650,000	$ 400,000	$ 300,000
Senior Securities Coverage per Unit	[10],[13]			$ 88	$ 106.23	$ 117.29	$ 82.25
Preferred Stock Liquidating Preference	[11],[13]			25	25	25	25
Senior Securities Average Market Value per Unit	[12],[13]			$ 0
NoteonNote Loan [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[9],[14]			$ 27,686	$ 15,399
Senior Securities Coverage per Unit	[10],[14]			$ 7,048	$ 9,015
Preferred Stock Liquidating Preference	[11],[14]			0	0
Senior Securities Average Market Value per Unit	[12],[14]			$ 0
Series L Mandatory Redeemable Preferred Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]			Series L Mandatory Redeemable Preferred Shares
Outstanding Security, Authorized [Shares]			4,000,000
Series M Mandatory Redeemable Preferred Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]			Series M Mandatory Redeemable Preferred Shares
Outstanding Security, Authorized [Shares]			0
Credit Facility (Bank of America, N.A.) [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[9]			$ 225,000
Senior Securities Coverage per Unit	[10]			$ 7,048
Preferred Stock Liquidating Preference	[11]			0
Senior Securities Average Market Value per Unit	[12]			$ 0

[1]	Investors purchasing Class A Shares may be charged a sales load of up to 3.00% of the Investor’s gross purchase, and Investors purchasing Class L Shares may be charged a sales load of up to 3.50% of the Investor’s gross purchase. The Distributor may, in its discretion, waive all or a portion of the sales load for certain investors. While Class M Shares and Class U Shares are not subject to a front-end sales charge, if you purchase Class M Shares or Class U Shares through certain financial firms, such firms may directly charge you transaction or other fees in such amount as they may determine. Please consult your financial firm for additional information. See “Plan of Distribution.”
[2]	Expenses reflect current fees for Class A Shares, Class I Shares, Class L Shares, Class M Shares, Class N Shares, Class U Shares and Class Y Shares.
[3]	The Management Fee paid by the Fund is calculated at the annual rate of 1.00% of the month-end value of the Fund’s Managed Assets (such amount not to exceed, in any case, 1.50% of Net Assets), which includes assets purchased with borrowed money. The table above assumes that the Fund borrows money for investment purposes at an average amount of 43.75% of its Net Assets and also reflects the Fund’s outstanding Preferred Shares. The Management Fee estimate in the table is greater than 1.00% since it is computed as a percentage of the Fund’s Net Assets for presentation therein. In addition, if the Fund borrows money in excess of the 43.75% debt-to-NAV ratio or issues additional Preferred Shares, then the Management Fee in relation to its Net Assets would be higher than the estimate presented in the table.
[4]	The table above presents the Fund’s estimated annual expenses based on the assumption that the Fund borrows money for investment purposes at an average rate of 43.75% of the Fund’s Net Assets. The Fund’s estimated total annual fund expenses excluding interest payments on borrowed funds and securities sold short would be 3.85% for Class A Shares, 3.35% for Class I Shares, 3.85% for Class L Shares, 4.10% for Class M Shares, 3.35% for Class N Shares, 4.10% for Class U Shares and 3.60% for Class Y Shares.
[5]	Interest expenses represent estimated interest related costs the Fund currently expects to incur in connection with the use of its credit facilities. See “Summary of Terms — Leverage.” The amount shown in the table above is based on the assumption that the Fund borrows money for investment purposes at an average rate of 43.75% of Net Assets and includes dividends payable on the Fund’s MRP Shares, which, in the aggregate, have an average interest rate of 6.11% per annum.
[6]	The Fund anticipates that it may have interest income that could result in the payment of an Incentive Fee to the Adviser during certain periods. However, the Incentive Fee is based on the Fund’s performance and will not be paid unless the Fund achieves certain performance targets. The Fund expects the Incentive Fee the Fund pays to increase to the extent the Fund earns greater interest income through its investments in portfolio companies. The Incentive Fee is calculated and payable quarterly in arrears based upon the Fund’s “pre-incentive fee net investment income” for the immediately preceding quarter, and is subject to a hurdle rate, expressed as a rate of return on the Fund’s Net Assets, equal to 1.50% per quarter, or an annualized hurdle rate of 6.00%, subject to a “catch-up” feature. For purposes of computing the Fund’s pre-incentive fee net investment income, the calculation methodology will look through total return swaps as if the Fund owned the referenced assets directly. See “Management and Incentive Fees” for a full explanation of how the Incentive Fee is calculated.
[7]	The Fund may charge a distribution and/or shareholder servicing fee totaling up to 0.50% per year on Class A Shares, 0.50% per year on Class L Shares, 0.75% per year on Class M Shares, 0.75% per year on Class U Shares and 0.25% on Class Y Shares. With respect to Class L Shares, 0.25% of the fee is characterized as a “shareholder service fee” and the remaining portion is characterized as a “distribution fee.” With respect to Class A Shares, Class M Shares and Class U Shares, the entire fee is characterized as a “distribution fee.” With respect to Class Y Shares, the entire fee is characterized as a “shareholder service fee.” The Fund may use these fees, in respect of the relevant class, to compensate Financial Intermediaries or financial institutions for distribution-related expenses, if applicable, and providing ongoing services in respect of clients with whom they have distributed Class A Shares, Class L Shares, Class M Shares, Class U Shares or Class Y Shares of the Fund. Such services may also include electronic processing of client orders, electronic fund transfers between clients and the Fund, account reconciliations with the Fund’s transfer agent, facilitation of electronic delivery to clients of Fund documentation, monitoring client accounts for back-up withholding and any other special tax reporting obligations, maintenance of books and records with respect to the foregoing, and such other information and liaison services as the Fund or the Adviser may reasonably request.
[8]	Other expenses include reasonably estimated costs the Fund can expect to incur related to accounting, custody, transfer agency, legal, valuation agent, pricing vendor and auditing fees of the Fund, organizational and offering costs applicable to each class, as well as the reimbursement of the compensation of administrative personnel and fees payable to the Independent Trustees.
[9]	Total amount of each class of senior securities outstanding at principal value at the end of the period presented.
[10]	The asset coverage ratio for a class of senior securities representing indebtedness is calculated as our consolidated total assets, less all liabilities and indebtedness not represented by senior securities, divided by total senior securities representing indebtedness as calculated separately for each of the Preferred Shares and the applicable borrowings in accordance with Section 18(h) of the 1940 Act. With respect to the Preferred Shares, the “Asset Coverage Per Unit” is expressed in terms of dollar amounts per share of outstanding Preferred Shares (based on a per share liquidation preference of $25). With respect to the credit facilities and note-on-note loans, the asset coverage ratio is multiplied by $1,000 to determine the “Asset Coverage Per Unit”.
[11]	The amount to which such class of senior security would be entitled upon our involuntary liquidation in preference to any security junior to it. The “—” in this column indicates that the SEC expressly does not require this information to be disclosed for certain types of senior securities.
[12]	Not applicable to senior securities outstanding as of period end.
[13]	There were no mandatory redeemable preferred shares outstanding as of December 31, 2021, December 31, 2020, December 31, 2019 and December 31, 2018.
[14]	There were no note-on-note loans outstanding as of December 31, 2023, December 31, 2022, December 31, 2021, December 31, 2020, December 31, 2019 and December 31, 2018.